UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04474

Name of Registrant:	Vanguard California Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2021—May 31, 2022

Item 1: Reports to Shareholders

Semiannual Report   |   May 31, 2022
Vanguard California Tax-Exempt Funds
Vanguard California Municipal Money Market Fund
Vanguard California Intermediate-Term Tax-Exempt Fund
Vanguard California Long-Term Tax-Exempt Fund

Contents
About Your Fund’s Expenses	1
California Municipal Money Market Fund	3
California Intermediate-Term Tax-Exempt Fund	14
California Long-Term Tax-Exempt Fund	107
Trustees Approve Advisory Arrangements	136
Liquidity Risk Management	137

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended May 31, 2022
	Beginning Account Value 11/30/2021	Ending Account Value 5/31/2022	Expenses Paid During Period
Based on Actual Fund Return
California Municipal Money Market Fund	$1,000.00	$1,000.90	$0.65
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$934.90	$0.82
Admiral™ Shares	1,000.00	935.30	0.43
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$913.90	$0.81
Admiral Shares	1,000.00	914.30	0.43

Six Months Ended May 31, 2022
	Beginning Account Value 11/30/2021	Ending Account Value 5/31/2022	Expenses Paid During Period
Based on Hypothetical 5% Yearly Return
California Municipal Money Market Fund	$1,000.00	$1,024.28	$0.66
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.08	$0.86
Admiral Shares	1,000.00	1,024.48	0.45
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.08	$0.86
Admiral Shares	1,000.00	1,024.48	0.45
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the California Municipal Money Market Fund, 0.13%; for the California Intermediate-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; and for the California Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

California Municipal Money Market Fund
Distribution by Effective Maturity1
As of May 31, 2022
1 - 7 Days	93.3%
8 - 30 Days	3.4
31 - 60 Days	2.6
61 - 90 Days	0.6
91 - 180 Days	0.1
1 Percentage of investments.

California Municipal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2022
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio & Management” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (100.0%)
California (100.0%)
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	4,100	4,113
[1]	ABAG Finance Authority for Nonprofit Corps. Local or Guaranteed Housing Revenue VRDO	0.670%	6/2/22	80,900	80,900
[1]	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue VRDO	0.820%	6/2/22	8,405	8,405
[1]	ABAG Finance Authority for Nonprofit Corps. Recreational Revenue VRDO	0.810%	6/2/22	7,000	7,000
[1,2]	Alameda CA Unified School District GO TOB VRDO	0.810%	6/2/22	4,000	4,000
[1,2]	Allan Hancock CA Joint Community College District GO TOB VRDO	0.820%	6/2/22	2,585	2,585
[1,2]	Allan Hancock CA Joint Community College GO TOB VRDO	0.820%	6/2/22	11,637	11,637
[1,2]	Anaheim CA Elementary School District GO TOB VRDO	0.820%	6/2/22	2,120	2,120
[1,2]	Bay Area Toll Authority Highway Revenue TOB VRDO	0.820%	6/7/22	11,030	11,030
[1]	Bay Area Toll Authority Highway Revenue VRDO	0.620%	6/2/22	7,150	7,150
[1]	Bay Area Toll Authority Highway Revenue VRDO	0.620%	6/2/22	20,000	20,000
[1]	Bay Area Toll Authority Highway Revenue VRDO	0.650%	6/2/22	4,975	4,975
[1]	Bay Area Toll Authority Highway Revenue VRDO	0.700%	6/2/22	11,705	11,705
[1,2]	Bay Area Toll Authority Toll Bridge Highway Revenue TOB VRDO	0.820%	6/7/22	8,435	8,435
[1,2]	Bay Area Toll Authority Toll Bridge Highway Revenue TOB VRDO	0.820%	6/7/22	6,710	6,710
[1,2]	Bay Area Toll Authority Toll Bridge Highway Revenue TOB VRDO	0.820%	6/7/22	19,630	19,630
[1,2]	Bay Area Toll Authority Toll Bridge Highway Revenue TOB VRDO	0.820%	6/7/22	12,035	12,035
[1,2]	Bay Area Toll Authority Toll Bridge Highway Revenue TOB VRDO	0.820%	6/7/22	8,335	8,335
[1,2]	Bay Area Toll Authority Toll Bridge Revenue Health, Hospital, Nursing Home Revenue TOB VRDO	0.820%	6/7/22	5,250	5,250
[1,2]	Burbank Unified School District GO TOB VRDO	0.810%	6/2/22	5,520	5,520
[1,2]	California Coast Community College District GO TOB VRDO	0.820%	6/2/22	5,705	5,705
	California CP GO	0.750%	6/8/22	43,850	43,850
	California CP GO	1.000%	6/22/22	6,969	6,969
	California CP GO	1.060%	7/7/22	31,850	31,850
	California CP GO	1.150%	7/19/22	10,000	10,000
	California CP GO	1.150%	7/19/22	9,907	9,907
	California CP GO	1.150%	7/20/22	20,000	20,000
[1,2]	California Educational Facilities Authority College & University Revenue TOB VRDO	0.810%	6/2/22	13,875	13,875
[1,2]	California Educational Facilities Authority College & University Revenue TOB VRDO	0.810%	6/2/22	2,180	2,180
[1,2]	California Educational Facilities Authority College & University Revenue TOB VRDO	0.820%	6/2/22	4,000	4,000
	California Educational Facilities Authority College & University Revenue VRDO	0.700%	6/1/22	4,793	4,793
[1,2]	California GO TOB VRDO	0.810%	6/2/22	4,640	4,640
[1,2]	California GO TOB VRDO	0.810%	6/2/22	6,480	6,480
[1,2]	California GO TOB VRDO	0.810%	6/2/22	3,650	3,650
[1,2]	California GO TOB VRDO	0.820%	6/2/22	14,000	14,000
[1,2,3]	California GO TOB VRDO	0.820%	6/2/22	5,005	5,005
[1,2]	California GO TOB VRDO	0.820%	6/2/22	3,335	3,335
[1,2]	California GO TOB VRDO	0.820%	6/2/22	4,500	4,500
[1,2]	California GO TOB VRDO	0.820%	6/2/22	2,770	2,770
[1,2]	California GO TOB VRDO	0.820%	6/2/22	15,855	15,855
[1,2]	California GO TOB VRDO	0.820%	6/2/22	5,995	5,995
[1,2]	California GO TOB VRDO	0.820%	6/2/22	3,650	3,650
[1,2]	California GO TOB VRDO	0.820%	6/7/22	2,135	2,135
[1,2]	California GO TOB VRDO	0.820%	6/7/22	2,800	2,800
[1,2]	California GO TOB VRDO	0.820%	6/7/22	1,315	1,315
[1]	California GO VRDO	0.520%	6/1/22	13,795	13,795
[1]	California GO VRDO	0.680%	6/1/22	70,195	70,195
[1]	California GO VRDO	0.730%	6/1/22	12,400	12,400
[1]	California GO VRDO	0.650%	6/2/22	4,100	4,100
[1]	California GO VRDO	0.670%	6/2/22	21,395	21,395
[1,2,4]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT TOB, SIFMA Municipal Swap Index Yield + 0.150%	0.940%	11/1/22	2,500	2,500
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.820%	6/2/22	6,665	6,665
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.820%	6/2/22	8,000	8,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.820%	6/7/22	6,240	6,240
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.820%	6/7/22	11,395	11,395
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.600%	6/1/22	39,800	39,800
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.620%	6/1/22	53,900	53,900

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.620%	6/1/22	2,135	2,135
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.620%	6/1/22	12,350	12,350
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.640%	6/1/22	39,120	39,120
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.640%	6/1/22	12,900	12,900
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.640%	6/1/22	42,640	42,640
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.700%	6/1/22	20,935	20,935
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.700%	6/2/22	51,120	51,120
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.700%	6/2/22	35,050	35,050
[1,2]	California Infrastructure & Economic Development Bank Miscellaneous Revenue TOB VRDO	0.810%	6/2/22	6,970	6,970
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue VRDO	0.750%	6/1/22	72,425	72,425
[1,2]	California Municipal Finance Authority Port, Airport & Marina Revenue TOB VRDO	0.870%	6/7/22	3,740	3,740
[1,2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.810%	6/2/22	3,750	3,750
[1,2]	California State University College & University Revenue TOB VRDO	0.820%	6/7/22	6,715	6,715
[1,2]	California State University College & University Revenue TOB VRDO	0.820%	6/7/22	4,760	4,760
[1,2]	California State University College & University Revenue TOB VRDO	0.820%	6/7/22	1,330	1,330
[1,2]	California State University Systemwide College & University Revenue TOB VRDO	0.820%	6/2/22	7,160	7,160
[1,2]	California State Unversity College & University Revenue TOB VRDO	0.820%	6/2/22	2,465	2,465
[1]	California Statewide Communities Development Authority Government Fund/Grant Revenue VRDO	0.730%	6/2/22	45,705	45,705
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.560%	6/1/22	7,300	7,300
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.620%	6/1/22	700	700
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.700%	6/1/22	12,100	12,100
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.720%	6/2/22	27,505	27,505
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.580%	6/1/22	14,200	14,200
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.580%	6/1/22	28,500	28,500
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.580%	6/1/22	18,000	18,000
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.810%	6/2/22	11,900	11,900
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.810%	6/2/22	12,785	12,785
[1]	Calleguas-Las Virgenes Public Financing Authority Water Revenue VRDO	0.770%	6/2/22	12,690	12,690
[1,2]	Carlsbad Unified School District GO TOB VRDO	0.820%	6/2/22	600	600
[1,2]	Chino Valley Unified School District GO TOB VRDO	0.820%	6/2/22	4,000	4,000
[1,2]	Chino Valley Unified School District GO TOB VRDO	0.820%	6/2/22	3,750	3,750
[1,2]	Chino Valley Unified School District GO TOB VRDO	0.820%	6/2/22	4,125	4,125
[1,2]	Cupertino Union School District GO TOB VRDO	0.820%	6/7/22	8,870	8,870
[1,2]	Desert CA Community College District GO TOB VRDO	0.820%	6/2/22	6,000	6,000
[1,2]	Downey CA Unified School District GO TOB VRDO	0.820%	6/2/22	6,060	6,060
[1,2]	Dublin CA Unified School District GO TOB VRDO	0.660%	6/1/22	35,510	35,510
[1,2]	Dublin CA Unified School District GO TOB VRDO	0.660%	6/1/22	12,845	12,845
	East Bay Municipal Utility District CP	1.060%	7/7/22	17,760	17,760
[1,2]	East Bay Municipal Utility District Water System Water Revenue TOB VRDO	0.810%	6/2/22	13,525	13,525
[1,2]	East Bay Municipal Utility District Water System Water Revenue TOB VRDO	0.820%	6/2/22	2,500	2,500
	East Bay Municipal Utility District Water System Water Revenue VRDO	0.700%	6/1/22	1,860	1,860
[1,2]	East Bay Municipal Utility District Water System Water Revenue VRDO	0.800%	6/2/22	24,000	24,000
[1,2]	East Bay Municipal Utility District Water System Water Revenue VRDO	0.800%	6/2/22	65,830	65,830
[1,2]	Eastern Municipal Water District Financing Authority Water Revenue TOB VRDO	0.820%	6/2/22	9,000	9,000
	Eastern Municipal Water District Water Revenue VRDO	0.550%	6/1/22	9,110	9,110
[1,2,5]	Fairfield CA COP TOB VRDO	0.910%	6/2/22	2,366	2,366
[1,2]	Folsom Cordova Unified School District School Facilities Improvement District No. 5 GO TOB VRDO	0.810%	6/2/22	3,750	3,750
[1,2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue TOB VRDO	0.840%	6/7/22	4,420	4,420
[1,2]	Gilroy CA Unified School District GO TOB VRDO	0.820%	6/2/22	4,000	4,000
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/22	54,830	54,830
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/22	24,205	24,205
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.250%	6/1/22	77,460	77,460
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.300%	6/1/22	8,425	8,425
[1,2]	Hartnell CA Community College GO TOB VRDO	0.820%	6/2/22	1,995	1,995
[1,2]	Hayward CA Area Recreation & Park District GO TOB VRDO	0.820%	6/2/22	5,000	5,000
[1,2]	Huntington Beach City School District GO TOB VRDO	0.660%	6/1/22	12,160	12,160
[1]	Irvine CA Special Assessment Revenue VRDO	0.500%	6/1/22	16,890	16,890
[1]	Irvine CA Special Assessment Revenue VRDO	0.500%	6/1/22	9,729	9,729
[1]	Irvine CA Special Assessment Revenue VRDO	0.500%	6/1/22	12,907	12,907
[1]	Irvine CA Special Assessment Revenue VRDO	0.620%	6/1/22	7,530	7,530
[1]	Irvine CA Special Assessment Revenue VRDO	0.620%	6/1/22	5,734	5,734
[1]	Irvine CA VRDO	0.520%	6/1/22	4,515	4,515
[1]	Irvine CA VRDO	0.620%	6/1/22	16,430	16,430
[1]	Irvine CA VRDO	0.620%	6/1/22	3,000	3,000
[1,2]	Irvine Ranch Water District COP TOB VRDO	0.820%	6/2/22	3,220	3,220
[1]	Irvine Ranch Water District Special Assessment Revenue VRDO	0.620%	6/1/22	17,415	17,415
[1,2]	Livermore Valley CA Joint Unified School District GO TOB VRDO	0.820%	6/7/22	5,000	5,000
[1,2]	Long Beach CA Community College District GO TOB VRDO	0.820%	6/2/22	5,368	5,368
[1,2]	Long Beach CA Harbor Port, Airport & Marina Revenue TOB VRDO	0.810%	6/2/22	4,000	4,000

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Long Beach Harbor Port, Airport & Marina Revenue TOB VRDO	0.820%	6/2/22	3,750	3,750
[1,2]	Long Beach Unified School District GO TOB VRDO	0.820%	6/2/22	38,160	38,160
[1,2]	Long Beach Unified School District GO TOB VRDO	0.820%	6/2/22	405	405
[1,2]	Los Angeles CA Community College District GO TOB VRDO	0.820%	6/2/22	3,750	3,750
[1,2]	Los Angeles CA Department of Airports International Airport Port, Airport & Marina Revenue TOB VRDO	0.840%	6/2/22	3,970	3,970
[1,2]	Los Angeles CA Department of Airports International Airport Port, Airport & Marina Revenue TOB VRDO	0.840%	6/2/22	4,500	4,500
[1,2]	Los Angeles CA Department of Airports International Airport Port, Airport & Marina Revenue TOB VRDO	0.840%	6/2/22	5,015	5,015
[1,2]	Los Angeles CA Department of Airports International Airport Port, Airport & Marina Revenue TOB VRDO	0.850%	6/2/22	5,020	5,020
[1,2]	Los Angeles CA Department of Airports International Airport Port, Airport & Marina Revenue TOB VRDO	0.850%	6/2/22	7,500	7,500
[1,2]	Los Angeles CA Department of Airports International Airport Port, Airport & Marina Revenue TOB VRDO	0.850%	6/2/22	7,545	7,545
[1,2]	Los Angeles CA Department of Airports International Airport Port, Airport & Marina Revenue TOB VRDO	0.850%	6/2/22	1,460	1,460
[1,2]	Los Angeles CA Department of Airports International Airport Port, Airport & Marina Revenue TOB VRDO	0.850%	6/2/22	2,940	2,940
[1,2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	0.820%	6/2/22	18,095	18,095
[1,2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	0.830%	6/2/22	6,520	6,520
[1,2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	0.840%	6/2/22	2,670	2,670
[1,2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	0.850%	6/2/22	2,500	2,500
[1,2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	0.840%	6/7/22	1,940	1,940
	Los Angeles CA General Fund Revenue TRAN	4.000%	6/23/22	45,000	45,075
[1,2]	Los Angeles CA Harbor Department Port, Airport & Marina Revenue TOB VRDO	0.820%	6/2/22	1,875	1,875
[1,2]	Los Angeles CA Harbor Department Port, Airport & Marina Revenue TOB VRDO	0.840%	6/2/22	2,220	2,220
[1,2]	Los Angeles CA Wastewater System Sewer Revenue TOB VRDO	0.820%	6/2/22	6,000	6,000
[1,2]	Los Angeles CA Wastewater System Sewer Revenue TOB VRDO	0.820%	6/7/22	1,335	1,335
[1]	Los Angeles Community Redevelopment Agency Local or Guaranteed Housing Revenue VRDO	0.730%	6/2/22	27,355	27,355
	Los Angeles County Capital Asset Leasing Corp. Lease Revenue CP	0.820%	6/15/22	6,500	6,500
	Los Angeles County Capital Asset Leasing Corp. Lease Revenue CP	1.300%	8/2/22	915	915
	Los Angeles County Capital Asset Leasing Corp. Lease Revenue CP	1.300%	8/2/22	23,760	23,760
[1,2]	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue TOB VRDO	0.820%	6/2/22	3,350	3,350
[1,2]	Los Angeles Department of Water & Power Electric Power & Light Revenue TOB VRDO	0.820%	6/2/22	9,200	9,200
[1,2]	Los Angeles Department of Water & Power Electric Power & Light Revenue TOB VRDO	0.820%	6/2/22	2,000	2,000
[1,2]	Los Angeles Department of Water & Power Electric Power & Light Revenue TOB VRDO	0.820%	6/2/22	5,400	5,400
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.500%	6/1/22	43,480	43,480
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.570%	6/1/22	32,010	32,010
[1,2]	Los Angeles Department of Water & Power System Electric Power & Light Revenue TOB VRDO	0.810%	6/2/22	7,335	7,335
[1,2]	Los Angeles Department of Water & Power System Electric Power & Light Revenue TOB VRDO	0.820%	6/2/22	7,000	7,000
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.540%	6/1/22	11,075	11,075
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.550%	6/1/22	14,550	14,550
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.700%	6/2/22	41,420	41,420
[1,2]	Los Angeles Department of Water & Power Water Revenue TOB VRDO	0.820%	6/7/22	1,150	1,150
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.520%	6/1/22	6,400	6,400
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.550%	6/1/22	3,525	3,525
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.680%	6/2/22	33,100	33,100
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.700%	6/2/22	15,050	15,050
	Los Angeles Municipal Improvement Corp. Lease Revenue	0.720%	6/1/22	9,230	9,230
[1,2]	Lucia Mar CA Unified School District GO TOB VRDO	0.830%	6/7/22	9,975	9,975
[1,2]	Madera CA Unified School District GO TOB VRDO	0.810%	6/2/22	6,400	6,400
[1,2]	Marin CA Healthcare District GO TOB VRDO	0.810%	6/2/22	5,235	5,235
[1,2]	Marin CA Healthcare District GO TOB VRDO	0.820%	6/2/22	1,600	1,600
[1,2]	Marin CA Healthcare District GO TOB VRDO	0.820%	6/2/22	5,585	5,585
[1,2]	Marin CA Water District Financing Authority Water Revenue TOB VRDO	0.820%	6/2/22	4,025	4,025
	Metropolitan Water District of Southern California Water Revenue VRDO	0.550%	6/1/22	37,700	37,700
	Metropolitan Water District of Southern California Water Revenue VRDO	0.550%	6/1/22	9,135	9,135
	Metropolitan Water District of Southern California Water Revenue VRDO	0.550%	6/1/22	34,960	34,960
	Metropolitan Water District of Southern California Water Revenue VRDO	0.550%	6/1/22	2,365	2,365
[1,2]	Modesto CA Elementary School District Stanislaus Country GO TOB VRDO	0.820%	6/2/22	5,400	5,400
[1]	Modesto CA Public Financing Authority Lease (Abatement) Revenue VRDO	0.790%	6/2/22	36,145	36,145
[1,2]	Montebello Unified School District GO TOB VRDO	0.820%	6/2/22	4,700	4,700
[1,2]	Mount San Antonio CA Community College District GO TOB VRDO	0.820%	6/2/22	9,600	9,600
[1,2]	Mount San Antonio CA Community College District GO TOB VRDO	0.820%	6/2/22	11,389	11,389
[1,2]	Newhall CA School District GO TOB VRDO	0.660%	6/1/22	10,450	10,450
[1,2]	Norwalk-La Mirada CA Unified School District GO TOB VRDO	0.820%	6/2/22	2,500	2,500
[1,2]	Norwalk-La Mirada CA Unified School District GO TOB VRDO	0.820%	6/2/22	6,635	6,635
[1,2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.820%	6/2/22	2,000	2,000
[1,2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.820%	6/2/22	61,000	61,000
[1,2]	Nuveen California Quality Municipal Income Fund VRDO VRDP	0.860%	6/2/22	9,100	9,100
[1,2]	Nuveen California Quality Municipal Income Fund VRDO VRDP	0.860%	6/2/22	19,100	19,100
[1,2]	Nuveen California Quality Municipal Income Fund VRDO VRDP	0.880%	6/2/22	60,500	60,500
[1,2]	Nuveen California Quality Municipal Income Fund VRDO VRDP TOB	0.920%	6/1/22	106,800	106,800
[1,2]	Oakland CA GO TOB VRDO	0.660%	6/1/22	10,080	10,080
[1,2]	Oakland Unified School District/Alameda County GO TOB VRDO	0.820%	6/7/22	2,400	2,400

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Ocean View School District Orange County GO TOB VRDO	0.820%	6/2/22	6,430	6,430
[1]	Oceanside CA Local or Guaranteed Housing Revenue VRDO	0.790%	6/2/22	15,000	15,000
[1]	Orange County Water District COP VRDO	0.680%	6/1/22	9,825	9,825
[1,2,6]	Oxnard School District GO TOB VRDO	0.820%	6/2/22	6,000	6,000
[1,2]	Pajaro Valley Unified School District GO TOB VRDO	0.870%	6/7/22	5,600	5,600
[1]	Pasadena CA COP VRDO	0.720%	6/2/22	38,230	38,230
[1,2]	Poway CA Unified School District GO TOB VRDO	0.820%	6/2/22	4,012	4,012
[1,2]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	0.820%	6/2/22	2,670	2,670
[1,2]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	0.820%	6/7/22	3,675	3,675
[1]	Riverside CA COP VRDO	0.730%	6/2/22	56,805	56,805
[1]	Riverside CA Electric Revenue VRDO	0.720%	6/1/22	8,110	8,110
[1,2,4]	Sacramento CA Area Flood Control Agency Special Assessment Revenue PUT TOB, SIFMA Municipal Swap Index Yield + 0.150%	0.940%	10/3/22	2,300	2,300
[1,2]	Sacramento CA Area Flood Control Agency Special Assessment Revenue TOB VRDO	0.820%	6/2/22	6,000	6,000
[1,2]	Sacramento CA Area Flood Control Agency Special Assessment Revenue TOB VRDO	0.820%	6/2/22	10,000	10,000
[1,2]	Sacramento CA Municipal Utility District Electric Power & Light Revenue TOB VRDO	0.820%	6/2/22	3,000	3,000
[1,2]	Sacramento CA Water Revenue TOB VRDO	0.820%	6/7/22	3,800	3,800
[1]	Sacramento County CA Local or Guaranteed Housing Revenue VRDO	0.910%	6/2/22	9,600	9,600
[1]	Sacramento Housing Authority Local or Guaranteed Housing Revenue VRDO	0.810%	6/2/22	14,270	14,270
[1,2]	Sacramento Municipal Utility District Electric Power & Light Revenue TOB VRDO	0.820%	6/7/22	2,650	2,650
[1]	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.620%	6/2/22	10,600	10,600
[1]	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.680%	6/2/22	69,000	69,000
	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.700%	6/2/22	80,670	80,670
[1,2]	San Bernardino CA Community College District GO TOB VRDO	0.810%	6/2/22	4,620	4,620
[1]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	0.750%	6/2/22	4,265	4,265
[1]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	0.750%	6/2/22	2,500	2,500
[1,2]	San Bernardino County CA Transportation Authority Sales Tax Revenue TOB VRDO	0.820%	6/2/22	7,900	7,900
[1,2]	San Diego CA Unified School District GO TOB VRDO	0.820%	6/2/22	4,500	4,500
[1,2]	San Diego CA Unified School District GO TOB VRDO	0.820%	6/2/22	1,105	1,105
[1,2]	San Diego CA Unified School District GO TOB VRDO	0.820%	6/2/22	2,500	2,500
[1,2]	San Diego CA Unified School District GO TOB VRDO	0.820%	6/2/22	4,000	4,000
[1,2]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue TOB VRDO	0.870%	6/7/22	1,900	1,900
[1,2]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue TOB VRDO	0.870%	6/7/22	470	470
[1,2]	San Diego County Regional Transportation Commission Sales Tax Revenue TOB VRDO	0.820%	6/2/22	6,665	6,665
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	0.680%	6/2/22	81,085	81,085
	San Diego County Water Authority Water Revenue CP	1.000%	6/9/22	35,000	35,000
[1]	San Diego Housing Authority Local or Guaranteed Housing Revenue VRDO	0.800%	6/1/22	72,710	72,710
[1,2]	San Francisco Bay Area Rapid Transit District GO TOB VRDO	0.820%	6/7/22	1,875	1,875
[1,2]	San Francisco Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	0.820%	6/2/22	1,700	1,700
[1,2]	San Francisco CA City & County GO VRDO	0.800%	6/2/22	9,225	9,225
[1,2]	San Francisco CA City & County International Airport Port, Airport & Marina Revenue TOB VRDO	0.840%	6/2/22	36,685	36,685
[1,2]	San Francisco CA City & County International Airport Port, Airport & Marina Revenue TOB VRDO	0.840%	6/2/22	19,655	19,655
[1,2]	San Francisco CA City & County International Airport Port, Airport & Marina Revenue TOB VRDO	0.860%	6/7/22	12,900	12,900
[1,2]	San Francisco CA City & County Public Utilities Commission Wastewater Sewer Revenue TOB VRDO	0.820%	6/2/22	7,500	7,500
[1,2]	San Francisco CA City & County Public Utilities Commission Wastewater Sewer Revenue TOB VRDO	0.820%	6/2/22	6,900	6,900
[1,2]	San Francisco CA City & County Public Utilities Commission Water Revenue TOB VRDO	0.820%	6/2/22	8,885	8,885
	San Francisco CA City & County Public Utils Commission Wastewater Revenue CP	1.000%	7/7/22	10,000	10,000
[1,2]	San Francisco City & County Airport Commission-San Francisco International Airport GO TOB VRDO	0.870%	6/7/22	4,685	4,685
[1]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	0.710%	6/1/22	94,605	94,605
[1]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	0.760%	6/1/22	5,400	5,400
[1]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	0.750%	6/7/22	48,145	48,145
[1]	San Francisco City & County Finance Corp. Lease (Abatement) Revenue VRDO	0.680%	6/2/22	6,695	6,695
[1]	San Francisco City & County Finance Corp. Lease (Abatement) Revenue VRDO	0.720%	6/2/22	9,975	9,975
[1]	San Francisco City & County Redevelopment Agency Successor Agency Local or Guaranteed Housing Revenue VRDO	0.750%	6/2/22	5,690	5,690
[1,2]	San Jose CA GO TOB VRDO	0.820%	6/7/22	4,000	4,000
[1,2]	San Mateo County CA Community College District GO TOB VRDO	0.820%	6/2/22	8,810	8,810
[1,2]	San Mateo County CA Community College District GO TOB VRDO	0.820%	6/2/22	2,235	2,235
[1,2]	San Mateo Union High School District GO TOB VRDO	0.820%	6/2/22	7,709	7,709
[1]	Santa Clara County Financing Authority Lease (Abatement) Revenue (Multiple Facilities Projects) VRDO	0.730%	6/1/22	33,505	33,505
	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.680%	6/2/22	37,755	37,755
[1,2]	Santa Monica CA Community College District GO TOB VRDO	0.810%	6/2/22	1,200	1,200
[1,2]	Santa Monica CA Community College District GO TOB VRDO	0.820%	6/2/22	5,000	5,000
[1,2]	Solano County CA Community College District GO TOB VRDO	0.820%	6/2/22	3,000	3,000
[1,2]	Sonoma County Junior College District GO TOB VRDO	0.820%	6/2/22	16,000	16,000
[1]	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	0.620%	6/1/22	12,950	12,950
[1,2]	Southwestern CA Community College District GO TOB VRDO	0.810%	6/2/22	6,010	6,010

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Southwestern CA Community College District GO TOB VRDO	0.820%	6/2/22	3,200	3,200
[1,2]	Sunnyvale CA School District GO TOB VRDO	0.810%	6/2/22	5,000	5,000
[1,2]	Temecula Valley Unified School District GO TOB VRDO	0.820%	6/2/22	2,000	2,000
[1,2]	University of California College & University Revenue TOB VRDO	0.810%	6/2/22	8,670	8,670
[1,2]	University of California College & University Revenue TOB VRDO	0.810%	6/2/22	13,485	13,485
[1,2]	University of California College & University Revenue TOB VRDO	0.820%	6/2/22	4,125	4,125
[1,2]	University of California College & University Revenue TOB VRDO	0.820%	6/2/22	15,300	15,300
[1,2]	University of California College & University Revenue TOB VRDO	0.820%	6/2/22	2,585	2,585
[1,2]	University of California College & University Revenue TOB VRDO	0.820%	6/2/22	2,500	2,500
[1,2]	University of California College & University Revenue TOB VRDO	0.820%	6/2/22	5,000	5,000
[1,2]	University of California College & University Revenue TOB VRDO	0.820%	6/2/22	10,635	10,635
[1,2]	University of California College & University Revenue TOB VRDO	0.820%	6/2/22	20,870	20,870
[1,2]	University of California College & University Revenue TOB VRDO	0.820%	6/2/22	2,500	2,500
[1,2]	University of California College & University Revenue TOB VRDO	0.820%	6/7/22	1,000	1,000
	University of California College & University Revenue VRDO	0.500%	6/1/22	46,630	46,630
	University of California College & University Revenue VRDO	0.520%	6/1/22	29,325	29,325
[1,2]	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	0.820%	6/2/22	13,605	13,605
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.520%	6/1/22	6,485	6,485
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.520%	6/1/22	41,155	41,155
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.550%	6/1/22	12,160	12,160
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.550%	6/1/22	32,550	32,550
[1]	Vacaville CA Local or Guaranteed Housing Revenue VRDO	0.750%	6/7/22	3,000	3,000
[1,2]	Ventura County CA Community College District GO TOB VRDO	0.820%	6/2/22	6,000	6,000
[1,2]	West Valley-Mission CA Community College District GO TOB VRDO	0.820%	6/2/22	200	200
[1,2]	Yosemite CA Community College District GO TOB VRDO	0.820%	6/2/22	9,637	9,637
Total Tax-Exempt Municipal Bonds (Cost $4,048,430)					4,048,430
Total Investments (100.0%) (Cost $4,048,430)					4,048,430
Other Assets and Liabilities—Net (0.0%)					1,272
Net Assets (100%)					4,049,702
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, the aggregate value was $1,415,923,000, representing 35.0% of net assets.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
COP—Certificate of Participation.
CP—Commercial Paper.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Statement of Assets and Liabilities
As of May 31, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $4,048,430)	4,048,430
Investment in Vanguard	143
Cash	4,611
Receivables for Investment Securities Sold	1,625
Receivables for Accrued Income	8,680
Receivables for Capital Shares Issued	14,802
Other Assets	2,146
Total Assets	4,080,437
Liabilities
Payables for Investment Securities Purchased	19,976
Payables for Capital Shares Redeemed	10,278
Payables for Distributions	199
Payables to Vanguard	282
Total Liabilities	30,735
Net Assets	4,049,702
At May 31, 2022, net assets consisted of:

Paid-in Capital	4,049,503
Total Distributable Earnings (Loss)	199
Net Assets	4,049,702

Net Assets
Applicable to 4,048,506,687 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,049,702
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Statement of Operations

Six Months Ended May 31, 2022
($000)
Investment Income
Income
Interest	5,865
Total Income	5,865
Expenses
The Vanguard Group—Note B
Investment Advisory Services	253
Management and Administrative	2,607
Marketing and Distribution	227
Custodian Fees	9
Shareholders’ Reports	16
Trustees’ Fees and Expenses	1
Other Expenses	7
Total Expenses	3,120
Expense Reduction—Note B	(659)
Net Expenses	2,461
Net Investment Income	3,404
Realized Net Gain (Loss) on Investment Securities Sold	121
Net Increase (Decrease) in Net Assets Resulting from Operations	3,525

Statement of Changes in Net Assets

	Six Months Ended May 31, 2022	Year Ended November 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,404	420
Realized Net Gain (Loss)	121	115
Net Increase (Decrease) in Net Assets Resulting from Operations	3,525	535
Distributions
Total Distributions	(3,519)	(421)
Capital Share Transactions (at $1.00 per share)
Issued	1,161,414	1,678,157
Issued in Lieu of Cash Distributions	3,124	379
Redeemed	(1,007,528)	(2,380,846)
Net Increase (Decrease) from Capital Share Transactions	157,010	(702,310)
Total Increase (Decrease)	157,016	(702,196)
Net Assets
Beginning of Period	3,892,686	4,594,882
End of Period	4,049,702	3,892,686

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0009	.0001	.005	.013	.012	.006
Net Realized and Unrealized Gain (Loss) on Investments	.0000[2]	—	—	—	—	—
Total from Investment Operations	.0009	.0001	.005	.013	.012	.006
Distributions
Dividends from Net Investment Income	(.0009)	(.0001)	(.005)	(.013)	(.012)	(.006)
Distributions from Realized Capital Gains	(.0000)[3]	—	—	—	—	—
Total Distributions	(.0009)	(.0001)	(.005)	(.013)	(.012)	(.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.09%	0.01%	0.47%	1.29%	1.18%	0.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,050	$3,893	$4,595	$5,650	$5,349	$4,043
Ratio of Total Expenses to Average Net Assets[5]	0.13%	0.06%	0.16%	0.16%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	0.17%	0.01%	0.49%	1.28%	1.18%	0.64%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Amount was less than $.0001 per share.
3	Distribution was less than $.0001 per share.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for the six months ended May 31, 2022 and 0.16% for the years ended November 30, 2021, and 2020. For the years ended November 30, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Notes to Financial Statements
Vanguard California Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management,

California Municipal Money Market Fund
administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2022, the fund had contributed to Vanguard capital in the amount of $143,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the six months ended May 31, 2022, Vanguard's expenses were reduced by $659,000 (an effective annual rate of 0.03% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2022, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	As of May 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,048,430
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2022, such purchases were $546,672,000 and sales were $350,739,000, resulting in net realized gain (loss) of $0.
F.	Management has determined that no events or transactions occurred subsequent to May 31, 2022, that would require recognition or disclosure in these financial statements.

California Intermediate-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of May 31, 2022
Under 1 Year	7.7%
1 - 3 Years	11.6
3 - 5 Years	10.4
5 - 10 Years	26.3
10 - 20 Years	43.0
20 - 30 Years	1.0
Over 30 Years	0.0
The table reflects the fund’s investments, except for short-term investments and derivatives.

California Intermediate-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (100.0%)
California (99.1%)
	91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/22	1,050	1,058
	91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/29	100	104
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,000	1,033
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,033
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	3,120	3,129
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	1,020	1,023
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	1,195	1,199
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, ETM	5.000%	7/1/22	555	557
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, Prere.	5.000%	7/1/22	1,000	1,003
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, Prere.	5.000%	7/1/22	1,265	1,269
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/22	350	353
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/23	370	385
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/24	395	421
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/25	505	538
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/26	675	719
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/28	1,150	1,224
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/29	985	1,048
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/30	1,405	1,495
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/30	1,530	1,713
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/31	495	527
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/32	520	553
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/27	750	797
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,000	1,062
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,680	1,780
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,640	1,736
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/32	3,000	3,174
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,375	2,513
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/22	2,220	2,247
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/22	6,350	6,417
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	4.000%	10/1/23	3,265	3,339
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/23	2,610	2,722
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	150	156
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	2,755	2,891
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,895	1,974
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	4,185	4,462
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/28	150	156
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/29	30,365	23,452
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	10,220	7,575
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	125	95
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/33	6,025	4,034
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	100	98
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	16,135	17,060
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	1,025	1,045
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	20,580	21,736
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	2,160	2,312
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/36	265	260
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	13,670	14,428
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,330	1,417
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	1,110	1,170
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	310	330
	Alameda County CA Unified School District GO	4.000%	8/1/28	500	538
	Alameda County CA Unified School District GO	4.000%	8/1/29	350	374
	Alameda County CA Unified School District GO	4.000%	8/1/30	520	553
	Alameda County CA Unified School District GO	4.000%	8/1/31	480	508
	Alameda County CA Unified School District GO	4.000%	8/1/32	710	747
	Alameda County CA Unified School District GO	4.000%	8/1/33	500	526
	Alameda County CA Unified School District GO	4.000%	8/1/34	500	524
	Alameda County CA Unified School District GO	5.000%	8/1/34	2,890	3,120
	Alameda County CA Unified School District GO	3.000%	8/1/38	1,000	936

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	16,125	16,538
[2]	Alum Rock Union Elementary School District GO	5.000%	8/1/22	500	503
[2]	Alum Rock Union Elementary School District GO	5.000%	8/1/23	800	829
[2]	Alum Rock Union Elementary School District GO	5.000%	8/1/24	1,000	1,059
[2]	Alum Rock Union Elementary School District GO	5.000%	8/1/25	1,275	1,375
[2]	Alum Rock Union Elementary School District GO	5.000%	8/1/26	1,180	1,283
[2]	Alum Rock Union Elementary School District GO	5.000%	8/1/32	2,755	2,975
	Alum Rock Union Elementary School District GO	3.000%	8/1/33	200	194
[1]	Alvord Unified School District GO	5.000%	8/1/23	530	549
[1,4]	Alvord Unified School District GO	5.900%	2/1/24	2,735	2,854
[1]	Alvord Unified School District GO	5.000%	8/1/24	650	689
[1]	Alvord Unified School District GO	5.000%	8/1/27	1,300	1,465
[1]	Alvord Unified School District GO	5.000%	8/1/28	1,375	1,572
[1]	Alvord Unified School District GO	5.000%	8/1/29	1,525	1,733
[1]	Alvord Unified School District GO	5.000%	8/1/30	1,950	2,208
[1]	Alvord Unified School District GO	5.000%	8/1/31	1,750	1,976
[1]	Alvord Unified School District GO	5.000%	8/1/32	1,405	1,584
[4]	Anaheim CA City School District GO	0.000%	8/1/27	11,075	9,545
[1,4]	Anaheim CA City School District GO	0.000%	8/1/31	2,775	2,073
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/22	2,370	2,399
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	1,175	1,253
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	3,175	3,531
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	500	542
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,750	1,962
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	500	542
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	1,305	1,459
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,485	1,609
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	2,000	2,227
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	815	883
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,750	1,945
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	800	866
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	1,155	1,249
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	1,830	1,977
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	3,120	3,371
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	1,250	1,349
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	1,000	1,079
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	2,860	3,081
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	1,300	1,399
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	645	694
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/40	1,000	1,074
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/40	2,385	2,563
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project), Prere.	5.000%	10/1/25	175	191
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/30	6,070	4,712
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/22	75	76
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/23	655	677
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/24	375	397
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/28	1,820	2,017
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	1,320	1,468
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/30	3,000	3,410
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/31	2,265	2,570
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/32	2,070	2,344
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/34	2,000	2,201
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	6,500	7,148
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	15,500	17,071
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	4,870	5,160
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	2,950	3,126
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	1,845	1,955
	Anaheim Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/29	1,345	1,525
	Arcadia CA Unified School District GO	4.000%	8/1/28	2,125	2,257
	Arcadia CA Unified School District GO	4.000%	8/1/29	2,675	2,827
[1]	Azusa Unified School District GO	0.000%	7/1/27	250	215
[1]	Azusa Unified School District GO	4.000%	8/1/31	4,045	4,200
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	500	503
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	500	503
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	515	518
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	600	604
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	950	956
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	1,055	1,062

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	1,165	1,172
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	1,000	1,006
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	650	654
	Baldwin Park Unified School District GO	4.000%	8/1/28	85	92
	Baldwin Park Unified School District GO	4.000%	8/1/29	100	108
	Baldwin Park Unified School District GO	4.000%	8/1/30	100	108
	Baldwin Park Unified School District GO	4.000%	8/1/31	150	161
	Baldwin Park Unified School District GO	4.000%	8/1/33	100	106
	Baldwin Park Unified School District GO	4.000%	8/1/34	100	106
	Baldwin Park Unified School District GO	3.000%	8/1/35	200	196
	Baldwin Park Unified School District GO	3.000%	8/1/36	200	196
	Baldwin Park Unified School District GO	3.000%	8/1/37	320	312
	Baldwin Park Unified School District GO	3.000%	8/1/38	335	325
	Baldwin Park Unified School District GO	3.000%	8/1/39	450	424
	Baldwin Park Unified School District GO	3.000%	8/1/40	450	415
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	13,510	14,275
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	2,330	2,451
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	895	940
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	22,770	23,715
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	2,985	2,931
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	33,140	32,911
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	50,185	49,132
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	19,055	19,057
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	26,250	26,067
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	2,635	2,641
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	31,970	30,260
[6]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	1.090%	4/1/27	10,000	9,621
[6]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.410%	1.200%	4/1/28	11,000	10,559
[6]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.690%	5/1/23	19,000	19,003
[6]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.690%	5/1/23	4,350	4,351
[6]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.890%	4/1/24	6,100	6,127
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	5,000	5,140
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	7,850	8,069
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	7,645	7,859
[7]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/27	2,000	2,195
[7]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/28	2,500	2,768
[7]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/29	1,555	1,739
[7]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/30	1,895	2,140
[7]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/31	2,010	2,288
[7]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/32	1,000	1,148
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	685	764
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	1,000	1,113
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	800	888
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.000%	9/1/31	1,100	1,109
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/32	1,460	1,620
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.250%	9/1/34	1,000	1,011
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/35	835	925
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.375%	9/1/36	1,600	1,616
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/37	1,350	1,492
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/38	1,350	1,490
	Berkeley CA GO	3.000%	9/1/31	1,030	1,034
	Berkeley CA GO	3.000%	9/1/34	415	413
	Berkeley CA GO	3.000%	9/1/36	610	593
	Beverly Hills Unified School District CA GO	0.000%	8/1/30	500	394
	Beverly Hills Unified School District CA GO	0.000%	8/1/32	5,000	3,649
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	105	74
	Beverly Hills Unified School District CA GO	3.000%	8/1/38	2,500	2,320
[3]	Brea Redevelopment Agency Tax Allocation Revenue	0.000%	8/1/29	3,065	2,451
	Brea Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	8/1/24	5,110	5,291
[1]	Brentwood Infrastructure Financing Authority Special Assesment Revenue	5.000%	9/2/24	1,000	1,066
[1]	Brentwood Infrastructure Financing Authority Special Assesment Revenue	5.000%	9/2/25	1,445	1,539
[1]	Brentwood Infrastructure Financing Authority Special Assesment Revenue	5.000%	9/2/26	2,000	2,128
[1]	Brentwood Infrastructure Financing Authority Special Assesment Revenue	5.000%	9/2/27	2,375	2,525
[1]	Brentwood Infrastructure Financing Authority Special Assesment Revenue	5.000%	9/2/29	1,240	1,318
[1]	Brentwood Infrastructure Financing Authority Special Assesment Revenue	5.000%	9/2/30	750	797
	Brentwood Infrastructure Financing Authority Water Revenue	5.000%	7/1/25	510	541
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/30	1,700	1,746
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/31	1,980	2,029
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/32	2,085	2,131

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/34	2,210	2,254
[8]	Burbank Unified School District GO, 4.500% coupon rate effective 8/1/23	0.000%	8/1/32	3,680	3,729
	Burlingame Financing Authority Lease (Abatement) Revenue (Community Center Project)	5.000%	7/1/41	1,290	1,458
	Burlingame School District GO	3.000%	8/1/36	175	170
	Burlingame School District GO	3.000%	8/1/37	155	147
	Burlingame School District GO	3.000%	8/1/38	175	162
	Burlingame School District GO	3.000%	8/1/39	175	161
	Burlingame School District GO	3.000%	8/1/40	235	215
	Burlingame School District GO	3.000%	8/1/41	350	318
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	12/1/27	72,250	74,602
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/31	116,620	120,720
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/23	525	531
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/24	535	547
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/25	690	709
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/28	1,635	1,694
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/30	1,075	1,104
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/32	875	892
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/33	960	978
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/34	800	814
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/36	1,600	1,624
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/38	1,500	1,518
[9]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	6,000	5,324
[9]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	6,000	5,894
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/22	450	450
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/22	340	340
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/22	400	400
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,210	1,210
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/23	500	507
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,400	2,446
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,840	3,976
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	600	624
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	480	499
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	450	468
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	500	529
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	350	370
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,000	1,057
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	700	751
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	505	541
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	225	241
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	600	651
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	445	483
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,080	1,171
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	480	525
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	435	476
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	200	219
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,435
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	600	662
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	1.375%	6/1/30	115	115
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	1.750%	6/1/30	200	200
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	655	728
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	560	623
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/31	500	554
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	500	553
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	300	333
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	450	500
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,075	1,194
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	245	271
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	600	665
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	715	730
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	825	843
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	910	930
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	560	571
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	500	510
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,300	1,321
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	640	651
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,000	1,017
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,150	1,164
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	800	810
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,000	1,013

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,110	1,124
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	600	606
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	500	505
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/41	485	489
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/42	285	287
California Department of Water Resources Water Revenue	5.000%	12/1/22	4,895	4,985
California Department of Water Resources Water Revenue	5.000%	12/1/22	3,250	3,310
California Department of Water Resources Water Revenue	5.000%	12/1/23	1,450	1,521
California Department of Water Resources Water Revenue	5.000%	12/1/26	3,010	3,384
California Department of Water Resources Water Revenue	5.000%	12/1/27	2,985	3,419
California Department of Water Resources Water Revenue	5.000%	12/1/30	4,000	4,769
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/22	1,105	1,125
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/23	55	58
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/24	30	32
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	505	514
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	7,750	7,892
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	2,045	2,200
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	5	5
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	10	11
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	4,075	4,383
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/27	570	654
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/27	1,130	1,296
California Educational Facilities Authority College & University Revenue	5.000%	10/1/22	125	127
California Educational Facilities Authority College & University Revenue	5.000%	11/1/22	2,130	2,162
California Educational Facilities Authority College & University Revenue	5.000%	12/1/22	935	950
California Educational Facilities Authority College & University Revenue	5.000%	10/1/23	130	136
California Educational Facilities Authority College & University Revenue	5.000%	11/1/23	1,870	1,955
California Educational Facilities Authority College & University Revenue	5.000%	12/1/23	200	208
California Educational Facilities Authority College & University Revenue	5.000%	10/1/24	180	191
California Educational Facilities Authority College & University Revenue	5.000%	10/1/24	460	483
California Educational Facilities Authority College & University Revenue	5.000%	11/1/24	2,500	2,660
California Educational Facilities Authority College & University Revenue	5.000%	12/1/24	875	923
California Educational Facilities Authority College & University Revenue	5.000%	10/1/25	110	119
California Educational Facilities Authority College & University Revenue	5.000%	10/1/25	1,375	1,443
California Educational Facilities Authority College & University Revenue	5.000%	11/1/25	2,365	2,565
California Educational Facilities Authority College & University Revenue	5.000%	12/1/25	790	846
California Educational Facilities Authority College & University Revenue	5.000%	4/1/26	475	519
California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	260	284
California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	110	121
California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	595	624
California Educational Facilities Authority College & University Revenue	5.000%	11/1/26	720	785
California Educational Facilities Authority College & University Revenue	5.000%	12/1/26	1,960	2,126
California Educational Facilities Authority College & University Revenue	5.000%	4/1/27	950	1,056
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	250	273
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	970	1,017
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	200	214
California Educational Facilities Authority College & University Revenue	5.000%	11/1/27	710	772
California Educational Facilities Authority College & University Revenue	5.000%	12/1/27	1,310	1,437
California Educational Facilities Authority College & University Revenue	5.000%	4/1/28	300	338
California Educational Facilities Authority College & University Revenue	5.000%	10/1/28	300	340
California Educational Facilities Authority College & University Revenue	5.000%	12/1/28	1,240	1,372
California Educational Facilities Authority College & University Revenue	5.000%	4/1/29	430	489
California Educational Facilities Authority College & University Revenue	3.000%	10/1/29	115	112
California Educational Facilities Authority College & University Revenue	5.000%	10/1/29	200	210
California Educational Facilities Authority College & University Revenue	5.000%	12/1/29	1,085	1,193
California Educational Facilities Authority College & University Revenue	5.000%	4/1/30	485	540
California Educational Facilities Authority College & University Revenue	5.000%	4/1/30	435	501
California Educational Facilities Authority College & University Revenue	5.000%	12/1/30	930	1,016
California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	1,030	1,104
California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	555	616
California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	475	552
California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	850	952
California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	100	105
California Educational Facilities Authority College & University Revenue	5.000%	12/1/31	2,280	2,480
California Educational Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,071
California Educational Facilities Authority College & University Revenue	5.000%	10/1/32	445	497
California Educational Facilities Authority College & University Revenue	5.000%	12/1/32	3,170	3,439
California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	1,545	1,655
California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	575	630

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	775	855
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,625	2,810
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	625	683
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	905	998
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/34	1,210	1,308
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/35	3,180	3,401
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/35	430	473
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	100	104
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/35	1,335	1,442
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	1,120	1,230
[4]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/36	4,585	2,744
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/37	530	580
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	885	978
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	500	531
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/37	1,765	1,902
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	620	682
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	2,000	2,489
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/40	1,130	1,232
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	5,225	6,721
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	10,000	12,700
	California Educational Facilities Authority College & University Revenue, ETM	4.000%	1/1/23	1,800	1,827
	California Educational Facilities Authority College & University Revenue, ETM	4.000%	1/1/24	1,900	1,966
	California Educational Facilities Authority College & University Revenue, ETM	4.000%	1/1/25	1,035	1,087
	California Educational Facilities Authority College & University Revenue, ETM	5.000%	10/1/25	5,125	5,620
	California Educational Facilities Authority College & University Revenue, ETM	5.000%	1/1/26	1,020	1,123
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	6/1/22	1,195	1,195
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	6/1/22	380	380
	California Educational Facilities Authority College & University Revenue, Prere.	5.250%	6/1/22	1,150	1,150
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	9/1/25	1,600	1,751
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	3,590	3,830
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	3,350	3,574
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	1/1/26	1,765	1,944
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	1/1/26	1,925	2,120
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	1/1/26	2,000	2,202
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/23	250	256
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/25	305	320
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/27	730	779
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/29	625	673
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/30	290	312
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/35	585	617
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/40	845	884
	California GO	5.000%	9/1/22	12,920	13,047
	California GO	5.250%	9/1/22	6,005	6,068
	California GO	5.000%	11/1/22	31,890	32,391
	California GO	5.000%	2/1/23	5,240	5,367
	California GO	5.000%	8/1/23	11,160	11,607
	California GO	5.000%	8/1/23	3,500	3,640
	California GO	5.000%	9/1/23	7,110	7,171
	California GO	5.000%	9/1/23	10,175	10,608
	California GO	5.000%	10/1/23	3,325	3,475
	California GO	5.000%	10/1/23	12,595	13,162
	California GO	5.000%	10/1/23	1,305	1,364
	California GO	5.000%	10/1/23	6,770	7,075
	California GO	5.000%	11/1/23	20,000	20,948
	California GO	5.000%	11/1/23	2,280	2,388
	California GO	5.000%	4/1/24	2,500	2,646
	California GO	5.000%	8/1/24	1,510	1,609
	California GO	5.000%	8/1/24	1,025	1,092
	California GO	5.000%	9/1/24	10,000	10,076
	California GO	5.000%	9/1/24	1,150	1,228
	California GO	5.000%	9/1/24	5,000	5,339
	California GO	4.000%	10/1/24	8,000	8,361
	California GO	5.000%	11/1/24	2,255	2,418
	California GO	5.500%	2/1/25	8,575	9,356
	California GO	4.000%	3/1/25	1,485	1,561
	California GO	5.000%	3/1/25	1,735	1,874
	California GO	5.000%	4/1/25	38,625	41,806
	California GO	5.000%	8/1/25	150	164
	California GO	5.000%	8/1/25	1,665	1,816

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	8/1/25	10,185	11,110
California GO	5.000%	8/1/25	12,430	13,559
California GO	5.000%	9/1/25	2,185	2,202
California GO	5.000%	9/1/25	4,895	5,350
California GO	5.000%	9/1/25	2,190	2,278
California GO	4.000%	10/1/25	100	106
California GO	5.000%	10/1/25	345	368
California GO	5.000%	10/1/25	2,045	2,240
California GO	5.000%	11/1/25	14,205	15,196
California GO	5.000%	3/1/26	11,030	11,903
California GO	5.000%	4/1/26	5,000	5,533
California GO	5.000%	4/1/26	2,120	2,346
California GO	5.000%	8/1/26	15,300	17,055
California GO	5.000%	8/1/26	20,695	23,068
California GO	5.000%	8/1/26	21,110	23,531
California GO	5.000%	8/1/26	20,000	22,294
California GO	5.000%	9/1/26	720	804
California GO	5.000%	9/1/26	2,700	2,948
California GO	5.000%	9/1/26	5,540	6,186
California GO	5.000%	9/1/26	100	112
California GO	5.000%	10/1/26	16,445	18,395
California GO	5.000%	10/1/26	10,085	11,144
California GO	5.000%	10/1/26	1,385	1,549
California GO	4.000%	11/1/26	2,540	2,726
California GO	5.000%	11/1/26	4,705	5,272
California GO	5.000%	11/1/26	9,160	10,264
California GO	5.000%	4/1/27	8,575	9,681
California GO	3.500%	8/1/27	16,345	17,253
California GO	5.000%	8/1/27	10,515	11,688
California GO	5.000%	8/1/27	3,160	3,437
California GO	5.000%	8/1/27	225	256
California GO	5.000%	10/1/27	8,095	9,220
California GO	5.000%	10/1/27	8,280	9,127
California GO	5.000%	10/1/27	10,140	11,550
California GO	5.000%	11/1/27	100	114
California GO	5.000%	11/1/27	5,175	5,902
California GO	5.000%	11/1/27	25,000	28,514
California GO	5.000%	12/1/27	12,240	13,979
California GO	5.000%	4/1/28	10,000	11,479
California GO	5.000%	8/1/28	1,905	2,109
California GO	5.000%	8/1/28	6,510	7,058
California GO	5.000%	8/1/28	20,355	22,988
California GO	4.000%	9/1/28	7,000	7,431
California GO	5.000%	9/1/28	17,715	19,645
California GO	5.000%	9/1/28	4,500	5,200
California GO	5.000%	10/1/28	3,010	3,483
California GO	5.000%	10/1/28	15,000	17,356
California GO	5.000%	11/1/28	12,375	14,037
California GO	5.000%	11/1/28	4,165	4,826
California GO	5.000%	12/1/28	7,750	8,991
California GO	3.000%	3/1/29	2,230	2,255
California GO	5.000%	4/1/29	10,000	11,648
California GO	5.000%	5/1/29	17,945	18,909
California GO	5.000%	8/1/29	10,840	11,975
California GO	5.000%	8/1/29	44,340	48,984
California GO	5.000%	9/1/29	3,225	3,568
California GO	5.000%	9/1/29	9,425	10,429
California GO	5.000%	9/1/29	4,500	5,274
California GO	5.000%	10/1/29	18,695	20,495
California GO	5.000%	10/1/29	7,855	9,045
California GO	5.000%	10/1/29	5,000	5,867
California GO	5.000%	11/1/29	4,725	4,938
California GO	5.000%	12/1/29	3,500	4,117
California GO	5.000%	3/1/30	250	268
California GO	5.000%	4/1/30	6,240	7,373
California GO	5.000%	8/1/30	19,935	22,002
California GO	5.000%	8/1/30	6,555	7,235
California GO	5.000%	9/1/30	9,180	9,938
California GO	5.000%	9/1/30	3,400	4,040

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	10/1/30	5,800	6,178
	California GO	5.000%	10/1/30	1,935	2,262
	California GO	4.000%	11/1/30	14,470	15,417
	California GO	5.000%	11/1/30	9,070	10,229
	California GO	5.000%	12/1/30	3,270	3,426
	California GO	5.000%	12/1/30	2,500	2,981
	California GO	5.000%	4/1/31	12,445	14,901
	California GO	5.000%	4/1/31	10,000	11,974
	California GO	5.000%	8/1/31	10,015	10,693
	California GO	5.000%	8/1/31	22,300	24,584
	California GO	5.250%	8/1/31	5,755	6,257
	California GO	5.000%	9/1/31	5,655	6,244
	California GO	5.000%	9/1/31	5,455	6,568
	California GO	5.000%	10/1/31	9,105	10,617
	California GO	4.000%	11/1/31	15,000	15,930
	California GO	5.000%	11/1/31	1,705	1,919
	California GO	5.000%	11/1/31	2,315	2,750
	California GO	5.000%	11/1/31	4,000	4,752
	California GO	5.000%	12/1/31	1,000	1,098
	California GO	5.000%	3/1/32	1,000	1,174
	California GO	5.000%	4/1/32	15,025	18,160
	California GO	5.000%	4/1/32	6,620	8,001
	California GO	4.000%	8/1/32	545	571
	California GO	5.000%	8/1/32	5,000	5,397
[1]	California GO	5.250%	8/1/32	24,180	29,511
	California GO	5.250%	8/1/32	2,025	2,202
	California GO	4.000%	9/1/32	590	618
	California GO	5.000%	9/1/32	15,110	16,676
	California GO	5.000%	9/1/32	6,000	7,184
	California GO	5.000%	10/1/32	22,325	23,776
	California GO	5.000%	10/1/32	14,000	16,648
	California GO	4.000%	11/1/32	12,175	12,909
	California GO	5.000%	11/1/32	7,080	8,108
	California GO	5.000%	12/1/32	1,000	1,098
	California GO	5.000%	3/1/33	4,395	4,699
	California GO	5.000%	3/1/33	2,500	2,922
	California GO	5.000%	4/1/33	180	208
	California GO	5.000%	4/1/33	13,000	13,663
	California GO	5.000%	4/1/33	2,405	2,901
	California GO	4.000%	8/1/33	15,190	15,892
	California GO	5.000%	8/1/33	1,270	1,398
	California GO	5.000%	8/1/33	3,495	3,705
	California GO	5.000%	8/1/33	515	576
	California GO	4.000%	9/1/33	750	785
	California GO	5.000%	9/1/33	25,075	27,651
	California GO	3.000%	10/1/33	2,150	2,117
	California GO	5.000%	10/1/33	7,000	7,357
	California GO	3.000%	11/1/33	5,000	4,922
	California GO	4.000%	11/1/33	12,500	13,233
	California GO	5.000%	3/1/34	4,000	4,665
	California GO	4.000%	8/1/34	18,290	19,099
	California GO	5.000%	8/1/34	5,160	5,764
	California GO	4.000%	9/1/34	3,400	3,553
	California GO	4.000%	9/1/34	26,130	27,306
	California GO	5.000%	9/1/34	915	989
	California GO	5.000%	9/1/34	21,075	23,224
	California GO	3.000%	10/1/34	1,150	1,125
	California GO	5.000%	10/1/34	9,200	9,791
	California GO	4.000%	11/1/34	10,895	11,508
	California GO	5.000%	11/1/34	4,000	4,711
	California GO	5.000%	12/1/34	5,000	5,896
	California GO	5.000%	3/1/35	5,000	5,796
	California GO	5.000%	4/1/35	40,260	42,283
	California GO	5.000%	4/1/35	7,840	9,381
	California GO	5.000%	4/1/35	4,765	5,396
	California GO	3.500%	8/1/35	1,185	1,193
	California GO	5.000%	8/1/35	9,015	9,907
	California GO	5.000%	8/1/35	10,000	10,775
	California GO	4.000%	9/1/35	3,490	3,631

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	9/1/35	5,000	5,504
California GO	3.000%	10/1/35	9,185	8,950
California GO	5.000%	10/1/35	17,500	19,097
California GO	3.000%	11/1/35	1,280	1,247
California GO	4.000%	11/1/35	2,610	2,807
California GO	5.000%	11/1/35	1,000	1,118
California GO	5.000%	11/1/35	3,810	4,259
California GO	5.000%	11/1/35	4,000	4,682
California GO	5.000%	12/1/35	5,000	5,860
California GO	4.000%	3/1/36	27,355	29,205
California GO	5.000%	4/1/36	140	160
California GO	5.000%	4/1/36	16,375	17,189
California GO	5.000%	9/1/36	10,705	11,766
California GO	3.000%	10/1/36	9,000	8,739
California GO	4.000%	10/1/36	5,000	5,318
California GO	4.000%	11/1/36	2,295	2,406
California GO	5.000%	11/1/36	4,180	4,664
California GO	5.000%	12/1/36	3,035	3,552
California GO	4.000%	3/1/37	20,500	21,852
California GO	5.000%	4/1/37	21,895	22,967
California GO	5.000%	9/1/37	370	406
California GO	3.000%	10/1/37	8,250	7,985
California GO	4.000%	10/1/37	11,565	12,291
California GO	4.000%	10/1/37	5,395	5,794
California GO	4.000%	10/1/37	5,000	5,370
California GO	5.000%	10/1/37	22,280	26,384
California GO	4.000%	11/1/37	5,000	5,355
California GO	5.000%	11/1/37	7,000	7,921
California GO	5.000%	11/1/37	10,050	11,197
California GO	4.000%	3/1/38	17,500	18,623
California GO	5.000%	4/1/38	1,235	1,404
California GO	5.000%	4/1/38	10,115	10,603
California GO	4.000%	11/1/38	9,000	9,621
California GO	4.000%	10/1/39	18,785	19,900
California GO	4.000%	10/1/39	1,685	1,803
California GO	4.000%	11/1/39	6,125	6,536
California GO	5.000%	11/1/39	6,250	7,033
California GO	4.000%	3/1/40	9,000	9,547
California GO	3.000%	11/1/40	2,350	2,216
California GO	4.000%	11/1/40	2,740	2,919
California GO	4.000%	10/1/41	27,285	29,101
California GO	3.000%	11/1/41	1,375	1,289
California GO	5.000%	4/1/42	5,000	5,505
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	875	875
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	260	260
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	175	176
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	365	368
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	560	564
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	2,250	2,271
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,450	2,480
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,075	2,108
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,500	3,546
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	685	705
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	305	315
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/23	340	343
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	340	353
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,855	1,868
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	2,500	2,612
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,525	1,548
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,520	1,542
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	3,025	3,134
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,340	1,414
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	320	336
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	370	392
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	5,000	5,060
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	850	907
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,175	1,254
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	7,410	7,495
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,700	1,724

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	3,355	3,487
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	1,650	1,778
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	445	477
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	500	541
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	3,610	3,830
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	5,000	5,059
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	425	453
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	135	147
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	750	817
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,555	3,871
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,025	3,067
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/26	2,280	2,395
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,096
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	470	513
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	750	811
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	450	455
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	2,700	2,858
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	775	826
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	250	277
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,014
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	6,980	7,588
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,250	1,388
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	5,210	5,443
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	275	307
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	370	408
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	340	359
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	150	169
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	25	29
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	265	298
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	500	563
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,005	4,041
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,124
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	500	529
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,027
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,000	3,202
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/28	1,500	1,556
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	515	573
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	880	951
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,840	1,938
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	797
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	350	398
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	797
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,370
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	875	974
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	575	607
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	540	607
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	855	923
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/29	500	501
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/29	1,000	1,083
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	500	575
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	850	977
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	182
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	7,250	7,842
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	875	953
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	1,840
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	8,790	8,858
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,520	1,684
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	2,205	2,344
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/30	95	98
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,900	2,154
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/30	210	209
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,730	1,865
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,015	2,176
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	4,186
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,085	1,250
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	500	581
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	615	715
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,200	1,296
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,180	1,276

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,500	1,573
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	5,930	6,288
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/31	2,085	2,144
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	7,990	9,007
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	870	938
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,300	1,399
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	235	253
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	2,200	2,371
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	5,000	5,216
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,000	1,149
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	750	881
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	600	705
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,935	2,083
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,275	1,377
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,400	1,532
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	890	930
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.750%	2/1/32	1,205	1,253
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	2,610	2,761
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/32	2,765	2,836
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,040	3,321
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	8,360	9,390
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,780	1,913
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,444
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	370	395
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	500	516
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	460	502
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,425	1,537
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,170	3,458
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,105	3,400
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,295	3,479
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	5,055	5,169
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,500	2,725
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	2,730	3,060
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,790	1,921
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	620	662
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	110	119
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,045	5,238
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,310	1,499
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	405	440
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,580	3,855
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,510	2,739
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,310	3,492
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,730	2,786
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	775	840
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,870	3,210
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	820	824
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	1,520	1,539
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,890	2,045
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	2,250	2,280
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	5,650	5,853
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	1,020	1,053
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	905	934
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,210	1,378
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	435	472
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	4,065	4,373
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	400	432
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	700	726
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,500	4,906
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,020	4,233
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	2,910	2,964
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	3,500	3,531
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	19,100	19,458
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	3,650	3,886
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	8,010	8,112
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	240	247
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	1,500	1,550
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,200	3,440
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	5,015	5,427
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	550	593

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	7,710	8,343
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,595	1,655
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	750	828
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	3,000	3,262
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	2,675	2,695
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,160	3,526
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	4,100	4,361
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	3,445	3,478
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	1,455	1,352
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	250	257
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	3,450	3,697
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	5,230	5,647
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,050	1,132
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,745	7,282
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	760	836
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	6,000	6,037
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,360	1,446
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	3,500	3,222
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	4,995	4,598
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	270	277
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	28,320	30,517
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	5,285	5,695
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	800	829
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	4,600	4,620
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	2,445	2,493
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,750	3,411
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,835	3,488
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	25,220	25,758
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	365	375
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,060	8,662
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,835	1,901
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	1,110	1,116
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	530	531
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	2,585	2,642
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	775	799
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	7,375	6,646
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,440	1,491
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	5,750	5,757
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/40	700	768
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	4,890	5,042
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/40	690	698
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	16,315	18,596
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.125%	11/1/41	5,000	3,828
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	40,000	40,557
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	5,000	5,070
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	12,605	12,747
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	500	512
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	10,000	10,226
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	10,000	9,754
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	15,235	16,435
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	25,235	27,979
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	12,515	14,427
[9,10]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.820%	6/2/22	23	22
[10]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.620%	6/1/22	11,820	11,820
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/22	200	203
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	500	524
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	420	451
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	485	533
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	760	760
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	310	310
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	805	805
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	100	104
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	6,690	6,929
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	3.250%	11/15/25	60	62
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	400	440
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	1,025	1,127
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	540	594
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	170	187
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	1,005	1,105

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	20	22
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere. PUT	5.000%	10/1/25	23,315	25,447
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	44,782	44,793
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	6,064	6,136
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	41,670	42,544
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	58,488	56,053
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	40,946	38,180
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	5,092	4,610
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/26	560	583
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/27	555	579
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/28	500	522
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/29	600	624
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/30	500	519
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/31	795	880
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/32	750	831
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/33	525	580
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/35	1,570	1,727
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/36	850	860
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/38	1,785	1,800
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/40	1,935	1,944
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/37	2,500	2,784
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	1,505	1,540
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	18,770	19,206
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	60	61
[6]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	1.140%	8/1/24	2,500	2,477
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/28	1,105	1,218
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/29	740	814
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/30	1,095	1,204
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/31	1,225	1,347
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/32	1,140	1,253
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/33	1,110	1,219
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/34	2,850	3,127
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/24	525	545
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/25	570	600
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/26	510	564
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/27	1,150	1,293
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/28	580	659
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/29	1,710	1,965
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/31	1,555	1,775
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/32	1,800	2,050
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/34	660	745
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/35	1,000	1,124
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/36	2,500	2,799
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/37	1,365	1,522
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/38	1,260	1,399
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/39	2,710	2,995
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/22	455	456
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	2,815	2,910
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	250	259
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/24	610	644
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/26	800	877
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/26	860	951
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/27	1,775	1,942
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/27	840	932
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/28	595	658
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	7/1/29	985	1,026
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/29	1,000	1,102
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/31	1,760	1,846
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/32	2,515	2,756
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/34	715	729
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/35	750	764
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	0.390%	1/1/24	1,650	1,612
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	4,115	4,223

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	4.000%	10/1/22	1,000	1,009
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/22	1,785	1,807
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/24	1,300	1,392
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/25	1,525	1,672
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/26	1,510	1,690
California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	5.000%	10/1/23	125	131
California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	11,560	10,847
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/23	1,150	1,185
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/24	1,300	1,367
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/25	12,595	13,398
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/25	1,365	1,464
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,430	1,555
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,245	1,354
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	4,150	4,526
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/26	1,075	1,124
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/27	1,500	1,673
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/28	7,905	8,768
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	1,500	1,569
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	12,000	13,862
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	10,060	11,747
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/34	2,285	2,387
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/35	2,000	2,089
California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/36	2,810	2,902
California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/37	4,220	4,354
California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/38	4,140	4,274
California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	49,000	43,375
California Municipal Finance Authority College & University Revenue	5.000%	6/1/22	350	350
California Municipal Finance Authority College & University Revenue	5.000%	10/1/22	335	339
California Municipal Finance Authority College & University Revenue	5.000%	11/1/22	1,545	1,568
California Municipal Finance Authority College & University Revenue	5.000%	4/1/23	1,285	1,318
California Municipal Finance Authority College & University Revenue	5.000%	6/1/23	625	646
California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	375	389
California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	340	352
California Municipal Finance Authority College & University Revenue	5.000%	11/1/23	1,620	1,692
California Municipal Finance Authority College & University Revenue	5.000%	4/1/24	1,325	1,393
California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	410	432
California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	375	396
California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	275	290
California Municipal Finance Authority College & University Revenue	5.000%	11/1/24	550	585
California Municipal Finance Authority College & University Revenue	5.000%	1/1/25	650	682
California Municipal Finance Authority College & University Revenue	5.000%	4/1/25	1,180	1,267
California Municipal Finance Authority College & University Revenue	5.000%	6/1/25	1,000	1,075
California Municipal Finance Authority College & University Revenue	4.000%	10/1/25	100	101
California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	305	328
California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	550	590
California Municipal Finance Authority College & University Revenue	5.000%	11/1/25	605	656
California Municipal Finance Authority College & University Revenue	5.000%	1/1/26	1,975	2,101
California Municipal Finance Authority College & University Revenue	4.000%	10/1/26	375	380
California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	300	327
California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	715	780
California Municipal Finance Authority College & University Revenue	5.000%	11/1/26	635	701
California Municipal Finance Authority College & University Revenue	5.000%	1/1/27	1,170	1,258
California Municipal Finance Authority College & University Revenue	5.000%	4/1/27	1,000	1,067
California Municipal Finance Authority College & University Revenue	5.000%	6/1/27	2,565	2,858
California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	1,210	1,335
California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	660	729
California Municipal Finance Authority College & University Revenue	4.000%	11/1/27	500	534
California Municipal Finance Authority College & University Revenue	5.000%	11/1/27	680	762
California Municipal Finance Authority College & University Revenue	5.000%	1/1/28	860	932
California Municipal Finance Authority College & University Revenue	5.000%	4/1/28	1,140	1,213
California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	1,020	1,136
California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	520	570
California Municipal Finance Authority College & University Revenue	5.000%	11/1/28	700	795
California Municipal Finance Authority College & University Revenue	5.000%	11/1/28	550	624
California Municipal Finance Authority College & University Revenue	5.000%	1/1/29	500	538
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	660	679
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	810	885
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	450	500
California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	500	573

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	300	344
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/30	785	841
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	500	514
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	585	637
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	225	248
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	525	608
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	300	347
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/31	1,020	1,087
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	2,140	2,324
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	225	247
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/31	650	750
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/32	855	908
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/32	120	123
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	1,190	1,292
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/32	725	835
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/33	860	910
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/33	120	123
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	450	493
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/33	720	824
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/34	1,160	1,226
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/34	150	154
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	570	616
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,225	1,338
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/34	785	813
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	3,530	3,697
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/35	160	164
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	1,100	1,189
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	225	246
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/35	645	665
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/36	1,960	2,067
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/36	175	179
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	745	805
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,250	1,362
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,000	1,124
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/36	850	875
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/37	1,015	1,069
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/37	170	174
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	575	626
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	600	672
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/37	375	384
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,000	1,114
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/38	875	895
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	835	929
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	530	569
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/39	600	613
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/40	540	550
	California Municipal Finance Authority College & University Revenue	3.000%	10/1/41	970	838
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,400	1,523
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,835	1,996
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	1,185	1,350
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	510	581
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/24	1,610	1,719
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	1,000	1,009
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	835	854
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	2,465	2,524
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,000	1,038
[9]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/23	50	50
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	3,435	3,611
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,100	1,150
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,825	1,926
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,000	1,055
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	425	450
[9]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/24	55	54
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,700	1,809
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,350	2,496
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,490	1,583
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,100	1,180
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,073
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	845	909

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	100	102
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,275	2,447
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	108
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,475	2,693
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,088
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	475	514
[9]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	100	102
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,625	1,774
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	710	774
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,820	4,127
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,000	1,102
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	360	377
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	650	707
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,087
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	775	856
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/28	250	247
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,365	1,477
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,500	1,613
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	3,885
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	450	488
[9]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	115	123
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	825	921
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,520	1,637
[9]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,355	1,434
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/29	1,250	1,351
[9]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	50	54
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	600	676
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,071
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	770	825
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,600	1,708
[9]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	105	114
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,445	1,642
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,005	1,072
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,066
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/31	1,950	2,095
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	3,660	3,930
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	550	630
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	900	956
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,225	3,459
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,000	1,143
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,500	1,589
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,030	1,091
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	4,250	4,552
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	1,500	1,711
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,575	1,663
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,675	5,002
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,010	1,150
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,000	2,106
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,745	1,837
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	1,670	1,718
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	5,545	5,929
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,800	1,890
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,900	1,995
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	8,960	9,541
[9]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	175	188
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,785	1,833
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	1,700	1,814
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,615	1,692
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	3,145	3,215
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,820	1,852
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	2,000	2,027
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	225	230
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	3,920	3,944
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	100	99
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/32	505	552
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/37	250	272
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/26	630	699
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/28	940	1,059
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/30	1,435	1,607

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/31	1,380	1,542
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/35	1,475	1,632
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	2/1/23	1,000	1,024
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	2/1/24	500	526
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	2/1/25	650	701
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	700	755
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	600	647
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	750	808
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	1,895	2,043
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,470	3,740
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,655	3,940
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,835	4,134
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	4,035	4,349
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	4,000	4,312
[2]	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/31	1,455	1,597
[2]	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/36	1,805	1,968
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/22	390	395
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/23	470	487
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/24	495	521
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/25	520	555
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/26	270	292
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/27	285	311
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/28	200	219
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/29	210	231
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/30	220	243
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/31	175	180
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/32	240	245
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/33	250	254
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/34	265	269
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/35	270	273
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/36	210	212
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/41	765	763
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/22	325	327
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	1,250	1,273
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	400	413
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/23	400	413
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	735	771
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,425	2,533
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	500	527
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	2,550	2,688
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	570	608
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	400	429
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,925	2,044
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,077
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	500	542
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	1,385	1,501
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,400	2,601
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	400	437
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,500	1,598
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,000	1,070
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,450	1,572
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	500	550
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,045	3,231
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	600	663
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/30	1,000	1,029
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,000	3,169
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,820	4,064
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	500	555
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	500	530
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/33	1,345	1,362
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	1,450	1,531
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	1,450	1,465
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/35	1,450	1,463
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,093
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,265	2,384
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/35	1,270	1,298
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/36	2,530	2,659
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	13,325	12,095
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	1,670	1,680

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	2,300	2,397
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	935	980
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/39	500	501
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	1,440	1,441
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/41	550	549
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/22	690	693
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/23	150	155
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/24	1,025	1,069
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/26	1,130	1,209
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/31	600	632
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/37	1,000	1,001
[9]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/30	520	541
[9]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/40	3,035	3,064
	California Municipal Finance Authority Resource Recovery Revenue (Chevron USA Inc. Project) VRDO	0.550%	6/1/22	8,600	8,600
[9]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.300%	2/3/25	9,800	9,317
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/33	4,390	4,516
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project), Prere.	4.000%	4/1/25	3,955	4,171
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project), Prere.	4.000%	4/1/25	4,220	4,451
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/22	245	247
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	290	298
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	500	512
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	385	396
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	440	454
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	400	413
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	440	458
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	415	430
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	440	462
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/27	400	415
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	450	475
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/28	365	377
[9]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	1,750	1,650
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	500	531
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	490	523
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	520	547
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	1,215	1,435
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	1,250	1,282
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	1,640	1,679
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/37	645	680
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	2,320	2,368
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,400	2,442
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/40	2,500	2,535
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	12,000	12,344
[9]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	2,950	2,804
	California Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/15/31	685	692
[10]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.520%	6/1/22	23,165	23,165
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	15,000	3,787
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/22	100	100
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/22	175	176
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/22	1,410	1,417
[9]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/23	635	644
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/23	100	103
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/23	435	448
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/23	725	747
[9]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/24	660	670
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/24	130	136
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	455	477
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	905	948
[9]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/25	685	698
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/25	100	106
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	380	404
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	330	351
[9]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/26	715	729
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/26	105	113
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	255	271
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/27	110	120
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	530	560
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	225	238
[9]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/28	770	778
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/28	160	176

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	280	295
[9]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/29	950	958
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/29	330	365
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	300	315
[9]	California School Finance Authority Charter School Aid Revenue	3.000%	7/1/30	365	332
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/30	835	874
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	300	314
[9]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/31	260	257
[9]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/31	3,680	3,516
[9]	California School Finance Authority Charter School Aid Revenue	2.125%	8/1/31	710	604
[7]	California School Finance Authority Charter School Aid Revenue	4.500%	7/1/32	875	878
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/32	460	479
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/33	485	505
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/34	510	530
[9]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/36	325	326
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/36	2,045	2,123
[9]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/38	465	442
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/40	1,500	1,533
[9]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/40	1,000	1,063
[9]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	775	705
[9]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	3,985	3,572
[9]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/41	530	525
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/42	2,125	2,150
[9]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	125	108
[9]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	300	248
[9]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/22	335	336
[9]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/23	345	354
[9]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/24	320	332
[9]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/25	150	158
[9]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/26	150	159
[9]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/27	160	171
[9]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/28	190	204
[9]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/35	1,000	1,035
[9]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/38	2,000	2,101
[9]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	3.000%	6/1/31	2,055	1,805
[9]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	4.000%	6/1/41	1,655	1,455
[9]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/24	100	105
[9]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/25	105	112
[9]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/26	110	119
[9]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/27	100	109
[9]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/28	100	110
[9]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/29	100	111
[9]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/30	100	111
[9]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/40	1,600	1,575
[9]	California School Finance Authority Charter School Aid Revenue, ETM	5.000%	8/1/22	135	136
[9]	California School Finance Authority Charter School Aid Revenue, ETM	5.000%	8/1/23	75	78
[9]	California School Finance Authority Charter School Aid Revenue, ETM	5.000%	8/1/24	100	106
[9]	California School Finance Authority Charter School Aid Revenue, ETM	5.000%	8/1/25	25	27
[9]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	25	27
[9]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	205	223
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/26	160	171
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/27	230	248
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/28	215	233
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/29	260	284
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/30	570	622
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/32	765	812
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/33	930	980
	California School Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/31	1,000	975
[2,9,10]	California State Municipal Finance Authority Student Housing Local or Guaranteed Housing Revenue TOB VRDO	0.910%	6/2/22	5,290	5,290
	California State Public Works Board Intergovernmental Agreement Revenue	5.000%	10/1/25	50	53
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/22	9,425	9,425
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/22	3,230	3,261
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	6,250	6,328
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	5,860	5,933
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	1,500	1,519
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/22	1,195	1,217
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	3,320	3,425
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	3,285	3,429
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	2,350	2,453

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/24	2,085	2,210
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	1,500	1,597
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/24	4,330	4,618
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/24	1,955	2,089
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	3,140	3,407
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	1,000	1,089
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	2,115	2,345
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	1,500	1,669
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/26	1,700	1,804
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	6,150	6,906
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/27	2,635	2,969
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	6,435	7,261
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	5,000	5,651
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	4,000	4,533
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/27	455	496
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	6,750	7,706
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/28	4,000	4,484
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	4,625	4,969
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	5,000	5,736
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	4,000	4,601
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	13,840	15,646
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	23,850	27,646
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/29	5,235	5,849
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/29	1,175	1,260
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/29	5,305	5,465
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	13,750	16,056
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	12,260	13,816
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	14,510	17,016
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/30	2,435	2,713
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/30	1,250	1,338
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	10,500	12,394
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	18,200	21,558
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	13,890	16,555
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/31	5,000	5,291
[1]	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/31	1,050	1,056
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	6,000	7,197
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/32	2,000	2,221
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	14,000	16,693
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	5,025	5,316
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/32	5,015	5,346
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/33	500	555
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	5,250	6,231
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/33	5,000	5,288
	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/33	300	292
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/33	3,000	3,198
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/34	2,575	2,854
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	7,500	8,882
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/34	19,120	20,215
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	2,500	2,952
	California State Public Works Board Lease (Abatement) Revenue	4.500%	9/1/35	25,000	25,766
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	11,250	13,266
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/39	3,555	3,783
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/25	1,525	1,559
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/26	1,600	1,636
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/28	1,860	1,902
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/29	2,320	2,373
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/22	1,600	1,625
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/23	2,765	2,852
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/23	1,035	1,051
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	2,055	2,087
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	10	10
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	5,765	6,316
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	3,610	3,666
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/26	3,205	3,547
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	10,000	11,183
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/27	5,030	5,604
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/27	3,350	3,780
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/27	5,175	5,763
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	2,630	3,037

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	16,235	18,004
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/29	3,695	4,218
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/30	14,980	15,802
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/30	1,000	1,177
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/31	1,000	1,188
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	1,010	1,069
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	3,805	4,128
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/31	1,650	1,675
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/32	1,275	1,517
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	10/1/32	4,520	5,064
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	3,965	4,291
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/32	11,465	11,642
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/33	3,815	3,313
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/33	3,250	3,574
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/34	4,025	3,402
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/35	675	718
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/36	625	661
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/36	900	958
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/38	1,125	1,193
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/38	915	952
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/39	1,000	1,052
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/39	1,500	1,588
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/40	750	788
	California State Public Works Board Lease (Abatement) Revenue (Various State Projects), Prere.	5.000%	9/1/22	3,000	3,028
	California State Public Works Board Lease (Abatement) Revenue (Various State Projects), Prere.	5.000%	9/1/22	3,000	3,028
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/24	1,010	1,059
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	850	910
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	1,060	1,157
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	1,265	1,400
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/28	1,345	1,505
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/29	1,055	1,193
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/30	2,785	3,180
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/31	2,565	2,956
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/32	4,695	5,390
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/33	2,350	2,692
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	3,170	3,623
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	3,120	3,556
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/35	12,610	13,553
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/36	3,230	3,674
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/36	3,000	3,200
[7]	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	3,355	3,479
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/37	1,735	1,849
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	2,470	2,627
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/39	4,500	4,776
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	4,000	4,666
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/41	2,560	2,704
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	4.000%	11/1/36	4,430	4,725
	California State University College & University Revenue	5.000%	11/1/22	1,545	1,569
	California State University College & University Revenue	5.000%	11/1/22	2,500	2,539
	California State University College & University Revenue	5.000%	11/1/23	1,500	1,569
	California State University College & University Revenue	5.000%	11/1/26	1,400	1,564
	California State University College & University Revenue	5.000%	11/1/27	2,155	2,349
	California State University College & University Revenue	5.000%	11/1/28	2,635	2,867
	California State University College & University Revenue	5.000%	11/1/28	500	576
	California State University College & University Revenue	5.000%	11/1/30	1,300	1,425
	California State University College & University Revenue	5.000%	11/1/30	600	697
	California State University College & University Revenue	5.000%	11/1/31	10,080	10,946
	California State University College & University Revenue	5.000%	11/1/31	8,350	9,157
	California State University College & University Revenue	5.000%	11/1/31	400	462
	California State University College & University Revenue	5.000%	11/1/32	6,180	6,799
	California State University College & University Revenue	5.000%	11/1/32	5,335	5,850
	California State University College & University Revenue	5.000%	11/1/33	6,270	6,889
	California State University College & University Revenue	5.000%	11/1/33	10,155	11,126
	California State University College & University Revenue	4.000%	11/1/34	665	719
	California State University College & University Revenue	5.000%	11/1/34	5,000	5,487
	California State University College & University Revenue	5.000%	11/1/34	8,560	9,626
	California State University College & University Revenue	4.000%	11/1/35	580	623
	California State University College & University Revenue	5.000%	11/1/35	8,000	8,772
	California State University College & University Revenue	5.000%	11/1/35	13,205	14,308

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State University College & University Revenue	5.000%	11/1/35	5,000	5,617
California State University College & University Revenue	3.125%	11/1/36	100	99
California State University College & University Revenue	5.000%	11/1/36	1,435	1,572
California State University College & University Revenue	5.000%	11/1/36	3,050	3,331
California State University College & University Revenue	5.000%	11/1/36	10,555	11,846
California State University College & University Revenue	5.000%	11/1/37	3,895	4,266
California State University College & University Revenue	5.000%	11/1/37	10,465	11,737
California State University College & University Revenue	5.000%	11/1/38	5,495	6,155
California State University College & University Revenue	5.000%	11/1/39	1,725	1,958
California State University College & University Revenue	3.000%	11/1/40	1,720	1,570
California State University College & University Revenue	5.000%	11/1/41	14,815	16,043
California State University College & University Revenue PUT	1.600%	11/1/26	27,025	25,737
California State University College & University Revenue, Prere.	4.000%	11/1/22	10,445	10,563
California State University College & University Revenue, Prere.	4.000%	11/1/22	6,675	6,751
California State University College & University Revenue, Prere.	4.000%	11/1/22	17,275	17,471
California State University College & University Revenue, Prere.	5.000%	11/1/22	20,430	20,745
California State University College & University Revenue, Prere.	5.000%	11/1/24	80	86
California State University College & University Revenue, Prere.	5.000%	11/1/24	155	166
California State University College & University Revenue, Prere.	5.000%	11/1/24	245	262
California State University College & University Revenue, Prere.	5.000%	11/1/24	125	134
California State University College & University Revenue, Prere.	5.000%	11/1/24	440	471
California State University College & University Revenue, Prere.	5.000%	11/1/24	4,920	5,279
California State University College & University Revenue, Prere.	5.000%	11/1/24	8,745	9,383
California State University College & University Revenue, Prere.	5.000%	11/1/24	11,735	12,591
California State University College & University Revenue, Prere.	5.000%	11/1/24	6,050	6,491
California State University College & University Revenue, Prere.	5.000%	11/1/24	6,160	6,609
California State University College & University Revenue, Prere.	5.000%	11/1/24	190	203
California State University College & University Revenue, Prere.	5.000%	11/1/24	6,650	7,135
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/34	8,905	8,805
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/36	9,520	9,251
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/37	9,035	8,549
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/38	12,300	11,473
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/27	1,500	1,622
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/28	1,550	1,675
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/29	900	971
California Statewide Communities Development Authority Electric Power & Light Revenue	1.450%	4/1/28	8,000	7,112
California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/29	13,015	11,422
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	765	771
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	225	227
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	145	149
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	410	421
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	525	540
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	525	545
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	235	239
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,095	1,153
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	211
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	500	527
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	450	475
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	760	808
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/24	245	240
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	765	815
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	410	437
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	160	169
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	801
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	108
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	425	456
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,100	1,194
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/25	215	208
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,070	1,154
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	1,570	1,705
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	460	500
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	350	374
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	590	642
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	175	194
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,345	1,469
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,090	1,207
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.125%	11/1/26	240	231
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,925	2,099
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	605	663

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	160	173
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,455	1,596
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	205	231
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,205	1,324
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,126
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	270	278
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,000	3,303
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,100	1,216
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	420	453
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,515	1,680
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/28	1,000	1,076
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	100	114
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	725	795
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	780	889
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	3,290	3,590
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,925	2,118
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	470	505
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,240	1,390
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	1,000	1,080
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	365	417
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,425	1,553
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	14,865	15,386
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	6,380	6,798
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	2,615	2,864
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	660	747
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/30	1,900	2,062
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	275	313
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,400	1,521
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,645	2,881
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,380	1,506
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,025	1,161
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	2,000	2,181
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	920	995
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	4,040	4,393
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	7,115	7,545
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	1,580	1,719
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	255	257
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	915	1,031
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	2,200	2,295
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,625	1,745
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.250%	8/15/32	700	706
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,150	1,248
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	1,475	1,535
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,815	1,946
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	4,000	4,340
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	1,005	1,089
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	350	352
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	640	718
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	715	742
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	4,795	5,198
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	1,475	1,596
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	1,545	1,555
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	900	933
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,000	1,083
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	630	631
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	2,025	2,073
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,590	1,596
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	700	725
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	725	775
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/36	200	189
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	650	647
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,030	1,065
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,050	2,087
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	3,100	3,074
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	2,945	3,039
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	3,920	3,976
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	4,500	4,446
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,530	1,576
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	4,250	4,180

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,100	1,131
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	2,000	1,958
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	1,160	1,191
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	550	581
[9]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/24	1,350	1,367
[9]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/29	3,300	3,315
[9]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	3,649
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/22	420	421
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/23	300	310
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/24	300	317
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/25	300	324
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/26	325	358
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/36	590	641
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/37	500	543
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/38	710	770
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/25	2,500	2,501
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/26	8,050	8,053
[9]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	19,815	20,612
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	14,090	15,409
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	10,000	11,528
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,835	6,726
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	240	277
[9,10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.890%	6/2/22	4,875	4,875
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.560%	6/1/22	2,465	2,465
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.620%	6/1/22	17,850	17,850
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/22	250	251
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/22	1,050	1,058
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/22	375	381
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/23	665	690
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/23	275	288
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/24	800	851
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/24	355	379
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	11,820	11,913
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.625%	10/1/22	500	507
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	7/1/24	395	412
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,365	1,452
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,150	2,287
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,445	3,665
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,000	3,192
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,660	4,957
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,575	4,867
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,200	4,468
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,790	4,032
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,500	2,660
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,075	2,207
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	355	379
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	325	347
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	750	801
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,310	1,399
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	700	748
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,040	1,111
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,100	1,175
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,690	1,805
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	1,250	1,279
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	1,250	1,301
[9]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	2,000	2,003
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,000	2,112

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	3,410	3,647
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	2,015	2,153
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	5,000	5,339
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,131
[9]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	900	885
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,475	2,609
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	3,375	3,549
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	3,000	3,070
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/34	1,750	1,839
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,100
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/36	3,000	3,062
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	3,000	3,057
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/38	3,000	3,051
[9]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	1,515	1,457
[9,10]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	1.190%	6/2/22	8,000	8,000
[1]	California Statewide Communities Development Authority Miscellaneous Revenue, ETM	5.000%	11/15/22	200	203
[1]	California Statewide Communities Development Authority Miscellaneous Revenue, ETM	5.000%	11/15/24	500	537
[1]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	1,660	1,783
[1]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	900	967
[1]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	2,505	2,691
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/40	1,500	1,458
	Campbell Union High School District GO, Prere.	4.000%	8/1/26	5,000	5,390
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	2,125	2,375
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	2,500	2,794
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	4,095	4,577
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	5,485	6,130
	Carlsbad Unified School District GO	4.000%	5/1/30	5,220	5,544
	Carlsbad Unified School District GO	6.125%	8/1/31	145	181
	Carlsbad Unified School District GO	4.000%	5/1/32	575	604
	Carlsbad Unified School District GO	4.000%	5/1/33	720	755
	Carlsbad Unified School District GO	3.000%	8/1/33	300	298
	Carlsbad Unified School District GO	4.000%	5/1/34	685	716
	Carlsbad Unified School District GO	3.000%	8/1/34	500	495
	Carlsbad Unified School District GO	3.000%	8/1/35	1,100	1,085
	Carlsbad Unified School District GO	3.000%	8/1/35	500	491
	Carlsbad Unified School District GO	3.000%	8/1/36	1,180	1,148
	Carlsbad Unified School District GO	3.000%	8/1/36	500	486
	Carlsbad Unified School District GO	3.000%	8/1/37	1,295	1,226
	Carlsbad Unified School District GO	3.000%	8/1/38	1,415	1,310
	Carlsbad Unified School District GO	3.000%	8/1/39	1,545	1,421
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/22	145	145
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/23	215	223
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/24	160	170
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/25	125	136
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/26	150	166
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/27	225	254
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/28	255	290
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/29	250	289
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/30	300	351
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/31	300	350
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/32	300	349
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/33	350	406
	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/22	1,130	1,144
	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/23	1,170	1,220
[1]	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/22	600	607
	Castro Valley Unified School District GO	4.000%	8/1/33	750	788
	Castro Valley Unified School District GO	4.000%	8/1/34	750	785
	Castro Valley Unified School District GO	4.000%	8/1/35	390	407
	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/22	100	100
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/24	100	103
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/25	125	131
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/26	125	132
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/27	390	415
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/28	105	112

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/29	420	450
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/30	300	321
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/31	375	402
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/32	975	1,036
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/33	1,220	1,283
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/35	405	419
	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/22	200	201
	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/23	225	230
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/24	325	336
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/25	300	313
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/26	300	316
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/27	300	318
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/28	250	266
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/29	250	267
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/31	300	320
[2]	Center Unified School District GO	4.000%	8/1/34	210	218
[2]	Center Unified School District GO	3.000%	8/1/35	950	927
[2]	Center Unified School District GO	3.000%	8/1/36	535	509
[2]	Center Unified School District GO	3.000%	8/1/38	1,310	1,213
[2]	Center Unified School District GO	3.000%	8/1/40	600	548
[1]	Centinela Valley Union High School District GO	4.000%	8/1/30	2,390	2,509
[1]	Centinela Valley Union High School District GO	4.000%	8/1/31	1,885	1,963
[1]	Centinela Valley Union High School District GO	4.000%	8/1/32	3,355	3,469
[1]	Centinela Valley Union High School District GO	4.000%	8/1/33	1,410	1,452
[1]	Centinela Valley Union High School District GO	4.000%	8/1/34	5,465	5,597
	Central Unified School District GO	0.000%	8/1/33	300	204
	Central Unified School District GO	0.000%	8/1/34	300	196
	Central Unified School District GO	0.000%	8/1/35	300	187
	Central Unified School District GO	0.000%	8/1/36	235	141
	Central Unified School District GO	0.000%	8/1/37	500	286
	Cerritos Community College District GO	0.000%	8/1/22	500	499
	Cerritos Community College District GO	0.000%	8/1/23	500	489
	Cerritos Community College District GO	4.000%	8/1/30	3,480	3,577
	Cerritos Community College District GO	4.000%	8/1/32	2,260	2,312
	Chabot-Las Positas Community College District GO	3.000%	8/1/33	1,000	988
	Chabot-Las Positas Community College District GO	4.000%	8/1/33	285	297
	Chabot-Las Positas Community College District GO	4.000%	8/1/33	575	604
	Chabot-Las Positas Community College District GO	3.000%	8/1/34	1,350	1,322
	Chabot-Las Positas Community College District GO	4.000%	8/1/34	625	655
	Chabot-Las Positas Community College District GO	3.000%	8/1/35	1,480	1,437
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	620	647
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	2,000	2,072
	Chabot-Las Positas Community College District GO	3.000%	8/1/37	1,500	1,409
	Chabot-Las Positas Community College District GO	3.000%	8/1/38	3,000	2,778
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	2,525	2,624
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	7,500	7,795
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	7,500	7,795
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	13,000	13,512
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	1,075	1,117
	Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	2,125	2,209
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	150	159
	Chaffey Community College District GO, Prere.	5.000%	6/1/24	4,700	4,989
	Chaffey Joint Union High School District GO	0.000%	8/1/22	500	499
	Chaffey Joint Union High School District GO	0.000%	8/1/23	600	587
	Chaffey Joint Union High School District GO	0.000%	8/1/24	500	476
	Chaffey Joint Union High School District GO	0.000%	8/1/25	655	604

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chaffey Joint Union High School District GO	0.000%	8/1/26	1,430	1,267
	Chaffey Joint Union High School District GO	0.000%	2/1/27	370	327
	Chaffey Joint Union High School District GO	0.000%	8/1/28	2,000	1,620
	Chaffey Joint Union High School District GO	0.000%	2/1/30	885	706
	Chaffey Joint Union High School District GO	0.000%	2/1/33	1,000	708
	Chaffey Joint Union High School District GO	0.000%	2/1/35	605	395
	Chaffey Joint Union High School District GO	0.000%	2/1/37	1,000	599
	Chaffey Joint Union High School District GO	0.000%	2/1/38	710	406
	Chico CA Sewer Revenue	5.000%	12/1/25	500	548
	Chico CA Sewer Revenue	5.000%	12/1/26	415	464
	Chico CA Sewer Revenue	5.000%	12/1/27	450	512
	Chico CA Sewer Revenue	5.000%	12/1/28	590	682
	Chico CA Sewer Revenue	5.000%	12/1/29	435	508
	Chico Unified School District GO	4.000%	8/1/22	515	517
	Chico Unified School District GO	4.000%	8/1/28	300	326
	Chico Unified School District GO	5.000%	8/1/29	210	227
	Chico Unified School District GO	4.000%	8/1/30	300	326
	Chico Unified School District GO	5.000%	8/1/31	425	459
	Chico Unified School District GO	4.000%	8/1/32	280	300
	Chico Unified School District GO	5.000%	8/1/32	385	416
	Chico Unified School District GO	4.000%	8/1/33	300	321
	Chico Unified School District GO	5.000%	8/1/33	750	809
	Chico Unified School District GO	4.000%	8/1/34	500	532
	Chico Unified School District GO	4.000%	8/1/36	2,025	2,074
	Chico Unified School District GO	3.000%	8/1/38	900	833
	Chico Unified School District GO	3.000%	8/1/39	765	703
	Chico Unified School District GO	3.000%	8/1/40	1,500	1,370
	Chico Unified School District GO	4.000%	8/1/41	1,095	1,136
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/36	1,530	1,529
[1]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/24	675	715
[1]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,000	1,083
[2]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,195	1,270
[2]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,170	1,240
	Chino Valley Unified School District GO	0.000%	8/1/29	500	396
	Chino Valley Unified School District GO	0.000%	8/1/30	600	455
	Chino Valley Unified School District GO	0.000%	8/1/32	935	649
	Chino Valley Unified School District GO	5.000%	8/1/33	100	117
	Chino Valley Unified School District GO	0.000%	8/1/35	1,400	839
	Chino Valley Unified School District GO	0.000%	8/1/37	1,000	542
	Chino Valley Unified School District GO	0.000%	8/1/38	1,350	693
	Chula Vista Elementary School District GO	2.000%	8/1/26	2,030	1,991
	Chula Vista Elementary School District GO	2.000%	8/1/27	5,315	5,142
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.250%	9/1/24	3,225	3,354
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.500%	9/1/25	3,495	3,637
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.500%	9/1/26	3,685	3,832
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.500%	9/1/27	970	1,008
[8]	Citrus Community College District GO, 5.000% coupon rate effective 2/1/23, Prere.	0.000%	2/1/24	1,000	1,018
[8]	Citrus Community College District GO, 5.000% coupon rate effective 2/1/23, Prere.	0.000%	2/1/24	3,150	3,207
[2]	Clovis CA Sewer Revenue	5.000%	8/1/27	1,090	1,234
[2]	Clovis CA Sewer Revenue	5.000%	8/1/28	1,000	1,129
[2]	Clovis CA Sewer Revenue	5.000%	8/1/31	1,380	1,541
[2]	Clovis CA Sewer Revenue	5.000%	8/1/33	1,780	1,974
[2]	Clovis CA Sewer Revenue	5.000%	8/1/34	1,000	1,108
[2]	Clovis CA Sewer Revenue	5.000%	8/1/35	1,000	1,106
[2]	Clovis CA Sewer Revenue	5.000%	8/1/36	2,170	2,396
[2]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,265	1,393
[4]	Clovis Unified School District GO	0.000%	8/1/26	450	404
[4]	Clovis Unified School District GO	0.000%	8/1/28	3,250	2,725
[4]	Clovis Unified School District GO	0.000%	8/1/30	12,330	9,615
	Clovis Unified School District GO	0.000%	8/1/32	4,185	3,040
	Clovis Unified School District GO	0.000%	8/1/33	2,700	1,879
	Clovis Unified School District GO	0.000%	8/1/34	2,015	1,343
	Clovis Unified School District GO	0.000%	8/1/35	2,780	1,774
[1]	Coachella Valley Unified School District GO	0.000%	8/1/39	3,405	1,686
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/38	1,505	1,590
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/39	1,595	1,682
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/40	1,150	1,206
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/41	1,700	1,780
	Coast Community College District GO	3.000%	8/1/38	2,500	2,352

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coast Community College District GO, Prere.	0.000%	8/15/25	8,000	5,317
	Coast Community College District GO, Prere.	4.000%	8/15/25	15	16
	Coast Community College District GO, Prere.	5.000%	8/15/25	3,000	3,275
	Coast Community College District GO, Prere.	5.000%	8/15/25	55	60
[1]	Colton Joint Unified School District GO	5.000%	8/1/23	785	814
[2]	Colton Joint Unified School District GO	4.000%	8/1/34	940	976
[2]	Colton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22	1,215	1,222
	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/22	335	337
[1]	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/23	605	627
[1]	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,595	1,749
[2]	Compton CA Unified School District COP	4.000%	6/1/22	150	150
[2]	Compton CA Unified School District COP	4.000%	6/1/23	215	220
[2]	Compton CA Unified School District COP	4.000%	6/1/24	345	358
[2]	Compton CA Unified School District COP	5.000%	6/1/25	405	437
[2]	Compton CA Unified School District COP	5.000%	6/1/26	475	524
[2]	Compton CA Unified School District COP	5.000%	6/1/27	555	624
[2]	Compton CA Unified School District COP	5.000%	6/1/28	335	374
[2]	Compton CA Unified School District COP	5.000%	6/1/29	275	306
[2]	Compton CA Unified School District COP	5.000%	6/1/31	270	298
[2]	Compton CA Unified School District COP	5.000%	6/1/32	530	584
[2]	Compton CA Unified School District COP	4.000%	6/1/33	250	261
[2]	Compton CA Unified School District COP	4.000%	6/1/34	325	332
[2]	Compton CA Unified School District COP	4.000%	6/1/35	400	409
[2]	Compton CA Unified School District COP	4.000%	6/1/36	400	407
[2]	Compton CA Unified School District COP	4.000%	6/1/38	550	560
[2]	Compton CA Unified School District COP	4.000%	6/1/39	575	586
[2]	Compton CA Unified School District GO	5.000%	6/1/25	785	848
[2]	Compton CA Unified School District GO	5.000%	6/1/26	835	921
[2]	Compton CA Unified School District GO	5.000%	6/1/27	755	853
[2]	Compton CA Unified School District GO	5.000%	6/1/28	1,140	1,278
[2]	Compton CA Unified School District GO	5.000%	6/1/29	1,000	1,119
[2]	Compton CA Unified School District GO	4.000%	6/1/30	2,200	2,334
[2]	Compton CA Unified School District GO	4.000%	6/1/31	2,065	2,183
[2]	Compton CA Unified School District GO	4.000%	6/1/32	1,995	2,097
[2]	Compton CA Unified School District GO	0.000%	6/1/33	1,010	678
[2]	Compton Community College District GO, Prere.	5.000%	8/1/25	1,000	1,092
[1]	Conejo Valley Unified School District GO	0.000%	8/1/22	2,750	2,743
[1]	Conejo Valley Unified School District GO	0.000%	8/1/23	2,500	2,440
[1]	Conejo Valley Unified School District GO	0.000%	8/1/24	3,000	2,846
[1]	Conejo Valley Unified School District GO	0.000%	8/1/25	3,380	3,103
[1]	Conejo Valley Unified School District GO	0.000%	8/1/26	3,500	3,076
[1]	Conejo Valley Unified School District GO	0.000%	8/1/27	3,000	2,516
[1]	Conejo Valley Unified School District GO	0.000%	8/1/28	2,290	1,828
	Conejo Valley Unified School District GO	3.000%	8/1/36	5,000	4,722
	Contra Costa Community College District GO	3.000%	8/1/37	1,370	1,297
	Contra Costa Community College District GO	3.000%	8/1/38	1,100	1,019
	Contra Costa Community College District GO	3.000%	8/1/39	1,000	920
	Contra Costa Community College District GO, Prere.	4.000%	8/1/22	2,350	2,361
	Contra Costa Community College District GO, Prere.	5.000%	8/1/22	1,000	1,006
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/39	3,265	3,440
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/40	4,435	4,647
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/41	1,795	1,878
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue (Capital Project)	5.000%	6/1/22	600	600
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/30	2,000	2,224
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/31	1,310	1,453
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/32	2,010	2,219
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/33	6,060	6,682
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	100	107
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	5,665	6,238
	Contra Costa Transportation Authority Sales Tax Revenue, Prere.	5.000%	3/1/23	1,600	1,642
	Contra Costa Transportation Authority Sales Tax Revenue, Prere.	5.000%	3/1/23	1,800	1,848
	Contra Costa Water District Water Revenue	5.000%	10/1/32	725	864
	Contra Costa Water District Water Revenue	4.000%	10/1/41	1,000	1,047
[11]	Corona-Norco Unified School District GO	0.000%	8/1/22	1,700	1,696
[11]	Corona-Norco Unified School District GO	0.000%	8/1/23	1,000	977
[11]	Corona-Norco Unified School District GO	0.000%	8/1/25	1,325	1,222
[11]	Corona-Norco Unified School District GO	0.000%	8/1/26	1,530	1,370
[11]	Corona-Norco Unified School District GO	0.000%	8/1/27	1,500	1,299
[11]	Corona-Norco Unified School District GO	0.000%	8/1/28	1,290	1,078

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Corona-Norco Unified School District GO	5.000%	8/1/32	200	227
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,525	2,631
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,000	2,084
	Corona-Norco Unified School District GO	5.000%	8/1/33	350	396
	Corona-Norco Unified School District GO	4.000%	8/1/34	2,000	2,077
	Corona-Norco Unified School District GO	4.000%	8/1/34	3,000	3,116
	Corona-Norco Unified School District GO	4.000%	8/1/34	350	369
	Corona-Norco Unified School District GO	4.000%	8/1/35	500	526
	Corona-Norco Unified School District GO	4.000%	8/1/36	675	705
	Corona-Norco Unified School District GO	4.000%	8/1/38	800	832
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, ETM	5.000%	9/1/23	500	521
	Corona-Norco Unified School District Special Tax Revenue, ETM	5.000%	9/1/23	1,145	1,192
	Corona-Norco Unified School District Special Tax Revenue, Prere.	5.000%	9/1/23	1,325	1,380
	Corona-Norco Unified School District Special Tax Revenue, Prere.	5.000%	9/1/23	2,525	2,629
	Corona-Norco Unified School District Special Tax Revenue, Prere.	5.000%	9/1/23	1,000	1,041
	Corona-Norco Unified School District Special Tax Revenue, Prere.	5.000%	9/1/23	1,590	1,655
[2,9,10]	Cotati-Rohnert Park Unified School District GO TOB VRDO	0.890%	6/2/22	1,305	1,305
	Covina-Valley Unified School District GO, Prere.	5.000%	8/1/23	2,000	2,078
	Covina-Valley Unified School District GO, Prere.	5.000%	8/1/23	2,250	2,337
[9]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	18,800	15,011
[9]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	5,805	4,638
[9]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	16,300	13,024
[9]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	10,000	8,531
[9]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/47	2,200	1,942
[9]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/48	5,000	3,845
[9]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	5,000	3,783
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/24	600	639
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/25	300	327
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/28	440	506
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/29	205	240
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/32	515	613
	Cucamonga Valley Water District Financing Authority Water Revenue	4.000%	9/1/33	360	391
[9,10]	Culver City CA Unified School District GO TOB VRDO	0.670%	6/1/22	16,750	16,750
	Cupertino CA COP	4.000%	6/1/25	700	738
	Cupertino CA COP	4.000%	6/1/28	700	762
	Cupertino CA COP	4.000%	6/1/30	865	949
	Cupertino Union School District GO	5.000%	8/1/32	480	530
	Cupertino Union School District GO	5.000%	8/1/33	555	612
	Cupertino Union School District GO	5.000%	8/1/34	245	270
	Cupertino Union School District GO, Prere.	5.000%	8/1/23	2,835	2,947
	Cupertino Union School District GO, Prere.	5.000%	8/1/24	100	107
[1,7]	Davis Joint Unified School District COP	5.000%	8/1/25	3,600	3,916
[1,7]	Davis Joint Unified School District COP	4.000%	8/1/26	1,230	1,295
[2]	Davis Joint Unified School District GO	3.000%	8/1/32	4,240	4,241
[2]	Davis Joint Unified School District GO	3.000%	8/1/33	4,260	4,229
[2]	Davis Joint Unified School District GO	3.000%	8/1/34	5,555	5,480
[2]	Davis Joint Unified School District GO	3.000%	8/1/35	3,660	3,580
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/24	1,585	1,592
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/26	1,475	1,477
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/27	1,835	1,835
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/29	410	406
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.500%	12/1/45	1,885	1,909
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,380	2,379
	Desert Community College District GO	4.000%	8/1/33	700	754
	Desert Community College District GO	4.000%	8/1/37	300	311
	Desert Community College District GO	4.000%	8/1/39	500	515
	Desert Community College District GO	4.000%	8/1/41	1,090	1,116
	Desert Sands Unified School District GO	5.000%	8/1/35	1,000	1,106
	Desert Sands Unified School District GO	4.000%	8/1/36	1,440	1,504
	Desert Sands Unified School District GO	4.000%	8/1/38	1,500	1,558
	Dixon CA Special Tax Revenue	4.000%	9/1/25	100	103
	Dixon CA Special Tax Revenue	4.000%	9/1/26	170	176
	Dixon CA Special Tax Revenue	4.000%	9/1/27	175	182
	Dixon CA Special Tax Revenue	4.000%	9/1/28	205	213
	Dixon CA Special Tax Revenue	4.000%	9/1/29	130	135
	Dixon CA Special Tax Revenue	4.000%	9/1/30	125	127
	Dixon CA Special Tax Revenue	4.000%	9/1/33	425	427
	Dixon CA Special Tax Revenue	4.000%	9/1/36	200	200
	Dixon CA Special Tax Revenue	4.000%	9/1/40	400	392

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dublin CA Special Tax Revenue	3.000%	9/1/24	235	235
	Dublin CA Special Tax Revenue	3.000%	9/1/26	300	293
	Dublin CA Special Tax Revenue	4.000%	9/1/28	240	247
	Dublin CA Special Tax Revenue	4.000%	9/1/30	305	309
	Dublin CA Special Tax Revenue	4.000%	9/1/31	135	136
	Dublin CA Special Tax Revenue	3.000%	9/1/33	595	528
	Dublin CA Special Tax Revenue	2.375%	9/1/35	590	460
	Dublin CA Special Tax Revenue	2.375%	9/1/36	735	565
	Dublin CA Special Tax Revenue	2.375%	9/1/37	785	597
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/26	425	472
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/31	1,000	1,117
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/33	1,300	1,443
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/34	900	998
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/35	670	741
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/36	1,505	1,661
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/37	1,100	1,212
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/35	8,455	9,084
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	3,975	4,294
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/32	4,015	4,334
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	1,855	2,001
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	8,170	9,095
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	3,215	3,465
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/36	8,075	8,978
[7]	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	5,900	7,118
[7]	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/38	4,000	4,781
[2]	East Side Union High School District GO	5.000%	8/1/22	1,500	1,510
[2]	East Side Union High School District GO	5.000%	8/1/24	1,005	1,070
[2]	East Side Union High School District GO	5.000%	8/1/25	1,150	1,252
[1]	East Side Union High School District GO	0.000%	8/1/27	300	260
[2]	East Side Union High School District GO	5.000%	8/1/27	1,150	1,305
	East Side Union High School District GO	2.000%	8/1/28	7,260	6,981
	East Side Union High School District GO	2.000%	8/1/29	7,880	7,453
[1]	East Side Union High School District GO	3.000%	8/1/29	3,300	3,340
	East Side Union High School District GO	2.000%	8/1/30	6,640	6,171
[1]	East Side Union High School District GO	3.000%	8/1/30	7,255	7,303
	East Side Union High School District GO	2.000%	8/1/31	6,970	6,321
[1]	East Side Union High School District GO	3.000%	8/1/31	7,945	7,979
	East Side Union High School District GO	2.000%	8/1/32	7,320	6,491
[1]	East Side Union High School District GO	3.000%	8/1/32	3,000	3,001
	East Side Union High School District GO	4.000%	8/1/33	1,425	1,485
	East Side Union High School District GO	3.750%	8/1/35	250	254
[1]	East Side Union High School District GO	3.000%	8/1/36	6,945	6,755
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/27	300	339
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/29	300	350
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/29	2,590	2,859
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/30	395	467
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/30	2,555	2,817
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/32	4,990	5,499
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/33	4,805	5,293
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/40	500	535
	Eastern Municipal Water District Financing Authority Water Revenue, Prere.	5.000%	7/1/26	110	122
	Eastern Municipal Water District Financing Authority Water Revenue, Prere.	5.000%	7/1/26	100	111
	Eastern Municipal Water District Financing Authority Water Revenue, Prere.	5.000%	7/1/26	195	216
	Eastern Municipal Water District Financing Authority Water Revenue, Prere.	5.000%	7/1/26	205	227
	Eastern Municipal Water District Financing Authority Water Revenue, Prere.	5.000%	7/1/26	195	216
	Eastern Municipal Water District Water Revenue	5.000%	7/1/22	1,045	1,048
	Eastern Municipal Water District Water Revenue	5.000%	7/1/26	1,050	1,164
	Eastern Municipal Water District Water Revenue	5.000%	7/1/28	1,890	2,090
	Eastern Municipal Water District Water Revenue	5.000%	7/1/29	3,650	4,029
	Eastern Municipal Water District Water Revenue	5.000%	7/1/32	2,580	2,843
	Eastern Municipal Water District Water Revenue	5.000%	7/1/33	3,805	4,191
	Eastern Municipal Water District Water Revenue	5.000%	7/1/35	4,970	5,461
	Eastern Municipal Water District Water Revenue	5.000%	7/1/36	2,310	2,534
	Eastern Municipal Water District Water Revenue VRDO	0.550%	6/1/22	18,350	18,350
	El Camino Community College District Foundation GO	0.000%	8/1/29	8,110	6,518
	El Camino Community College District Foundation GO	0.000%	8/1/32	10,000	7,131
	El Camino Community College District Foundation GO	0.000%	8/1/33	3,500	2,395
	El Camino Community College District Foundation GO	5.000%	8/1/34	1,100	1,212
	El Camino Healthcare District GO	4.000%	8/1/33	3,045	3,140

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Dorado County CA Special Tax Revenue	4.000%	9/1/28	1,980	1,988
	El Dorado County CA Special Tax Revenue	4.000%	9/1/31	690	692
	El Dorado Irrigation District COP	5.000%	3/1/31	445	518
	El Dorado Irrigation District COP	5.000%	3/1/32	340	394
	El Dorado Irrigation District COP	5.000%	3/1/33	325	374
[1]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	8,460	8,929
[1]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	1,500	1,583
[1]	El Dorado Union High School District GO	5.000%	8/1/34	2,195	2,433
[1]	El Dorado Union High School District GO	5.000%	8/1/35	2,280	2,521
	El Monte Union High School District GO	4.000%	6/1/31	100	106
	El Monte Union High School District GO	4.000%	6/1/32	185	195
	El Monte Union High School District GO	4.000%	6/1/33	285	299
	El Monte Union High School District GO	4.000%	6/1/34	345	361
	El Monte Union High School District GO	4.000%	6/1/35	400	417
	El Monte Union High School District GO	4.000%	6/1/36	705	731
	El Monte Union High School District GO	4.000%	6/1/37	810	839
	El Monte Union High School District GO	4.000%	6/1/38	725	749
	El Monte Union High School District GO	4.000%	6/1/39	1,030	1,063
	El Monte Union High School District GO	4.000%	6/1/40	1,515	1,558
	El Monte Union High School District GO	4.000%	6/1/41	1,740	1,788
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/29	780	905
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/33	770	925
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/35	500	596
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/22	425	429
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/33	2,000	2,157
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/34	3,970	4,278
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/35	3,735	4,021
[2]	Elk Grove Unified School District COP	3.000%	2/1/37	700	671
	Elk Grove Unified School District GO	5.000%	8/1/28	3,935	4,524
	Elk Grove Unified School District GO	5.000%	8/1/29	4,000	4,668
	Elk Grove Unified School District GO	5.000%	8/1/30	1,635	1,806
	Elk Grove Unified School District GO	5.000%	8/1/31	1,940	2,143
[9,10]	Elk Grove Unified School District GO TOB VRDO	0.660%	6/1/22	5,480	5,480
	Encinitas CA Special Tax Revenue, Prere.	5.000%	9/1/22	965	974
	Encinitas CA Special Tax Revenue, Prere.	5.000%	9/1/22	770	777
	Escondido CA GO	5.000%	9/1/22	765	772
	Escondido CA GO	5.000%	9/1/23	2,030	2,114
	Escondido CA GO	5.000%	9/1/25	1,000	1,089
[11]	Escondido Union High School District GO	0.000%	8/1/26	2,740	2,454
[11]	Evergreen School District GO	0.000%	8/1/26	2,200	1,982
	Evergreen School District GO	4.000%	8/1/34	1,070	1,102
	Evergreen School District GO	4.000%	8/1/35	335	352
	Evergreen School District GO	4.000%	8/1/37	1,050	1,096
[11]	Fairfield CA COP	0.000%	4/1/34	940	626
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/36	545	545
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/41	1,145	1,109
	Fairfield-Suisun Unified School District GO	4.000%	8/1/28	1,750	1,905
	Fairfield-Suisun Unified School District GO	4.000%	8/1/33	3,015	3,141
	Fairfield-Suisun Unified School District GO	2.000%	8/1/34	5,195	4,426
	Fairfield-Suisun Unified School District GO	4.000%	8/1/34	3,290	3,417
	Fairfield-Suisun Unified School District GO	2.000%	8/1/35	5,500	4,570
	Fairfield-Suisun Unified School District GO	2.000%	8/1/36	5,770	4,667
	Fairfield-Suisun Unified School District GO	2.000%	8/1/37	6,095	4,834
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/33	7,690	7,834
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.050%	4/15/34	4,775	4,590
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	14,300	12,491
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	1.896%	11/25/37	16,741	13,905
	Folsom Ranch Financing Authority Special Tax Revenue	3.000%	9/1/22	100	100
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/25	100	103
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/27	75	77
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/27	1,000	1,069
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/28	150	154
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/29	170	174
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/30	100	102
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/31	100	101
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/32	100	101
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/32	1,820	1,954
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/34	115	115
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/35	185	185

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/36	200	199
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/37	215	214
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/38	230	227
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/39	165	162
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/40	170	166
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/41	180	174
	Fontana CA Special Tax Revenue	3.000%	9/1/22	440	441
	Fontana CA Special Tax Revenue	3.000%	9/1/22	420	421
	Fontana CA Special Tax Revenue	3.000%	9/1/23	205	206
	Fontana CA Special Tax Revenue	3.000%	9/1/24	465	465
	Fontana CA Special Tax Revenue	3.000%	9/1/25	250	247
	Fontana CA Special Tax Revenue	4.000%	9/1/25	480	496
	Fontana CA Special Tax Revenue	4.000%	9/1/26	500	519
	Fontana CA Special Tax Revenue	4.000%	9/1/26	110	113
	Fontana CA Special Tax Revenue	5.000%	9/1/26	1,725	1,803
	Fontana CA Special Tax Revenue	4.000%	9/1/27	265	275
	Fontana CA Special Tax Revenue	5.000%	9/1/27	1,810	1,887
	Fontana CA Special Tax Revenue	4.000%	9/1/28	270	281
	Fontana CA Special Tax Revenue	5.000%	9/1/28	1,900	1,977
	Fontana CA Special Tax Revenue	4.000%	9/1/29	270	276
	Fontana CA Special Tax Revenue	4.000%	9/1/30	280	283
	Fontana CA Special Tax Revenue	4.000%	9/1/30	140	142
	Fontana CA Special Tax Revenue	4.000%	9/1/31	200	202
	Fontana CA Special Tax Revenue	4.000%	9/1/32	250	252
	Fontana CA Special Tax Revenue	4.000%	9/1/33	410	412
	Fontana CA Special Tax Revenue	4.000%	9/1/36	550	550
	Fontana CA Special Tax Revenue	4.000%	9/1/40	625	608
	Fontana Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30	1,200	1,348
	Foothill-De Anza Community College District COP, Prere.	4.000%	10/1/24	500	524
[4,13]	Foothill-De Anza Community College District GO	0.000%	8/1/32	17,000	12,455
	Foothill-De Anza Community College District GO	3.000%	8/1/33	600	599
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/34	12,995	8,806
	Foothill-De Anza Community College District GO	3.000%	8/1/35	1,000	987
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/36	3,245	2,029
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	948
	Foothill-De Anza Community College District GO	2.125%	8/1/39	1,165	921
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,875	1,767
	Foothill-De Anza Community College District GO	2.125%	8/1/40	1,000	773
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,405
	Foothill-De Anza Community College District GO	2.250%	8/1/41	1,000	781
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/23	16,430	16,230
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	1,880	1,807
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/26	345	368
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/27	400	432
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/28	700	763
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	390	428
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/30	445	492
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/31	445	494
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/32	1,240	1,267
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	1,395	1,430
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	8,081	8,289
	Foothill-Eastern Transportation Corridor Agency Highway Revenue PUT	5.500%	1/15/23	30,380	30,530
[1,8]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.300% coupon rate effective 1/15/24	0.000%	1/15/29	2,000	2,106
[1,8]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.500% coupon rate effective 1/15/24	0.000%	1/15/31	1,000	1,086
[8]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.700% coupon rate effective 1/15/24	0.000%	1/15/25	2,130	2,091
[8]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.800% coupon rate effective 1/15/24	0.000%	1/15/26	3,000	3,018
[8]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.900% coupon rate effective 1/15/24	0.000%	1/15/27	5,000	5,148
	Foster City CA GO	4.000%	8/1/32	275	291
	Foster City CA GO	3.000%	8/1/33	500	499
	Foster City CA GO	3.000%	8/1/34	600	597
	Foster City CA GO	3.000%	8/1/35	635	630
	Foster City CA GO	4.000%	8/1/36	600	630
	Foster City CA GO	3.000%	8/1/38	950	922
	Foster City CA GO	3.000%	8/1/40	830	771
[1]	Franklin-Mckinley School District GO	0.000%	8/1/32	3,000	2,055
[1]	Franklin-Mckinley School District GO	0.000%	8/1/35	1,840	1,104
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/36	370	297
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/37	4,425	3,504
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/38	6,550	5,111

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/39	6,890	5,260
	Fremont CA Unified School District/Alameda County GO, Prere.	4.000%	8/1/24	1,070	1,118
	Fremont CA Unified School District/Alameda County GO, Prere.	4.000%	8/1/24	1,415	1,479
	Fremont CA Unified School District/Alameda County GO, Prere.	4.000%	8/1/24	1,790	1,871
	Fremont CA Unified School District/Alameda County GO, Prere.	4.000%	8/1/24	2,195	2,294
	Fremont CA Unified School District/Alameda County GO, Prere.	4.000%	8/1/24	2,630	2,748
	Fremont CA Unified School District/Alameda County GO, Prere.	4.000%	8/1/24	3,105	3,245
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/37	2,040	2,145
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/38	2,945	3,082
	Fremont Union High School District GO	4.000%	8/1/32	1,000	1,025
	Fremont Union High School District GO	4.000%	8/1/34	2,085	2,133
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/23	2,610	2,683
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/23	395	406
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/24	415	437
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/25	1,600	1,721
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/25	435	468
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/26	1,650	1,813
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/26	455	500
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/27	1,315	1,473
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/27	380	426
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/28	1,495	1,660
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/28	400	454
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/29	1,025	1,135
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/29	400	460
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/30	745	822
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/30	430	500
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	3,045	3,353
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	455	525
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/32	1,500	1,649
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/32	485	551
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/33	500	567
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/34	500	517
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/34	2,460	2,701
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/35	550	568
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/36	555	571
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/36	2,055	2,251
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/37	655	673
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/37	1,200	1,313
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/38	585	601
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/39	620	637
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/40	550	560
	Fresno Unified School District GO	4.000%	8/1/28	385	418
	Fresno Unified School District GO	4.000%	8/1/29	550	595
	Fresno Unified School District GO	4.000%	8/1/30	570	613
	Fresno Unified School District GO	4.000%	8/1/31	485	520
	Fresno Unified School District GO	4.000%	8/1/32	385	409
	Fresno Unified School District GO	3.000%	8/1/33	1,000	993
	Fresno Unified School District GO	4.000%	8/1/33	665	705
	Fresno Unified School District GO	3.000%	8/1/34	1,815	1,796
	Fresno Unified School District GO	4.000%	8/1/34	450	475
	Fresno Unified School District GO	3.000%	8/1/35	985	967
	Fresno Unified School District GO	3.000%	8/1/35	1,600	1,570
	Fresno Unified School District GO	4.000%	8/1/35	150	155
	Fresno Unified School District GO	4.000%	8/1/36	670	704
	Fresno Unified School District GO	3.000%	8/1/37	1,125	1,084
	Fresno Unified School District GO	3.000%	8/1/38	1,260	1,176
	Fresno Unified School District GO	4.000%	8/1/38	1,000	1,045
	Fresno Unified School District GO	4.000%	8/1/39	1,615	1,686
	Fresno Unified School District GO	3.000%	8/1/40	1,780	1,599
	Fresno Unified School District GO	4.000%	8/1/41	1,955	2,029
	Fullerton Community Facilities District No. 1 Special Tax Revenue, Prere.	5.000%	9/1/22	1,000	1,009
	Fullerton Community Facilities District No. 1 Special Tax Revenue, Prere.	5.000%	9/1/22	1,600	1,615
[2]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/25	1,500	1,585
[2]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/26	3,260	3,482
[2]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/27	3,225	3,481
	Gavilan Joint Community College District GO	5.000%	8/1/32	4,200	4,533
	Gavilan Joint Community College District GO	3.000%	8/1/37	1,000	947
	Gavilan Joint Community College District GO	3.000%	8/1/38	1,365	1,270
	Gavilan Joint Community College District GO	3.000%	8/1/39	1,480	1,368

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gavilan Joint Community College District GO	3.000%	8/1/40	1,605	1,474
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	5.000%	8/1/23	2,400	2,494
	Gilroy Unified School District GO	4.000%	8/1/37	400	418
	Gilroy Unified School District GO	4.000%	8/1/38	485	504
	Gilroy Unified School District GO	4.000%	8/1/41	400	413
	Glendale CA Community College District GO	0.000%	8/1/24	235	221
	Glendale CA Community College District GO	0.000%	8/1/25	365	332
	Glendale CA Community College District GO	0.000%	8/1/26	360	317
	Glendale CA Community College District GO	0.000%	8/1/27	515	437
	Glendale CA Community College District GO	0.000%	8/1/28	780	636
	Glendale CA Community College District GO	0.000%	8/1/29	570	447
	Glendale CA Community College District GO	0.000%	8/1/30	910	685
	Glendale CA Community College District GO	0.000%	8/1/31	900	650
	Glendale CA Community College District GO	0.000%	8/1/32	1,005	699
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/35	1,210	1,309
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	6,345	6,640
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	14,310	14,975
[2]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/1/22	1,575	1,596
[2]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/1/23	2,340	2,416
[2]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/1/24	1,605	1,717
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/22	3,670	3,670
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/23	8,000	8,275
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/24	4,800	4,609
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	8,570	9,322
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/26	1,500	1,370
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	23,795	26,498
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,745	9,541
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/27	24,625	28,006
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/23	9,575	9,904
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	3.250%	6/1/25	250	259
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	4.000%	6/1/25	5,180	5,484
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	4.000%	6/1/25	1,170	1,239
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	9,760	10,616
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,260	3,546
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,695	4,019
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	7,375	8,022
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	455	495
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	345	375
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/27	5,285	6,011
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	19,835	23,018
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	4,700	5,454
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	6,195	7,189
	Grossmont Union High School District GO	5.000%	8/1/22	1,275	1,283
[1]	Grossmont Union High School District GO	0.000%	2/1/25	1,400	1,306
[1]	Grossmont Union High School District GO	0.000%	8/1/26	2,040	1,789
	Grossmont Union High School District GO	0.000%	8/1/27	2,545	2,184
[1]	Grossmont Union High School District GO	0.000%	8/1/27	2,825	2,364
	Grossmont Union High School District GO	0.000%	8/1/28	3,210	2,650
[1]	Grossmont Union High School District GO	0.000%	8/1/28	2,905	2,310
	Grossmont Union High School District GO	0.000%	8/1/29	6,965	5,527
[4]	Grossmont Union High School District GO	0.000%	8/1/30	20,695	15,780
	Grossmont Union High School District GO	4.000%	8/1/33	10,000	10,322
[11]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/25	14,010	12,975
[11]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/28	21,875	18,422
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/34	505	570
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/35	500	562
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/36	1,150	1,291
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/37	1,175	1,316
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/38	300	317
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/38	1,350	1,510
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/39	570	601
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/41	625	654
[1]	Hanford Joint Union High School District GO	5.000%	8/1/26	1,420	1,544
[1]	Hanford Joint Union High School District GO	5.000%	8/1/28	2,575	2,787
[1]	Hanford Joint Union High School District GO	5.000%	8/1/29	2,390	2,587
[1]	Hanford Joint Union High School District GO	5.000%	8/1/31	2,385	2,576
	Hartnell CA Community College District GO	5.000%	8/1/22	525	528
	Hartnell CA Community College District GO	0.000%	8/1/37	1,200	660
	Hartnell CA Community College District GO	4.000%	8/1/37	600	626

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hartnell CA Community College District GO	3.000%	8/1/38	380	360
	Hartnell CA Community College District GO	3.000%	8/1/39	915	848
	Hartnell CA Community College District GO	3.000%	8/1/40	525	482
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	2,000	2,197
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,205	1,309
[1]	Hayward Unified School District GO	0.000%	8/1/26	640	574
[1]	Hayward Unified School District GO	5.000%	8/1/33	850	972
[1]	Hayward Unified School District GO	0.000%	8/1/34	150	99
[2]	Hayward Unified School District GO	4.000%	8/1/35	1,830	1,898
[2]	Hayward Unified School District GO	4.000%	8/1/36	1,535	1,586
[1]	Hayward Unified School District GO	4.000%	8/1/36	995	1,033
[2]	Hayward Unified School District GO	4.000%	8/1/37	1,355	1,399
[1]	Hayward Unified School District GO	4.000%	8/1/37	815	845
[2]	Hayward Unified School District GO	4.000%	8/1/38	1,640	1,691
[1]	Hayward Unified School District GO	4.000%	8/1/38	1,540	1,595
[2]	Hayward Unified School District GO	4.000%	8/1/38	1,000	1,044
[1]	Hayward Unified School District GO	4.000%	8/1/39	3,995	4,131
[2]	Hayward Unified School District GO	4.000%	8/1/39	1,125	1,172
[1]	Hayward Unified School District GO	4.000%	8/1/40	4,435	4,580
[2]	Hayward Unified School District GO	4.000%	8/1/40	1,345	1,399
[2]	Hayward Unified School District GO	4.000%	8/1/41	1,350	1,402
[2]	Hayward Unified School District GO	4.000%	8/1/42	1,325	1,373
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	3,465	3,690
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,240	4,516
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	3,045	3,243
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,930	5,251
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	1,500	1,598
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	1,700	1,811
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	6,130	6,529
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/22	500	504
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/23	500	517
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/24	615	648
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	385	409
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	950	1,004
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,315
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/32	550	573
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	580	604
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/34	360	374
[1]	Hemet Unified School District GO	3.000%	8/1/32	1,205	1,190
[1]	Hemet Unified School District GO	3.000%	8/1/33	1,310	1,282
[1]	Hemet Unified School District GO	3.000%	8/1/34	1,330	1,296
[1]	Hemet Unified School District GO	3.000%	8/1/35	1,535	1,490
[1]	Hemet Unified School District GO	3.000%	8/1/36	1,660	1,579
[1]	Hemet Unified School District GO	3.000%	8/1/38	1,925	1,797
[1]	Hemet Unified School District GO	3.000%	8/1/40	2,220	2,011
[1]	Hemet Unified School District GO	3.000%	8/1/41	2,380	2,142
[2]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/27	1,000	1,063
[2]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/29	1,480	1,571
[4]	Huntington Beach Union High School District GO	0.000%	8/1/31	1,000	745
[4]	Huntington Beach Union High School District GO	0.000%	8/1/33	625	431
[1,13]	Huntington Beach Union High School District GO	0.000%	8/1/34	720	478
[2]	Imperial Community College District GO	0.000%	8/1/22	175	175
[2]	Imperial Community College District GO	0.000%	8/1/23	250	244
[2]	Imperial Community College District GO	0.000%	8/1/24	500	474
[2]	Imperial Community College District GO	0.000%	8/1/25	725	667
[2]	Imperial Community College District GO	0.000%	8/1/26	1,005	896
[2]	Imperial Community College District GO	0.000%	8/1/27	1,580	1,359
[2]	Imperial Community College District GO	0.000%	8/1/28	1,885	1,559
[2]	Imperial Community College District GO	0.000%	8/1/29	2,000	1,588
[4]	Imperial Community College District GO	0.000%	8/1/30	330	253
[11]	Imperial Community College District GO	0.000%	8/1/33	1,210	820
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/22	525	533
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/22	1,250	1,269
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/27	500	551
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/28	615	676
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/32	2,500	2,637
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/41	3,905	4,371

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,9]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/22	155	155
[1,9]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/23	180	183
[1,9]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/24	200	206
[1,9]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/25	170	177
[1,9]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/26	185	194
[1,9]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/27	185	195
[1,9]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/28	270	286
[1,9]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/29	305	324
[1,9]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/30	285	304
[1,9]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/31	220	235
[1,9]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/36	600	619
[1,9]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,045	1,067
[1]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	1,195	1,206
[1]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	750	780
[1]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	715	760
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/23	1,130	1,164
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/25	1,600	1,727
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/27	500	561
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/29	1,215	1,359
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/30	1,020	1,137
[2]	Inglewood Unified School District GO	4.000%	8/1/22	1,100	1,105
[2]	Inglewood Unified School District GO	4.000%	8/1/23	450	462
[2]	Inglewood Unified School District GO	4.000%	8/1/24	250	259
[2]	Inglewood Unified School District GO	4.000%	8/1/25	300	314
[2]	Inglewood Unified School District GO	4.000%	8/1/27	250	265
[2]	Inglewood Unified School District GO	5.000%	8/1/28	325	366
[2]	Inglewood Unified School District GO	5.000%	8/1/29	350	392
[2]	Inglewood Unified School District GO	5.000%	8/1/30	400	447
[2]	Inglewood Unified School District GO	5.000%	8/1/33	500	554
[2]	Inglewood Unified School District GO	5.000%	8/1/34	600	665
[2]	Inglewood Unified School District GO	4.000%	8/1/35	500	511
[2]	Inglewood Unified School District GO	4.000%	8/1/37	260	264
[2]	Inglewood Unified School District GO	4.000%	8/1/38	505	512
[2]	Inglewood Unified School District GO	4.000%	8/1/39	750	758
	Irvine CA	4.000%	9/2/22	220	221
	Irvine CA	5.000%	9/2/22	1,125	1,136
	Irvine CA	5.000%	9/2/22	650	655
	Irvine CA	5.000%	9/2/22	1,000	1,009
	Irvine CA	5.000%	9/2/23	200	208
	Irvine CA	5.000%	9/2/23	400	403
	Irvine CA	5.000%	9/2/23	800	828
	Irvine CA	5.000%	9/2/24	200	211
	Irvine CA	5.000%	9/2/24	850	899
	Irvine CA	5.000%	9/2/25	250	269
	Irvine CA	5.000%	9/2/25	450	485
	Irvine CA	4.000%	9/2/26	500	524
	Irvine CA	5.000%	9/2/26	300	329
	Irvine CA	5.000%	9/2/26	800	860
	Irvine CA	5.000%	9/2/27	375	417
	Irvine CA	4.000%	9/2/28	1,425	1,500
	Irvine CA	5.000%	9/2/28	520	585
	Irvine CA	5.000%	9/2/29	500	569
[2]	Irvine CA	4.000%	9/2/30	1,300	1,368
	Irvine CA	5.000%	9/2/30	330	374
[2]	Irvine CA	4.000%	9/2/32	1,000	1,048
[2]	Irvine CA	4.000%	9/2/33	275	287
[2]	Irvine CA	4.000%	9/2/34	565	589
[2]	Irvine CA	4.000%	9/2/35	400	416
[2]	Irvine CA	4.000%	9/2/36	250	259
[2]	Irvine CA	4.000%	9/2/37	275	284
[2]	Irvine CA	4.000%	9/2/38	350	361
[2]	Irvine CA	4.000%	9/2/39	500	514
[2]	Irvine CA	4.000%	9/2/41	1,000	1,026
[10]	Irvine CA Special Assessment Revenue VRDO	0.620%	6/1/22	12,000	12,000
[10]	Irvine CA VRDO	0.520%	6/1/22	41,050	41,050

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Irvine CA VRDO	0.620%	6/1/22	6,575	6,575
	Irvine Ranch Water District	5.000%	2/1/33	1,000	1,108
	Irvine Ranch Water District	5.000%	2/1/34	2,000	2,215
	Irvine Ranch Water District	5.000%	2/1/35	2,500	2,765
	Irvine Ranch Water District	5.000%	2/1/36	2,665	2,944
	Irvine Ranch Water District COP	5.000%	3/1/32	3,650	4,032
	Irvine Ranch Water District COP	5.000%	3/1/33	2,790	3,080
	Irvine Ranch Water District COP	5.000%	3/1/34	1,300	1,434
	Irvine Ranch Water District COP	5.000%	3/1/36	1,000	1,100
[10]	Irvine Ranch Water District Special Assessment Revenue VRDO	0.620%	6/1/22	9,805	9,805
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/23	1,150	1,189
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/24	1,225	1,291
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/26	1,300	1,418
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/27	150	166
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/28	525	576
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/29	360	401
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	385	415
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	200	220
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	200	215
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	350	385
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	450	483
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	525	563
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	1,090	1,167
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	250	268
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	410	448
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	510	544
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	250	273
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	350	373
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	265	289
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/37	565	569
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/38	275	276
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/39	250	251
[2]	Jefferson Union High School District COP	4.000%	8/1/23	150	154
[2]	Jefferson Union High School District COP	4.000%	8/1/29	90	98
[2]	Jefferson Union High School District COP	4.000%	8/1/30	100	109
[2]	Jefferson Union High School District COP	4.000%	8/1/31	150	164
[2]	Jefferson Union High School District COP	4.000%	8/1/32	100	109
[2]	Jefferson Union High School District COP	4.000%	8/1/33	150	160
[2]	Jefferson Union High School District COP	4.000%	8/1/34	100	103
[2]	Jefferson Union High School District COP	4.000%	8/1/35	355	367
[2]	Jefferson Union High School District COP	4.000%	8/1/36	640	659
[2]	Jefferson Union High School District COP	4.000%	8/1/40	1,025	1,045
[2]	Jefferson Union High School District GO	5.000%	8/1/22	700	704
[2]	Jefferson Union High School District GO	5.000%	8/1/24	875	930
	Jefferson Union High School District GO	4.000%	8/1/33	200	211
	Jefferson Union High School District GO	4.000%	8/1/34	125	131
	Jefferson Union High School District GO	3.000%	8/1/35	150	147
	Jefferson Union High School District GO	3.000%	8/1/36	250	245
	Jefferson Union High School District GO	3.000%	8/1/37	275	268
	Jefferson Union High School District GO	4.000%	8/1/38	365	378
	Jefferson Union High School District GO	4.000%	8/1/39	400	414
	Jefferson Union High School District GO	4.000%	8/1/40	300	309
	Jurupa Community Services District Special Tax Revenue	3.000%	9/1/23	150	151
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/24	150	153
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/25	200	206
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/28	100	104
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/30	100	101
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/33	100	100
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/35	170	170
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/37	370	369
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/39	135	134
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/22	1,535	1,548
[2]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/22	800	807
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,365	1,417
[2]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/23	725	753
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/24	620	657
[2]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/24	790	839
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,725	1,868
[2]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	370	401

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/26	1,000	1,066
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/28	1,690	1,819
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/30	1,815	1,961
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	605	622
	Jurupa Unified School District Special Tax Revenue	4.000%	9/1/43	2,665	2,522
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	3,950	3,950
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	4,930	4,980
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	3,115	3,118
[2]	Kern Community College District COP	3.000%	6/1/33	500	499
[4]	Kern Community College District GO	0.000%	11/1/27	7,375	6,341
	Kern Community College District GO	4.000%	8/1/31	520	569
	Kern Community College District GO	4.000%	8/1/32	445	481
	Kern Community College District GO	4.000%	8/1/33	635	684
	La Canada Unified School District GO	4.000%	8/1/22	275	276
	La Canada Unified School District GO	4.000%	8/1/33	510	541
	La Canada Unified School District GO	4.000%	8/1/38	1,030	1,071
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/29	150	160
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/30	200	212
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/31	225	238
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/32	270	284
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/33	350	366
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/34	350	364
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/35	245	253
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/36	250	257
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/37	370	380
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/38	425	437
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/39	905	928
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/40	1,035	1,061
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/41	1,220	1,249
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), ETM	5.000%	9/1/23	750	781
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	4.000%	9/1/23	50	51
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	1,250	1,301
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	1,250	1,301
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	1,500	1,562
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	6,595	6,866
[1]	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	5,200	5,414
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	1,140	1,218
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	1,000	1,068
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	1,535	1,640
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	1,050	1,122
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	25	27
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/37	500	499
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/22	590	593
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/23	435	451
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/24	435	462
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/25	600	651
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/26	1,355	1,446
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/27	2,100	2,235
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/27	800	887
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/28	1,850	1,957

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	900	992
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,000	1,100
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/33	1,200	1,314
	Lee Lake Public Financing Authority Special Tax Revenue	5.000%	9/1/23	2,190	2,280
	Liberty Union High School District GO	4.000%	8/1/30	750	798
	Liberty Union High School District GO	4.000%	8/1/31	565	598
	Liberty Union High School District GO	4.000%	8/1/32	250	265
	Liberty Union High School District GO	3.000%	8/1/35	670	657
	Liberty Union High School District GO	3.000%	8/1/36	750	734
	Liberty Union High School District GO	3.000%	8/1/37	825	805
	Liberty Union High School District GO	3.000%	8/1/38	900	874
	Liberty Union High School District GO	3.000%	8/1/39	1,000	942
	Liberty Union High School District GO	3.000%	8/1/40	1,000	921
	Liberty Union High School District GO	3.000%	8/1/41	1,670	1,529
	Lincoln CA Special Tax Revenue	4.000%	9/1/22	450	453
	Lincoln CA Special Tax Revenue	4.000%	9/1/23	450	462
	Lincoln CA Special Tax Revenue	4.000%	9/1/24	600	622
	Lincoln CA Special Tax Revenue	5.000%	9/1/25	550	596
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/26	1,000	1,104
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/27	1,040	1,168
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/28	1,270	1,446
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/29	2,545	2,887
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/30	3,310	3,742
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/31	3,410	3,841
[1]	Lincoln CA Special Tax Revenue	3.125%	9/1/33	2,485	2,491
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/33	1,625	1,823
[1]	Lincoln CA Special Tax Revenue	3.250%	9/1/34	1,375	1,382
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/22	1,075	1,082
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/25	1,180	1,283
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	435	458
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	100	105
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/32	350	365
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34	660	686
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34	230	245
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/35	325	344
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/36	485	510
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/37	525	551
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/29	525	590
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/31	575	641
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/32	720	800
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/33	700	776
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/35	600	663
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/24	1,080	1,100
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/25	1,140	1,166
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/26	800	822
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/27	595	640
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/28	470	509
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/29	355	386
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/30	645	657
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/31	445	449
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/32	270	270
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/33	230	229
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/33	670	699
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	810	788
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,000	947
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,675	1,586
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,250	1,158
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/39	1,795	1,637
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	1,175	1,047
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/41	960	846
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/22	1,000	1,009
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	1,335	1,452
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	1,330	1,518
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	700	796
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/22	260	264
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	8,060	8,477

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/27	140	156
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/30	2,025	2,323
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/32	3,345	3,897
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	1,965	2,229
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	11,815	14,149
[6]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.410%	2.356%	11/15/25	16,845	16,612
[6]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.430%	2.376%	11/15/26	10,010	9,825
[1,7]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/25	200	195
[7]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/25	545	587
[1,7]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/26	250	275
[7]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/26	400	440
[7]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/27	175	196
[1,7]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/28	300	339
[1,7]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/29	355	404
[1,7]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/30	270	309
[1,7]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/31	400	461
[1,7]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/32	225	261
[1,7]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/33	500	574
[1,7]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/34	500	570
[1,7]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/35	500	571
[1,7]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/35	575	656
[1,7]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/36	1,000	1,140
[1,7]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/36	350	399
[1,7]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/37	750	853
[1,7]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/37	500	569
[1,7]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/38	1,000	1,136
[1,7]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/38	515	585
[1,7]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/39	635	720
[1,7]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/39	500	567
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/33	1,035	1,113
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/34	2,000	2,149
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/35	2,825	3,033
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	6/1/27	230	254
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/38	1,225	1,387
[1]	Long Beach Community College District GO	0.000%	6/1/29	5,420	4,378
	Long Beach Community College District GO	4.000%	8/1/31	1,230	1,302
	Long Beach Community College District GO	4.000%	8/1/33	760	799
	Long Beach Community College District GO	4.000%	8/1/33	400	424
	Long Beach Community College District GO	4.000%	8/1/34	600	628
	Long Beach Community College District GO	4.000%	8/1/35	705	741
	Long Beach Community College District GO	3.000%	8/1/37	2,860	2,708
	Long Beach Community College District GO	3.000%	8/1/38	3,160	2,959
	Long Beach Community College District GO	3.000%	8/1/39	3,395	3,148
	Long Beach Community College District GO	3.000%	8/1/39	1,115	1,034
	Long Beach Community College District GO	3.000%	8/1/40	1,500	1,382
	Long Beach Community College District GO	3.000%	8/1/41	2,460	2,233
[1]	Long Beach Community College District GO, ETM	0.000%	6/1/29	960	801
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/24	235	244
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/25	150	158
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/26	150	160
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/27	150	162
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/29	200	217
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/30	200	217
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/31	230	247
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/32	375	398
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/34	350	365
[1]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/37	400	410
[1]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/38	430	441
[11]	Long Beach Unified School District GO	0.000%	8/1/25	1,595	1,469
[11]	Long Beach Unified School District GO	0.000%	8/1/26	1,450	1,295
	Long Beach Unified School District GO	0.000%	8/1/27	2,500	2,130
	Long Beach Unified School District GO	4.000%	8/1/32	1,000	1,071
	Long Beach Unified School District GO	3.000%	8/1/34	550	541
	Long Beach Unified School District GO	3.000%	8/1/35	1,140	1,108
	Long Beach Unified School District GO	3.000%	8/1/36	2,080	2,014
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	2,681
	Long Beach Unified School District GO	3.000%	8/1/40	3,105	2,914
	Los Angeles CA Community College District GO	5.000%	8/1/22	3,155	3,174
	Los Angeles CA Community College District GO	5.000%	8/1/25	25	27

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Community College District GO	4.000%	8/1/31	8,575	9,096
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,925	2,030
	Los Angeles CA Community College District GO	4.000%	8/1/34	3,500	3,686
	Los Angeles CA Community College District GO	4.000%	8/1/35	4,065	4,277
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,850	9,723
	Los Angeles CA Community College District GO	3.000%	8/1/39	715	662
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/23	1,000	1,028
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/23	6,145	6,316
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	14,500	15,153
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	19,225	20,090
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	4,075	4,258
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	4,320	4,514
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	5,205	5,439
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	37,345	39,814
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	12,860	13,710
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	8,840	9,425
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	37,455	39,932
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/23	855	888
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/24	2,015	2,140
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/25	1,475	1,565
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/26	1,185	1,259
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/27	1,965	2,088
[2]	Los Angeles CA Unified School District COP	5.000%	10/1/29	425	493
[2]	Los Angeles CA Unified School District COP	4.000%	10/1/33	520	555
	Los Angeles CA Unified School District GO	3.000%	7/1/22	1,595	1,597
	Los Angeles CA Unified School District GO	4.000%	7/1/22	1,100	1,103
	Los Angeles CA Unified School District GO	5.000%	7/1/22	13,000	13,041
	Los Angeles CA Unified School District GO	5.000%	7/1/24	4,000	4,252
	Los Angeles CA Unified School District GO	5.000%	7/1/24	2,810	2,987
	Los Angeles CA Unified School District GO	5.000%	7/1/24	13,105	13,930
	Los Angeles CA Unified School District GO	5.000%	7/1/25	505	537
	Los Angeles CA Unified School District GO	5.000%	7/1/25	1,510	1,605
	Los Angeles CA Unified School District GO	5.000%	7/1/26	25,875	28,727
	Los Angeles CA Unified School District GO	5.000%	7/1/27	3,300	3,736
	Los Angeles CA Unified School District GO	4.000%	7/1/28	3,000	3,259
	Los Angeles CA Unified School District GO	5.000%	7/1/28	25,170	26,634
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	5,722
	Los Angeles CA Unified School District GO	5.000%	7/1/29	34,760	36,781
	Los Angeles CA Unified School District GO	5.000%	7/1/29	1,500	1,737
	Los Angeles CA Unified School District GO	5.000%	7/1/30	8,925	10,249
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,140
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,150	1,266
	Los Angeles CA Unified School District GO	5.000%	7/1/30	22,165	23,454
	Los Angeles CA Unified School District GO	4.000%	7/1/31	20,000	21,714
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/31	15,775	17,723
	Los Angeles CA Unified School District GO	5.000%	7/1/31	4,435	5,155
	Los Angeles CA Unified School District GO	3.000%	7/1/32	7,820	7,822
	Los Angeles CA Unified School District GO	4.000%	7/1/32	16,450	17,755
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/32	3,000	3,357
	Los Angeles CA Unified School District GO	4.000%	7/1/33	2,130	2,197
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/33	5,080	5,675
	Los Angeles CA Unified School District GO	5.000%	7/1/33	7,890	9,323
	Los Angeles CA Unified School District GO	3.000%	1/1/34	17,750	17,428
	Los Angeles CA Unified School District GO	4.000%	7/1/34	1,500	1,544
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	11,127
	Los Angeles CA Unified School District GO	4.000%	7/1/35	5,575	5,942
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/35	10,000	11,117
	Los Angeles CA Unified School District GO	4.000%	7/1/36	3,400	3,595
	Los Angeles CA Unified School District GO	4.000%	7/1/36	2,600	2,773
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/36	5,600	6,205
	Los Angeles CA Unified School District GO	4.000%	7/1/37	6,190	6,523
	Los Angeles CA Unified School District GO	4.000%	7/1/37	7,500	7,903
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/37	5,870	6,498
	Los Angeles CA Unified School District GO	4.000%	7/1/38	3,925	4,123
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/38	5,120	5,661
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,000	4,195
	Los Angeles CA Unified School District GO	4.000%	7/1/39	13,575	14,236
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,275	2,374
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,100	4,278

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Unified School District GO	4.000%	7/1/40	4,050	4,254
Los Angeles CA Unified School District GO	4.000%	7/1/41	2,690	2,821
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/22	2,750	2,750
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	13,090	13,090
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	10,000	10,000
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/30	5,000	5,865
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5,000	5,938
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	5,000	5,383
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,525	1,642
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	4,500	4,844
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	2,385	2,640
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,840	3,140
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,985	3,301
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	3,000	3,315
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	6,250	6,906
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	7,000	7,728
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	3,675	4,057
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	4,065	4,566
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/39	150	165
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/36	1,450	1,636
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/37	1,335	1,503
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/22	2,895	2,904
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,255	1,259
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/25	6,065	6,601
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	5,000	5,661
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	5,000	5,748
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	5,000	5,839
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	5,700	6,719
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	7,000	8,233
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	4,495	5,004
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/33	8,465	8,660
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	5,589
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,540	6,814
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	5,000	5,441
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	7,750	8,585
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	5,572
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,500	1,598
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	5,000	5,432
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,070	11,045
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	5,557
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	24,690	27,439
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,585
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	10,946
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	3,000	3,480
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	5,542
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	21,145	23,439
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	4,000	4,222
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,350	1,562
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	6,190	6,980
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,190	1,317
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	6,275	7,067
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	1,720	1,893
Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/25	1,055	1,147
Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/26	2,000	2,173
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,275	1,298
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,325	1,421
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/25	970	1,065
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/26	2,870	3,223
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	4,485	5,203
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	1,000	1,169
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	780	912
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	5,590	6,646
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	150	163
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	1,700	1,982
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	820	956
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	6,345	7,520
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	865	1,005
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	6,190	6,708
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	2,000	2,312

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	910	1,052
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	2,000	2,301
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	955	1,099
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,050	2,349
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	1,005	1,151
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,090	2,392
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	1,055	1,207
[7]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,710	3,187
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	3,745	4,283
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	1,110	1,269
[7]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	1,200	1,408
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/38	2,970	3,127
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	3,925	4,482
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,165	1,330
[7]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,800	2,105
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	4,345	4,947
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,225	1,395
[7]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,500	1,748
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	8,770	9,958
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,290	1,465
[7]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,905	2,208
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/22	1,155	1,162
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/23	1,500	1,510
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/24	1,515	1,525
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/25	1,325	1,333
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/31	3,000	3,019
	Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/22	4,555	4,569
	Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/23	2,105	2,181
	Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/24	2,215	2,288
	Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/33	2,465	2,659
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/26	750	834
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/27	1,000	1,130
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	920	1,054
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/29	1,000	1,161
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	1,250	1,478
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	1,000	1,184
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,000	2,359
	Los Angeles County Sanitation Districts Financing Authority Lease Revenue	5.000%	10/1/30	1,500	1,791
	Los Angeles County Sanitation Districts Financing Authority Lease Revenue	5.000%	10/1/31	1,500	1,808
	Los Angeles County Sanitation Districts Financing Authority Lease Revenue	5.000%	10/1/32	1,375	1,672
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/29	1,470	1,597
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/31	4,300	4,667
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/32	7,225	7,840
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/33	8,350	9,058
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/34	7,430	8,052
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	3,790	4,102
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/23	1,000	1,030
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	1,535	1,653
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	575	634
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	85	94
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	2,020	2,169
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	1,670	1,872
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	70	78
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	2,000	2,141
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	1,300	1,478
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	85	97
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,115	1,144
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,000	1,157
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,100	1,268
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	70	81
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,200	1,230
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	675	747
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	400	427
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,010	1,170
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,025	1,193

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	340	388
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	6,000	6,981
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	945	1,113
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	3,000	3,463
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	6,595	7,590
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	2,000	2,320
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	930	1,092
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,000	1,191
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	110	117
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,800	1,980
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	225	254
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	8,540	9,808
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,785	2,091
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,955	2,148
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	250	266
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	2,075	2,425
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,000	1,185
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	5,000	5,271
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	1,000	1,066
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,850	2,031
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	7,685	8,776
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,275	2,495
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	3,000	3,397
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,750	3,090
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	14,040	16,016
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,500	7,887
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,500	2,740
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	3,525	3,956
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	8,425	9,598
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	7,500	7,874
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,185	3,569
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,800	6,597
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,140	3,634
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	8,000	8,384
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	14,255	16,189
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,565	2,871
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,500	2,888
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	8,000	8,371
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	4,500	5,103
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	2,055	2,180
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	7,030	8,108
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	8,080	9,305
Los Angeles Department of Water & Power Electric Power & Light Revenue	3.000%	7/1/26	5,000	5,154
Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	4,000	4,261
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	4,000	4,436
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	1,250	1,504
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	3,000	3,598
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	3,005	3,596
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	3,570	4,265
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	2,595	3,096
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	8,105	9,362
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	3,000	3,516
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,500	2,971
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	16,535	19,084
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	3,000	3,513
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	8,450	10,031
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	25,390	29,495
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	3,420	4,063
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/22	2,630	2,638
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	750	823
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/28	8,030	8,601
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	1,500	1,568
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	10,000	10,450
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	965	1,055
Los Angeles Department of Water & Power System Electric Power & Light Revenue	3.250%	7/1/31	5,000	5,042
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	10,010	11,083
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	2,625	2,964
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	2,500	2,646
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	6,730	7,028

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	2,190	2,461
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	3,300	3,492
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,075	1,201
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	31,480	33,553
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,590	1,734
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	33,050	35,193
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	1,540	1,718
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	20,755	23,349
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	2,000	2,115
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	12,005	12,693
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	6,510	7,316
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,000	2,229
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	38,460	40,914
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,500	2,659
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	3,100	3,481
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	20,535	22,865
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,050	1,139
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,555	1,687
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	25,260	28,101
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	100	108
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	1,755	2,060
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	5,015	5,572
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,460	1,649
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	7,740	8,809
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	3,725	3,931
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	7,500	7,914
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	4,675	5,309
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	2,150	2,514
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.500%	6/1/22	4,670	4,670
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.520%	6/1/22	11,975	11,975
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.540%	6/1/22	4,200	4,200
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/22	1,060	1,063
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/23	2,800	2,809
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/23	2,805	2,813
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	1,395	1,518
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	1,755	1,930
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	750	752
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	750	752
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	450	492
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	6,080	6,440
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	5,525	6,032
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	5,305	5,615
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	100	109
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,470	1,597
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,000	4,385
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	5,620	6,156
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	7,000	8,287
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,015	8,118
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,000	8,279
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	7,000	8,272
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	10,000	11,811
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.510%	6/1/22	3,650	3,650
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.550%	6/1/22	37,025	37,025
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	6,275	6,700
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/25	140	148
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	8,140	8,870
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	5,000	5,449
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	1,798	1,959
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	3,095	3,435
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	7,586	8,419
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	8,175	9,093
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	12,409	13,971
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	4,050	4,622
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	1,185	1,352
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	9,736	11,112
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	9,805	10,840
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	3,070	3,550
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	1,000	1,156
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	2,241	2,592

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	3,785	4,414
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	1,000	1,166
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,145	2,501
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	815	951
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	1,350	1,571
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	10,410	10,866
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/34	2,694	3,118
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	18,255	18,822
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/35	2,130	2,455
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	9,590	10,474
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	2,417	2,763
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/37	4,468	5,097
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/38	3,581	4,072
	Los Angeles Unified School District GO	4.000%	7/1/39	10,000	10,564
	Los Rios Community College District GO	5.000%	8/1/24	500	532
	Los Rios Community College District GO	5.000%	8/1/27	1,100	1,248
	Los Rios Community College District GO	5.000%	8/1/30	1,140	1,277
	Los Rios Community College District GO	4.000%	8/1/31	3,080	3,261
	Los Rios Community College District GO	4.000%	8/1/32	3,135	3,300
	Los Rios Community College District GO	4.000%	8/1/33	1,010	1,022
	Los Rios Community College District GO	4.000%	8/1/35	3,750	3,914
	Los Rios Community College District GO	4.000%	8/1/35	250	261
	Los Rios Community College District GO	4.000%	8/1/36	700	727
	Los Rios Community College District GO	4.000%	8/1/37	525	545
	Los Rios Community College District GO	4.000%	8/1/38	610	631
	Lowell Joint School District GO	5.000%	8/1/37	1,000	1,155
	Lowell Joint School District GO	3.000%	8/1/40	1,365	1,247
[4]	Mammoth CA Unified School District GO	0.000%	8/1/26	1,250	1,130
[4]	Manhattan Beach Unified School District GO	0.000%	9/1/26	2,160	1,950
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/27	265	286
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/28	375	407
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/29	350	380
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/30	325	352
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/32	550	583
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/39	1,110	1,139
	Manteca Unified School District GO	5.000%	8/1/22	1,000	1,006
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,000	1,078
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,000	1,078
	Marin Community College District GO, Prere.	4.000%	8/1/26	665	717
	Marin Community College District GO, Prere.	4.000%	8/15/27	450	492
	Marin Community College District GO, Prere.	4.000%	8/15/27	800	874
	Marin Community College District GO, Prere.	4.000%	8/15/27	7,660	8,369
	Marin Community College District GO, Prere.	4.000%	8/15/27	2,945	3,218
	Marin Community College District GO, Prere.	4.000%	8/15/27	1,900	2,076
	Marin Community College District GO, Prere.	4.000%	8/15/27	3,030	3,311
	Marin Healthcare District GO	5.000%	8/1/28	435	470
	Marin Healthcare District GO	5.000%	8/1/30	520	560
	Marin Healthcare District GO	5.000%	8/1/31	1,000	1,075
	Marin Healthcare District GO	5.000%	8/1/32	1,850	1,987
	Marin Healthcare District GO	5.000%	8/1/33	1,350	1,448
	Marin Healthcare District GO	5.000%	8/1/34	1,275	1,367
	Marin Healthcare District GO	4.000%	8/1/35	1,750	1,786
	Marin Municipal Water District Water Revenue	3.000%	6/15/22	970	971
	Marin Municipal Water District Water Revenue	3.000%	6/15/23	2,325	2,357
	Marin Municipal Water District Water Revenue	4.000%	6/15/24	2,400	2,495
	Marin Municipal Water District Water Revenue	4.000%	6/15/25	2,495	2,631
	Marin Municipal Water District Water Revenue	4.000%	6/15/26	2,590	2,765
	Marin Municipal Water District Water Revenue	5.000%	6/15/28	2,840	3,249
	Marin Municipal Water District Water Revenue	5.000%	6/15/29	2,980	3,446
	Marin Water District Financing Authority Water Revenue	5.000%	7/1/44	6,000	6,019
	Marina Coast Water District Water Revenue	4.000%	6/1/22	1,090	1,090
[2]	Mendocino-Lake Community College District GO	3.000%	8/1/41	1,475	1,299
	Menifee CA Special Tax Revenue	3.000%	9/1/42	550	432
	Menifee Union School District GO	4.000%	8/1/29	165	181
	Menifee Union School District GO	4.000%	8/1/30	200	220
	Menifee Union School District GO	4.000%	8/1/32	250	270
[1]	Menifee Union School District GO	4.000%	8/1/34	350	375
	Menifee Union School District Special Tax Revenue	4.000%	9/1/36	500	500
	Menifee Union School District Special Tax Revenue	4.000%	9/1/41	800	775

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/22	520	526
[1]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/26	1,035	1,127
[1]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/27	1,250	1,361
[1]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/29	400	434
	Mesa Water District COP	5.000%	3/15/28	400	460
	Mesa Water District COP	5.000%	3/15/29	335	391
	Mesa Water District COP	5.000%	3/15/31	250	294
	Mesa Water District COP	5.000%	3/15/32	350	411
	Mesa Water District COP	5.000%	3/15/33	350	410
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/26	3,325	3,611
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/35	1,500	1,730
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/37	1,600	1,842
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	15,080	17,425
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/38	1,910	2,196
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	7,660	8,836
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/39	1,750	2,009
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,345	11,915
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/40	1,750	2,006
	Metropolitan Water District of Southern California Water Revenue VRDO	0.550%	6/1/22	11,495	11,495
	Metropolitan Water District of Southern California Water Revenue VRDO	0.550%	6/1/22	26,355	26,355
	Miracosta Community College District GO	2.000%	8/1/39	2,235	1,688
	Miracosta Community College District GO	2.000%	8/1/40	2,000	1,491
	Modesto CA Special Tax Revenue	5.000%	9/1/29	1,570	1,647
	Modesto CA Special Tax Revenue	5.000%	9/1/30	1,700	1,781
	Modesto CA Wastewater Sewer Revenue	5.000%	11/1/29	1,300	1,515
	Modesto CA Wastewater Sewer Revenue	5.000%	11/1/30	1,355	1,599
[4]	Modesto High School District GO	0.000%	8/1/26	5,010	4,490
	Modesto Irrigation District Electric Power & Light Revenue	5.000%	7/1/22	1,025	1,028
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,475	1,590
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,840	1,984
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,200	1,379
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/37	2,360	2,681
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/38	2,015	2,280
	Montclair Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/31	660	704
	Montclair Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/34	615	640
	Montebello Unified School District GO	5.000%	8/1/41	2,555	2,753
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,220	1,370
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/32	1,020	1,135
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/22	685	688
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/23	735	749
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/24	780	801
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	845	906
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26	930	1,013
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	1,010	1,105
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,185	1,283
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/31	1,390	1,495
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/35	920	985
[2]	Moreno Valley Unified School District GO	4.000%	8/1/35	250	268
[2]	Moreno Valley Unified School District GO	4.000%	8/1/36	465	495
[2]	Moreno Valley Unified School District GO	4.000%	8/1/37	365	388
[2]	Moreno Valley Unified School District GO	4.000%	8/1/38	325	343
[2]	Moreno Valley Unified School District GO	4.000%	8/1/39	1,470	1,550
[2]	Moreno Valley Unified School District GO	4.000%	8/1/40	825	865
[2]	Moreno Valley Unified School District GO	4.000%	8/1/41	1,620	1,696
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, ETM	5.000%	3/1/23	1,330	1,365
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, ETM	5.000%	9/1/23	2,550	2,657
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	5,430	5,657
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	2,990	3,115
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	4,315	4,495
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	2,000	2,084
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	5,075	5,287
	Morgan Hill Unified School District GO	4.000%	8/1/32	400	421
	Morgan Hill Unified School District GO	4.000%	8/1/33	200	210
	Morgan Hill Unified School District GO	4.000%	8/1/34	250	262
	Morgan Hill Unified School District GO	4.000%	8/1/36	1,240	1,287

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Hill Unified School District GO	4.000%	8/1/37	745	773
	Mount San Antonio Community College District GO	0.000%	8/1/25	2,000	1,844
[8]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,000	3,317
	Mount San Jacinto Community College District GO	4.000%	8/1/37	3,290	3,435
	Mount San Jacinto Community College District GO	4.000%	8/1/38	1,400	1,456
	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/22	180	182
	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/23	320	326
	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/24	500	513
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/25	340	360
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/26	290	311
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/27	360	389
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/28	430	466
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/29	450	491
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/29	215	234
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/30	550	603
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/30	330	362
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/31	575	628
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/31	400	437
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/32	400	435
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/33	325	348
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/34	300	311
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/35	325	336
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/35	1,000	1,034
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/36	315	324
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/37	300	309
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/38	300	309
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/39	275	283
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	1,400	1,428
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	350	357
	Mountain View Los Altos CA Union High School District GO	0.000%	8/1/26	3,500	3,154
	Mountain View Los Altos CA Union High School District GO	1.750%	8/1/33	3,000	2,572
	Mountain View Los Altos CA Union High School District GO	1.875%	8/1/34	4,150	3,552
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/32	500	564
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/34	350	394
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/35	450	506
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/37	1,220	1,365
	Mountain View-Whisman School District (School Financing Project) COP, ETM	5.000%	6/1/22	400	400
	Mountain View-Whisman School District GO	4.000%	9/1/32	260	283
	Mountain View-Whisman School District GO	4.000%	9/1/33	500	542
	Mountain View-Whisman School District GO	3.000%	9/1/39	1,200	1,121
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	660	744
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	195	220
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	315	355
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	12,890	16,440
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	11,350	14,476
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	11,265	14,368
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	11,360	14,534
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	14,325	18,327
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	17,100	21,878
	M-S-R Public Power Agency Electric Power & Light Revenue	5.000%	7/1/22	9,025	9,053
[1]	Murrieta Valley Unified School District GO	4.000%	9/1/22	320	322
[1]	Murrieta Valley Unified School District GO	4.000%	9/1/23	850	874
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/23	1,460	1,520
[1]	Murrieta Valley Unified School District GO	4.000%	9/1/24	350	365
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/25	700	752
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/25	1,400	1,504
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/26	1,625	1,749
[1]	Murrieta Valley Unified School District GO	0.000%	9/1/33	475	329
[1]	Murrieta Valley Unified School District GO, Prere.	5.000%	3/1/25	520	562
[1]	Murrieta Valley Unified School District GO, Prere.	5.000%	3/1/25	465	503
[1]	Murrieta Valley Unified School District GO, Prere.	5.000%	3/1/25	300	324
	Napa Valley Community College District GO	4.000%	8/1/30	8,130	8,508
	Napa Valley Community College District GO	4.000%	8/1/31	4,650	4,849
	Napa Valley Unified School District GO	5.000%	8/1/31	205	226
	Napa Valley Unified School District GO	0.000%	8/1/33	5,770	3,927
[1]	Napa Valley Unified School District GO	4.000%	8/1/33	2,370	2,469
[1]	Natomas Unified School District GO	4.000%	8/1/33	860	886
	Nevada Joint Union High School District GO	4.000%	8/1/32	1,320	1,399
	Nevada Joint Union High School District GO	4.000%	8/1/34	580	610

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Haven Unified School District GO	5.000%	8/1/27	1,335	1,482
	New Haven Unified School District GO	4.000%	8/1/29	100	108
	New Haven Unified School District GO	4.000%	8/1/30	100	108
	New Haven Unified School District GO	4.000%	8/1/31	100	107
	New Haven Unified School District GO	4.000%	8/1/32	100	106
	New Haven Unified School District GO	4.000%	8/1/35	325	342
	New Haven Unified School District GO	4.000%	8/1/36	155	162
	New Haven Unified School District GO	4.000%	8/1/37	300	313
	New Haven Unified School District GO	4.000%	8/1/38	805	837
	New Haven Unified School District GO	5.000%	8/1/40	955	1,024
[1]	Newark CA Unified School District GO	0.000%	8/1/26	3,300	2,966
[2]	Newark CA Unified School District GO	4.000%	8/1/34	1,310	1,414
[2]	Newark CA Unified School District GO	4.000%	8/1/36	1,135	1,207
[2]	Newark CA Unified School District GO	4.000%	8/1/38	885	935
[2]	Newark CA Unified School District GO	4.000%	8/1/40	1,000	1,048
[2]	Newark CA Unified School District GO	4.000%	8/1/42	1,000	1,045
	Newport Mesa Unified School District GO	5.000%	8/1/22	1,815	1,827
	Newport Mesa Unified School District GO	5.000%	8/1/26	1,175	1,310
	Newport Mesa Unified School District GO	0.000%	8/1/29	4,625	3,786
	Newport Mesa Unified School District GO	0.000%	8/1/30	3,000	2,370
	Newport Mesa Unified School District GO	0.000%	8/1/31	1,500	1,141
	Newport Mesa Unified School District GO	0.000%	8/1/32	14,000	10,247
	Norco CA Special Tax Revenue	5.000%	9/1/22	970	979
	Norco CA Special Tax Revenue	5.000%	9/1/23	1,270	1,322
	Norco CA Special Tax Revenue	5.000%	9/1/24	1,380	1,467
	Norco CA Special Tax Revenue	5.000%	9/1/25	500	543
	Norco CA Special Tax Revenue	5.000%	9/1/26	1,620	1,796
	Norco CA Special Tax Revenue	5.000%	9/1/27	1,755	1,980
[2]	Norco CA Special Tax Revenue	5.000%	9/1/28	805	907
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	600	699
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,000	1,155
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/34	280	298
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	440	466
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	1,000	1,143
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	855	974
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/39	1,565	1,635
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	200	218
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	750	844
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	250	272
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	650	736
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	2,775	3,160
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	500	541
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	2,000	2,262
[2]	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	4.000%	3/1/34	2,145	2,263
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	500	540
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	3,020	3,256
	North Orange County CA Community College District GO	4.000%	8/1/33	375	401
	North Orange County CA Community College District GO	3.000%	8/1/38	1,805	1,672
	North Orange County CA Community College District GO	3.000%	8/1/39	2,165	1,994
	North Orange County CA Community College District GO	3.000%	8/1/40	2,200	2,015
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	94,800	96,797
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/29	3,350	3,907
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/30	3,000	3,544
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/31	3,000	3,590
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/23	385	397
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/24	695	735
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/27	1,285	1,419
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/28	1,200	1,320
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/29	1,775	1,948
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/31	1,385	1,518
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/32	2,550	2,795
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/33	4,285	4,692
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/34	3,295	3,606
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/36	5,000	5,456
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/37	3,500	3,815
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/38	1,250	1,360
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/39	1,525	1,657
[14]	Northstar Community Services District Special Tax Revenue	5.000%	9/1/21	693	347
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/34	615	608

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/35	425	417
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/38	1,420	1,336
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/39	900	841
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/40	1,000	929
	Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/39	1,475	1,511
	Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/40	1,465	1,500
[9,10]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.860%	6/2/22	25,500	25,500
	Oakdale Irrigation District Water Revenue	5.000%	8/1/26	240	249
	Oakdale Irrigation District Water Revenue	5.000%	8/1/27	350	363
	Oakdale Irrigation District Water Revenue	5.000%	8/1/29	455	472
	Oakdale Irrigation District Water Revenue	5.000%	8/1/30	415	431
	Oakdale Irrigation District Water Revenue	5.000%	8/1/34	400	415
	Oakdale Irrigation District Water Revenue	5.000%	8/1/35	300	311
	Oakland CA GO	2.000%	1/15/34	5,505	4,726
	Oakland CA GO	2.000%	1/15/35	4,480	3,799
	Oakland CA GO	2.125%	1/15/36	4,735	4,007
	Oakland CA GO	3.000%	1/15/40	6,580	6,050
	Oakland Unified School District/Alameda County GO	5.000%	8/1/22	1,300	1,308
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/22	2,325	2,340
	Oakland Unified School District/Alameda County GO	5.500%	8/1/23	980	1,006
	Oakland Unified School District/Alameda County GO	4.000%	8/1/24	600	625
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	11,375	12,082
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,835	1,949
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,275	1,354
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,375	1,460
	Oakland Unified School District/Alameda County GO	4.000%	8/1/25	175	184
	Oakland Unified School District/Alameda County GO	5.000%	8/1/25	2,850	3,088
	Oakland Unified School District/Alameda County GO	5.000%	8/1/25	570	618
	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	1,260	1,368
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	2,835	3,083
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	175	196
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,965	2,222
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,295	1,404
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,160	1,261
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	2,940	3,310
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,210	1,368
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,000	1,080
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,230	1,333
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	140	155
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	6,140	6,777
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/29	2,060	2,328
	Oakland Unified School District/Alameda County GO	5.000%	8/1/29	1,000	1,078
	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	1,800	2,010
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	2,030	2,292
	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	100	110
	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	480	535
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	5,250	5,893
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	1,480	1,661
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	5,910	6,608
	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	2,470	2,745
	Oakland Unified School District/Alameda County GO	5.000%	8/1/33	1,200	1,331
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/33	2,540	2,994
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/34	4,500	4,632
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/34	3,445	4,052
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/35	5,210	5,338
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/36	7,970	8,126
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	3,465	3,530
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	1,565	1,614
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	3,000	3,303
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/38	2,355	2,429
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/39	3,890	4,014
[1]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	6,000	5,448
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	4,280	4,372
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	4,645	4,745
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,375	2,594
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,615	2,856
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	1,350	1,474
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,500	2,730
[2]	Oceanside CA Unified School District GO	4.000%	8/1/33	3,500	3,578

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Oceanside CA Unified School District GO	4.000%	8/1/38	500	528
[1]	Oceanside CA Unified School District GO	4.000%	8/1/40	1,320	1,384
	Ohlone Community College District GO	5.000%	8/1/22	760	765
	Ohlone Community College District GO	4.000%	8/1/34	3,920	4,072
	Ohlone Community College District GO	4.000%	8/1/35	4,290	4,444
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/41	1,250	1,273
	Ontario Public Financing Authority Water Revenue, Prere.	5.250%	7/1/23	1,285	1,335
	Ontario Public Financing Authority Water Revenue, Prere.	5.250%	7/1/23	1,765	1,834
	Ontario Public Financing Authority Water Revenue, Prere.	5.250%	7/1/23	2,280	2,369
	Ontario Public Financing Authority Water Revenue, Prere.	5.250%	7/1/23	1,400	1,455
	Ontario Public Financing Authority Water Revenue, Prere.	5.250%	7/1/23	2,525	2,623
	Ontario Public Financing Authority Water Revenue, Prere.	5.250%	7/1/23	2,660	2,764
	Ontario Public Financing Authority Water Revenue, Prere.	5.250%	7/1/23	2,205	2,291
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/23	200	207
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/27	290	323
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	9/1/22	1,260	1,271
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	3/1/23	1,290	1,320
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	9/1/23	1,320	1,370
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	2,870	3,251
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	6,865	7,756
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39	3,825	4,309
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/30	9,925	10,546
	Orange County Water District Water Revenue	5.000%	8/15/32	860	998
	Orange County Water District Water Revenue	4.000%	8/15/35	790	846
	Orange County Water District Water Revenue	4.000%	8/15/41	1,100	1,131
	Orange County Water District Water Revenue, Prere.	5.000%	8/15/23	8,000	8,325
[7]	Orange Unified School District GO	5.000%	8/1/40	2,975	3,513
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/32	1,045	1,125
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/34	1,130	1,165
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/36	1,170	1,201
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/37	770	790
	Oxnard Union High School District GO	4.000%	8/1/23	210	216
	Oxnard Union High School District GO	4.000%	8/1/24	200	208
	Oxnard Union High School District GO	5.000%	8/1/26	850	947
	Oxnard Union High School District GO	5.000%	8/1/27	750	852
	Oxnard Union High School District GO	5.000%	8/1/28	500	565
	Oxnard Union High School District GO	5.000%	8/1/29	850	957
	Oxnard Union High School District GO	4.000%	8/1/30	2,000	2,129
	Oxnard Union High School District GO	4.000%	8/1/31	750	794
	Oxnard Union High School District GO	4.000%	8/1/32	325	346
	Oxnard Union High School District GO	4.000%	8/1/33	375	398
	Oxnard Union High School District GO	4.000%	8/1/35	1,125	1,183
	Oxnard Union High School District GO	4.000%	8/1/36	750	784
	Oxnard Union High School District GO	4.000%	8/1/37	1,220	1,274
	Oxnard Union High School District GO	4.000%	8/1/38	1,630	1,695
	Oxnard Union High School District GO	4.000%	8/1/39	1,000	1,038
	Oxnard Union High School District GO	4.000%	8/1/40	1,515	1,567
	Pajaro Valley Unified School District GO	4.000%	8/1/33	225	236
	Pajaro Valley Unified School District GO	4.000%	8/1/34	250	262
	Pajaro Valley Unified School District GO	4.000%	8/1/35	300	313
	Pajaro Valley Unified School District GO	4.000%	8/1/36	250	260
	Pajaro Valley Unified School District GO	5.000%	8/1/38	1,155	1,269
	Palm Desert CA Special Assesment Revenue	2.000%	9/2/22	235	235
	Palm Desert CA Special Assesment Revenue	4.000%	9/2/26	670	689
	Palm Desert CA Special Assesment Revenue	4.000%	9/2/31	800	808
	Palm Desert CA Special Assesment Revenue	4.000%	9/2/37	1,200	1,198
[2]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/24	1,050	1,120
[2]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,075	1,173
[2]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/26	1,100	1,226
[2]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,200	1,342
	Palm Springs Unified School District GO	5.000%	8/1/22	1,565	1,575
	Palm Springs Unified School District GO	4.000%	8/1/31	4,160	4,276
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	675	681
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	400	416
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	725	771
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	740	802
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	550	598
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	830	918
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	700	777

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	430	477
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,355	1,500
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,275	1,408
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	415	456
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32	1,435	1,576
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	750	823
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	500	548
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,000	2,191
	Palo Alto CA Special Assesment Revenue	5.000%	9/2/27	1,000	1,009
	Palo Alto Unified School District GO	0.000%	8/1/24	15,890	15,130
	Palomar Community College District GO	5.000%	8/1/30	520	582
	Palomar Community College District GO	5.000%	8/1/31	400	447
	Palomar Community College District GO	5.000%	8/1/32	300	333
	Palomar Community College District GO	5.000%	8/1/33	2,805	3,110
	Palomar Community College District GO	5.000%	8/1/35	2,485	2,748
	Palomar Community College District GO, Prere.	5.000%	5/1/25	120	130
	Palomar Community College District GO, Prere.	5.000%	5/1/25	15	16
	Palomar Community College District GO, Prere.	4.000%	8/1/25	2,140	2,272
	Palomar Community College District GO, Prere.	4.000%	8/1/25	2,390	2,537
	Palomar Health COP	5.000%	11/1/23	600	622
	Palomar Health COP	5.000%	11/1/24	665	702
	Palomar Health COP	5.000%	11/1/26	445	485
	Palomar Health COP	5.000%	11/1/27	750	824
	Palomar Health COP	5.000%	11/1/32	4,550	4,872
[4]	Palomar Health GO	0.000%	8/1/22	7,315	7,292
[11]	Palomar Health GO	0.000%	8/1/24	5,130	4,833
[11]	Palomar Health GO	0.000%	8/1/26	1,250	1,101
	Palomar Health GO	5.000%	8/1/26	310	338
[4]	Palomar Health GO	0.000%	8/1/27	16,165	13,658
[11]	Palomar Health GO	0.000%	8/1/27	8,095	6,874
[11]	Palomar Health GO	0.000%	8/1/28	500	408
	Palomar Health GO	5.000%	8/1/28	1,640	1,788
	Palomar Health GO	5.000%	8/1/28	8,570	9,349
[11]	Palomar Health GO	0.000%	8/1/29	7,210	5,653
	Palomar Health GO	5.000%	8/1/29	875	954
	Palomar Health GO	5.000%	8/1/29	4,340	4,735
	Palomar Health GO	4.000%	8/1/30	2,150	2,248
	Palomar Health GO	5.000%	8/1/30	1,130	1,232
	Palomar Health GO	4.000%	8/1/31	1,550	1,611
	Palomar Health GO	5.000%	8/1/31	800	872
	Palomar Health GO	4.000%	8/1/32	5,010	5,180
	Palomar Health GO	5.000%	8/1/33	1,320	1,436
	Palomar Health GO	0.000%	8/1/34	225	138
	Palomar Health GO	4.000%	8/1/34	1,000	1,024
	Palomar Health GO	0.000%	8/1/35	595	349
	Palomar Health GO	4.000%	8/1/35	100	102
	Palomar Health GO	0.000%	8/1/36	510	285
	Palomar Health GO	4.000%	8/1/36	5,015	5,095
	Palomar Health GO	0.000%	8/1/37	1,210	643
	Palomar Health GO	3.000%	8/1/37	250	226
	Palomar Health GO	4.000%	8/1/37	4,195	4,255
[11]	Palomar Health GO	7.000%	8/1/38	3,510	4,217
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	2,410	2,503
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	2,390	2,524
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,250	2,417
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,875	2,044
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	345	372
	Palomar Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	8,895	8,903
[4]	Palos Verdes Peninsula Unified School District GO	0.000%	11/1/26	320	286
[1]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/22	2,965	2,983
[1]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/23	2,485	2,579
[4]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	6,050	5,245
[2]	Paramount Unified School District GO	4.000%	8/1/30	70	77
[2]	Paramount Unified School District GO	4.000%	8/1/31	125	137
[2]	Paramount Unified School District GO	4.000%	8/1/32	150	162
[2]	Paramount Unified School District GO	4.000%	8/1/33	145	156
[2]	Paramount Unified School District GO	4.000%	8/1/34	150	161
[2]	Paramount Unified School District GO	4.000%	8/1/35	300	320
[2]	Paramount Unified School District GO	4.000%	8/1/37	390	412

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Paramount Unified School District GO	4.000%	8/1/38	690	725
[2]	Paramount Unified School District GO	4.000%	8/1/39	470	493
[2]	Paramount Unified School District GO	4.000%	8/1/40	450	470
	Pasadena Unified School District GO	5.000%	8/1/24	1,085	1,156
	Pasadena Unified School District GO	5.000%	8/1/25	750	815
	Pasadena Unified School District GO	5.000%	8/1/25	1,000	1,087
	Pasadena Unified School District GO	5.000%	8/1/26	1,015	1,128
	Pasadena Unified School District GO	5.000%	8/1/26	510	567
	Pasadena Unified School District GO	4.000%	8/1/32	1,115	1,163
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/33	595	682
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/35	750	857
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/36	1,000	1,142
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/37	1,000	1,139
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/38	600	681
	Peralta Community College District GO	5.000%	8/1/23	1,000	1,039
	Peralta Community College District GO	5.000%	8/1/25	510	554
	Peralta Community College District GO	5.000%	8/1/25	500	543
	Peralta Community College District GO	4.000%	8/1/26	1,500	1,584
	Peralta Community College District GO	5.000%	8/1/26	650	721
	Peralta Community College District GO	5.000%	8/1/27	1,490	1,613
	Peralta Community College District GO	5.000%	8/1/27	1,000	1,130
	Peralta Community College District GO	5.000%	8/1/28	2,455	2,655
	Peralta Community College District GO	5.000%	8/1/28	555	635
	Peralta Community College District GO	5.000%	8/1/29	3,115	3,362
	Peralta Community College District GO	5.000%	8/1/29	1,085	1,255
	Peralta Community College District GO	5.000%	8/1/30	2,260	2,434
	Peralta Community College District GO	5.000%	8/1/30	3,380	3,957
	Peralta Community College District GO	5.000%	8/1/31	1,650	1,777
	Peralta Community College District GO	5.000%	8/1/31	1,225	1,451
	Peralta Community College District GO	5.000%	8/1/32	4,340	4,672
	Peralta Community College District GO	5.000%	8/1/34	3,025	3,254
[4]	Perris Union High School District GO	0.000%	9/1/25	1,130	1,037
	Perris Union High School District GO	4.000%	9/1/30	215	232
	Perris Union High School District GO	4.000%	9/1/31	350	376
	Perris Union High School District GO	4.000%	9/1/33	600	642
	Perris Union High School District GO	3.000%	9/1/36	1,000	954
	Perris Union High School District GO	3.000%	9/1/38	800	741
	Perris Union High School District GO	3.000%	9/1/39	850	781
	Perris Union High School District GO	3.000%	9/1/40	1,000	910
	Perris Union High School District GO	2.125%	9/1/41	2,500	1,847
	Piedmont Unified School District GO	3.000%	8/1/39	180	173
	Pittsburg CA Water Revenue	5.000%	8/1/22	250	252
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/25	855	907
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/26	900	955
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27	1,220	1,294
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/28	1,285	1,362
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,350	1,428
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/25	2,965	2,737
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/26	150	134
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/29	355	287
[1]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/22	385	389
[1]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/23	500	521
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/24	1,410	1,470
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/25	1,500	1,586
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/26	2,345	2,512
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/27	2,555	2,760
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/28	2,905	3,143
[1]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/31	180	195
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/22	1,325	1,333
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/24	1,125	1,196
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/25	1,785	1,940
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/31	150	112
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	1,500	1,459
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,500	1,420
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	926
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	1,250	1,150

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Placer CA Union High School District GO	0.000%	8/1/30	2,400	1,863
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/36	425	447
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/37	925	972
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/38	515	538
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/39	865	903
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/40	880	914
	Pleasanton Unified School District GO	4.000%	8/1/34	1,050	1,100
	Pleasanton Unified School District GO	4.000%	8/1/35	1,000	1,044
	Pleasanton Unified School District GO	4.000%	8/1/36	800	831
	Pomona CA Local or Guaranteed Housing Revenue, ETM	7.600%	5/1/23	1,280	1,331
[2]	Pomona Unified School District GO	5.000%	8/1/22	440	443
[2]	Pomona Unified School District GO	5.000%	8/1/26	450	478
[1]	Pomona Unified School District GO	4.000%	8/1/32	1,175	1,220
	Pomona Unified School District GO	4.000%	8/1/37	920	972
[1]	Pomona Unified School District GO	2.125%	8/1/41	3,250	2,490
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/30	4,045	4,449
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/31	2,560	2,810
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/32	4,340	4,758
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/33	3,615	3,959
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/34	3,000	3,072
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/35	2,685	2,739
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/36	1,985	2,090
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/27	1,250	1,399
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/28	1,610	1,793
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	950	1,055
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/22	100	101
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/23	100	103
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/24	100	106
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/25	150	163
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/26	125	139
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/27	115	130
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/28	125	143
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/29	150	174
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/30	170	200
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/31	125	136
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/32	150	163
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/33	155	166
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/34	150	155
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/35	235	243
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/36	200	206
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/37	175	180
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/38	220	226
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/39	270	278
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/40	225	229
	Portola Valley School District GO	3.000%	8/1/35	875	863
	Portola Valley School District GO	3.000%	8/1/36	640	623
	Portola Valley School District GO	3.000%	8/1/37	700	663
	Portola Valley School District GO	3.000%	8/1/38	675	625
	Portola Valley School District GO	3.000%	8/1/39	725	667
	Portola Valley School District GO	3.000%	8/1/40	530	484
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/22	2,225	2,228
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/22	3,535	3,603
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/23	3,325	3,439
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/26	1,370	1,501
	Poway Unified School District GO	5.000%	8/1/27	1,625	1,724
	Poway Unified School District GO	0.000%	8/1/28	9,070	7,611
	Poway Unified School District GO	0.000%	8/1/29	10,310	8,350
	Poway Unified School District GO	0.000%	8/1/30	100	78
	Poway Unified School District GO	4.000%	8/1/30	8,190	8,419
	Poway Unified School District GO	0.000%	8/1/31	2,375	1,782
	Poway Unified School District GO	0.000%	8/1/34	3,500	2,327
	Poway Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/22	855	861
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/22	715	722
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,180	1,229
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,000	1,041
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,066
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24	1,525	1,622
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	775	844
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,765	1,919

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	1,000	1,091
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	2,505	2,782
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/26	890	935
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27	950	996
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/29	960	999
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30	1,185	1,228
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/31	1,240	1,284
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32	1,350	1,397
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/33	1,445	1,494
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/34	1,530	1,581
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/35	1,630	1,684
	Poway Unified School District Public Financing Authority Special Tax Revenue, ETM	4.000%	9/15/22	435	438
	Poway Unified School District Public Financing Authority Special Tax Revenue, Prere.	5.000%	9/15/23	975	1,016
	Poway Unified School District Public Financing Authority Special Tax Revenue, Prere.	5.000%	9/15/23	950	990
	Poway Unified School District Special Tax Revenue	3.000%	9/1/22	115	115
	Poway Unified School District Special Tax Revenue	3.000%	9/1/22	155	155
	Poway Unified School District Special Tax Revenue	3.000%	9/1/23	180	183
	Poway Unified School District Special Tax Revenue	4.000%	9/1/23	130	134
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/24	150	156
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/25	145	153
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/26	190	203
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/27	315	338
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	265	287
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	390	422
[1]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	345	398
[1]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	325	375
[1]	Poway Unified School District Special Tax Revenue	2.875%	9/1/33	180	170
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/34	405	395
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/34	500	536
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/35	235	226
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/36	715	757
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/37	500	468
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/38	835	878
[1]	Poway Unified School District Special Tax Revenue	3.125%	9/1/39	565	529
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/40	970	1,013
	Poway Unified School District Special Tax Revenue, ETM	5.000%	9/1/22	455	459
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	9/1/22	1,565	1,579
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	9/1/22	990	999
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	9/1/22	1,190	1,201
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	9/1/22	2,515	2,538
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/23	135	135
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/24	150	149
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/25	165	163
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/26	180	185
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/27	200	206
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/29	240	246
[2,7]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/31	715	812
[2,7]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/32	800	919
[2,7]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/33	1,000	1,137
[2,7]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/34	1,000	1,128
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/37	500	498
[2,7]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/38	4,900	5,409
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/41	390	376
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/27	1,700	1,807
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/28	2,800	2,975
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/30	1,500	1,589
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/31	1,400	1,482
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/32	1,710	1,809
[1]	Rancho Santiago Community College District GO	0.000%	9/1/30	1,000	776
	Ravenswood CA City School District GO	4.000%	8/1/32	130	139
	Ravenswood CA City School District GO	4.000%	8/1/33	150	160
	Ravenswood CA City School District GO	4.000%	8/1/34	150	160
	Ravenswood CA City School District GO	4.000%	8/1/36	270	284
	Ravenswood CA City School District GO	4.000%	8/1/38	975	1,019
	Ravenswood CA City School District GO	4.000%	8/1/40	590	613

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/22	395	395
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/22	1,100	1,100
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/24	1,000	1,059
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/24	750	794
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	830	899
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	730	791
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/26	1,000	1,107
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/27	1,350	1,524
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/30	800	911
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/24	300	318
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/25	375	407
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/26	675	739
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/27	1,000	1,092
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/28	1,000	1,090
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/30	775	843
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/32	475	517
[4]	Redding Joint Powers Financing Authority Electric Power & Light Revenue	3.750%	6/1/35	500	509
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/38	1,845	1,718
[3]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/25	3,350	3,090
	Redwood City School District GO	3.000%	8/1/33	1,430	1,420
	Redwood City School District GO	3.000%	8/1/40	1,490	1,361
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/28	1,000	1,145
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/30	1,285	1,465
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/32	470	532
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/33	760	859
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/37	3,250	3,642
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/32	1,370	1,578
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/33	1,060	1,218
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/35	3,285	3,479
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/37	2,000	2,101
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/39	760	859
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/24	1,000	1,058
	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.500%	11/1/29	90	98
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/22	600	609
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/24	600	637
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/25	1,000	1,083
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/26	750	826
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/27	1,065	1,190
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/28	1,225	1,383
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/29	1,600	1,821
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/31	1,000	1,131
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/34	3,025	3,403
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/35	1,210	1,360
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/36	1,670	1,874
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/37	1,600	1,795
	Rio Elementary School District Community Facilities District Special Tax Revenue, Prere.	5.000%	9/1/24	1,000	1,065
	Rio Elementary School District Community Facilities District Special Tax Revenue, Prere.	5.000%	9/1/24	1,000	1,065
	Rio Elementary School District Community Facilities District Special Tax Revenue, Prere.	5.000%	9/1/24	1,000	1,065
	Rio Elementary School District Community Facilities District Special Tax Revenue, Prere.	5.000%	9/1/24	2,300	2,449
	Rio Hondo CA Community College District GO	0.000%	8/1/31	2,045	1,548
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/41	1,000	956
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/46	1,295	1,213
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	1,000	1,131
	Riverside CA Sewer Revenue	5.000%	8/1/22	2,160	2,174
	Riverside CA Sewer Revenue	5.000%	8/1/24	2,020	2,148
	Riverside CA Sewer Revenue	5.000%	8/1/26	600	667
	Riverside CA Sewer Revenue	5.000%	8/1/27	1,055	1,196
	Riverside CA Sewer Revenue	5.000%	8/1/30	2,680	3,059
	Riverside CA Sewer Revenue	5.000%	8/1/32	6,675	7,207
	Riverside Community College District GO	3.000%	8/1/33	770	768
	Riverside Community College District GO	4.000%	8/1/34	3,630	3,861
	Riverside Community College District GO	3.000%	8/1/35	725	715
	Riverside Community College District GO	3.000%	8/1/36	1,000	973
	Riverside Community College District GO	3.000%	8/1/36	2,000	1,945
	Riverside Community College District GO	3.000%	8/1/37	2,125	2,012
	Riverside Community College District GO	3.000%	8/1/38	1,890	1,750
	Riverside Community College District GO	3.000%	8/1/38	3,665	3,394
	Riverside Community College District GO	3.000%	8/1/39	2,110	1,940
	Riverside Community College District GO	3.000%	8/1/39	3,500	3,219

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Riverside Community College District GO, Prere.	0.000%	2/1/25	2,755	2,359
	Riverside Community College District GO, Prere.	0.000%	2/1/25	1,650	1,347
	Riverside Community College District GO, Prere.	5.000%	8/1/25	3,080	3,364
[4]	Riverside County Asset Leasing Corp. Lease (Abatement) Revenue (Riverside County Hospital Project)	0.000%	6/1/25	8,735	8,058
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/28	500	539
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/30	1,070	1,141
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/32	1,150	1,213
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/35	1,930	2,018
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/36	2,010	2,090
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/37	1,000	1,039
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), ETM	5.000%	11/1/22	1,800	1,828
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), ETM	5.000%	11/1/23	2,100	2,198
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	595	637
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	9,885	10,861
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	10,620	11,668
[1]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	9/1/22	1,830	1,846
	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22	350	354
[1]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	9/1/23	2,445	2,539
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/33	3,535	3,936
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/35	1,220	1,353
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/22	1,320	1,336
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/22	375	379
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/23	1,905	1,984
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/24	2,005	2,136
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,440	1,569
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,160	1,262
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	520	578
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/30	750	828
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/31	2,930	3,100
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	3,075	3,251
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	590	649
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/33	1,230	1,299
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/37	1,015	1,107
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project Area)	5.000%	10/1/29	875	949
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project Area)	3.000%	10/1/35	340	332
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/31	5,000	3,445
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/32	4,000	2,627
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/33	5,500	3,445
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/34	3,500	2,091
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	1,580	1,608
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	1,595	1,619
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	1,865	1,889
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	1,400	1,415
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/41	3,500	3,534
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/22	2,500	2,500
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/23	3,630	3,572
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/24	6,985	6,697
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	2,000	2,072
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/22	560	569
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/23	325	340
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/24	300	321
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/25	300	328
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/26	375	419
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/27	480	546
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/28	565	652
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/29	360	415
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/30	630	722
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/31	600	685
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/32	550	625
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/33	635	720
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/34	650	736
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/35	1,100	1,242
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/36	935	1,053
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	1,750	1,896
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,385	1,468
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,339
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,045	1,105

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,055	1,115
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	1,410	1,423
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	1,555	1,570
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	1,615	1,630
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	1,710	1,726
	Riverside Unified School District GO	4.000%	8/1/29	850	909
	Riverside Unified School District GO	4.000%	8/1/30	850	905
	Riverside Unified School District GO	4.000%	8/1/31	1,250	1,323
	Riverside Unified School District GO	4.000%	8/1/34	1,135	1,189
	Riverside Unified School District GO	4.000%	8/1/35	2,110	2,203
	Riverside Unified School District GO	3.000%	8/1/36	2,000	1,889
	Riverside Unified School District GO	3.000%	8/1/37	2,000	1,879
	Riverside Unified School District GO	3.000%	8/1/38	2,310	2,156
	Riverside Unified School District GO	3.000%	8/1/39	5,000	4,636
	Riverside Unified School District GO	3.000%	8/1/40	7,500	6,909
	Riverside Unified School District GO	4.000%	8/1/42	1,480	1,520
[4]	Rocklin Unified School District GO	0.000%	8/1/23	7,030	6,877
[4]	Rocklin Unified School District GO	0.000%	8/1/24	2,965	2,823
	Romoland School District Special Tax Revenue	4.000%	9/1/26	100	103
	Romoland School District Special Tax Revenue	4.000%	9/1/28	100	103
	Romoland School District Special Tax Revenue	4.000%	9/1/29	100	102
	Romoland School District Special Tax Revenue	4.000%	9/1/31	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/32	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/33	100	100
	Romoland School District Special Tax Revenue	4.000%	9/1/34	100	100
	Romoland School District Special Tax Revenue	4.000%	9/1/35	115	115
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/29	330	368
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/30	200	222
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/32	250	276
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/33	350	385
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/34	250	275
	Roseville CA Electric System Intergovernmental Agreement Revenue	4.000%	2/1/36	4,530	4,689
	Roseville CA Electric System Intergovernmental Agreement Revenue, Prere.	5.000%	8/1/24	770	820
	Roseville CA Electric System Intergovernmental Agreement Revenue, Prere.	5.000%	8/1/24	530	564
	Roseville CA Electric System Intergovernmental Agreement Revenue, Prere.	5.000%	8/1/24	1,310	1,395
	Roseville CA Electric System Intergovernmental Agreement Revenue, Prere.	5.000%	8/1/24	1,000	1,065
	Roseville CA Electric System Intergovernmental Agreement Revenue, Prere.	5.000%	8/1/24	3,425	3,648
	Roseville CA Special Tax Revenue	3.000%	9/1/23	30	30
	Roseville CA Special Tax Revenue	4.000%	9/1/24	55	56
	Roseville CA Special Tax Revenue	4.000%	9/1/25	50	51
	Roseville CA Special Tax Revenue	4.000%	9/1/26	110	113
	Roseville CA Special Tax Revenue	4.000%	9/1/26	100	102
	Roseville CA Special Tax Revenue	4.000%	9/1/27	220	227
	Roseville CA Special Tax Revenue	4.000%	9/1/27	120	123
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	211
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	209
	Roseville CA Special Tax Revenue	4.000%	9/1/29	200	205
	Roseville CA Special Tax Revenue	4.000%	9/1/29	240	244
	Roseville CA Special Tax Revenue	4.000%	9/1/30	125	127
	Roseville CA Special Tax Revenue	4.000%	9/1/30	85	86
	Roseville CA Special Tax Revenue	4.000%	9/1/31	165	166
	Roseville CA Special Tax Revenue	4.000%	9/1/32	265	265
	Roseville CA Special Tax Revenue	4.000%	9/1/33	250	251
	Roseville CA Special Tax Revenue	4.000%	9/1/33	570	569
	Roseville CA Special Tax Revenue	4.000%	9/1/34	500	497
	Roseville CA Special Tax Revenue	4.000%	9/1/36	750	749
	Roseville CA Special Tax Revenue	4.000%	9/1/36	485	484
	Roseville CA Special Tax Revenue	2.500%	9/1/37	1,540	1,184
	Roseville CA Special Tax Revenue	4.000%	9/1/37	225	223
	Roseville CA Special Tax Revenue	4.000%	9/1/40	750	729
	Roseville CA Special Tax Revenue	4.000%	9/1/41	305	294
	Roseville CA Special Tax Revenue	4.000%	9/1/41	2,290	2,218
	Roseville CA Special Tax Revenue	4.000%	9/1/41	500	484
	Roseville Finance Authority Special Tax Revenue	4.000%	9/1/22	1,000	1,007
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/23	550	573
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/24	1,100	1,172
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/27	1,100	1,247
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/29	750	846
[1]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/30	2,000	2,243

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/31	2,665	2,980
[2]	Roseville Joint Union High School District (School Financing Project) COP	1.000%	6/1/26	300	273
[2]	Roseville Joint Union High School District (School Financing Project) COP	1.125%	6/1/27	370	330
[2]	Roseville Joint Union High School District (School Financing Project) COP	1.250%	6/1/28	615	535
[2]	Roseville Joint Union High School District (School Financing Project) COP	2.125%	6/1/35	2,000	1,671
	Roseville Joint Union High School District GO	0.000%	8/1/23	275	269
	Roseville Joint Union High School District GO	0.000%	8/1/24	580	551
	Roseville Joint Union High School District GO	0.000%	8/1/25	555	512
	Roseville Joint Union High School District GO	0.000%	8/1/26	500	448
	Roseville Joint Union High School District GO	5.000%	8/1/27	185	208
	Roseville Joint Union High School District GO	0.000%	8/1/28	500	415
[1]	Roseville Joint Union High School District GO	0.000%	8/1/29	3,215	2,600
	Roseville Joint Union High School District GO	0.000%	8/1/29	1,085	864
	Roseville Joint Union High School District GO	5.000%	8/1/29	200	223
	Roseville Joint Union High School District GO	0.000%	8/1/30	1,000	761
	Roseville Joint Union High School District GO	5.000%	8/1/30	300	333
[1]	Roseville Joint Union High School District GO	0.000%	8/1/31	6,815	5,104
	Roseville Joint Union High School District GO	0.000%	8/1/31	1,585	1,149
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/24	1,115	1,158
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/27	455	493
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	670	730
[2]	Sacramento Area Flood Control Agency Special Assesment Revenue	5.000%	10/1/22	445	450
[2]	Sacramento Area Flood Control Agency Special Assesment Revenue	5.000%	10/1/24	300	321
[2]	Sacramento Area Flood Control Agency Special Assesment Revenue	5.000%	10/1/26	280	299
[2]	Sacramento Area Flood Control Agency Special Assesment Revenue	5.000%	10/1/27	650	692
[2]	Sacramento Area Flood Control Agency Special Assesment Revenue	5.000%	10/1/28	250	266
[2]	Sacramento Area Flood Control Agency Special Assesment Revenue	5.000%	10/1/29	500	532
[2]	Sacramento Area Flood Control Agency Special Assesment Revenue	5.000%	10/1/33	1,280	1,361
[2]	Sacramento Area Flood Control Agency Special Assesment Revenue	5.000%	10/1/34	1,340	1,424
	Sacramento CA City Unified School District GO	5.000%	7/1/22	380	381
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/22	940	943
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/22	750	753
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/23	1,575	1,633
	Sacramento CA City Unified School District GO	5.000%	8/1/23	455	471
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/24	500	518
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/25	605	635
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/27	345	375
	Sacramento CA City Unified School District GO	5.000%	8/1/27	205	230
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/28	625	670
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/28	220	238
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/29	230	247
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/29	200	215
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/30	200	215
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/30	385	416
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/31	655	657
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/31	220	235
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/33	200	211
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/34	605	632
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/34	100	108
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/35	450	467
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/37	1,000	1,028
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/39	2,000	2,058
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/41	1,700	1,733
	Sacramento CA Special Tax Revenue	3.000%	9/1/23	220	221
	Sacramento CA Special Tax Revenue	3.000%	9/1/24	395	395
	Sacramento CA Special Tax Revenue	4.000%	9/1/26	505	521
	Sacramento CA Special Tax Revenue	4.000%	9/1/28	635	657
	Sacramento CA Special Tax Revenue	4.000%	9/1/30	260	263
	Sacramento CA Special Tax Revenue	4.000%	9/1/31	220	222
	Sacramento CA Special Tax Revenue	4.000%	9/1/32	315	317
	Sacramento CA Special Tax Revenue	4.000%	9/1/34	560	561
	Sacramento CA Special Tax Revenue	4.000%	9/1/36	660	653
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	1,535	1,701
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	3,735	4,150
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,605	1,799
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/29	1,240	1,387
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/30	930	1,039
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	2,000	2,235
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	1,600	1,783

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/32	1,395	1,556
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/33	985	1,097
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,250	1,390
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,520	1,686
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/35	2,000	2,221
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/37	2,405	2,666
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,290	1,428
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,375	1,518
	Sacramento CA Water Revenue, Prere.	5.000%	9/1/23	3,210	3,342
[2]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	1,300	1,411
[2]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	1,725	1,870
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	5,000	4,535
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/27	15,815	13,384
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/31	5,000	3,609
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/34	3,990	2,532
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/22	520	521
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/22	380	381
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	965	997
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	345	356
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	1,195	1,262
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	245	259
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,268
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	805	868
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,268
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	2,185	2,357
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,440	1,582
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,325	1,456
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,410	1,549
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,080	1,187
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,115
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,815	2,025
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	1,410	1,581
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	500	557
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	500	557
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	2,310	2,573
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	1,280	1,419
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	1,250	1,385
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	3,410	3,775
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	500	553
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	1,845	2,037
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,175	1,296
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	665	734
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,510	1,660
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	750	826
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,069
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	2,000	2,137
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	1,250	1,372
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	2,530	2,774
[2]	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	960	1,003
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/40	4,000	4,165
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	2,000	2,129
	Sacramento County CA Airport System Port, Airport & Marina Revenue, ETM	5.000%	7/1/22	595	597
	Sacramento County CA Airport System Port, Airport & Marina Revenue, ETM	5.000%	7/1/22	1,000	1,003
	Sacramento County CA Airport System Port, Airport & Marina Revenue, ETM	5.000%	7/1/23	465	481
	Sacramento County CA Airport System Port, Airport & Marina Revenue, ETM	5.000%	7/1/23	1,000	1,035
	Sacramento County CA Airport System Port, Airport & Marina Revenue, ETM	5.000%	7/1/24	600	636
	Sacramento County CA Airport System Port, Airport & Marina Revenue, ETM	5.000%	7/1/24	1,000	1,061
[1]	Sacramento County CA COP	5.000%	10/1/25	1,490	1,627
[1]	Sacramento County CA COP	5.000%	10/1/26	1,045	1,164
	Sacramento County CA COP	5.000%	10/1/27	1,100	1,239
[1]	Sacramento County CA COP	5.000%	10/1/27	660	747
[1]	Sacramento County CA COP	5.000%	10/1/28	695	798
[1]	Sacramento County CA COP	5.000%	10/1/29	1,700	1,975
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/24	900	966
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/25	1,325	1,455
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/26	1,155	1,296
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/27	2,725	3,106
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/28	2,725	3,151
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/28	4,000	4,625

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/29	3,610	4,235
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/30	3,400	4,042
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/34	11,500	11,368
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/30	2,055	2,172
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/34	5,335	5,634
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/22	4,000	4,032
[3]	Sacramento Municipal Utility District Electric Power & Light Revenue	5.250%	7/1/24	5,360	5,550
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/25	2,555	2,778
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/25	1,500	1,631
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,540	2,817
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,000	2,218
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	13,745	14,125
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	4,715	5,046
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/35	850	881
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/36	680	701
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/37	950	978
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/38	2,820	2,905
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/39	2,930	3,020
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/40	1,045	1,067
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/41	1,075	1,097
	Salinas Union High School District GO	4.000%	8/1/36	1,000	1,051
	Salinas Union High School District GO	4.000%	8/1/37	1,000	1,050
	Salinas Union High School District GO	4.000%	8/1/38	1,200	1,254
	Salinas Union High School District GO	4.000%	8/1/39	1,000	1,044
	Salinas Union High School District GO	4.000%	8/1/40	1,000	1,039
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/22	225	228
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/23	350	364
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/24	470	500
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/25	560	609
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/26	890	988
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/27	1,245	1,407
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/28	2,315	2,654
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/29	1,415	1,616
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/30	1,115	1,269
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/33	1,370	1,545
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/35	2,500	2,813
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/38	3,250	3,633
[1]	San Bernardino City Unified School District GO	5.000%	8/1/22	1,525	1,534
[1]	San Bernardino City Unified School District GO	5.000%	8/1/23	1,100	1,142
[4]	San Bernardino City Unified School District GO	0.000%	8/1/27	310	266
[2,4]	San Bernardino City Unified School District GO	0.000%	8/1/27	455	391
[1]	San Bernardino City Unified School District GO	5.000%	8/1/28	470	531
[1]	San Bernardino City Unified School District GO	1.250%	8/1/29	450	394
[1]	San Bernardino City Unified School District GO	4.000%	8/1/29	1,100	1,202
[1]	San Bernardino City Unified School District GO	5.000%	8/1/29	550	619
[1]	San Bernardino City Unified School District GO	0.000%	8/1/30	11,700	8,964
[1]	San Bernardino City Unified School District GO	5.000%	8/1/30	630	706
[1]	San Bernardino City Unified School District GO	1.625%	8/1/31	2,000	1,708
[1]	San Bernardino City Unified School District GO	4.000%	8/1/31	900	969
[1]	San Bernardino City Unified School District GO	5.000%	8/1/31	230	257
[1]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,310	1,361
[1]	San Bernardino Community College District GO	0.000%	8/1/23	2,655	2,598
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	10,660	10,957
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	12,010	12,345
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	792
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	828
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	716
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	749
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,165	755
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	8,370	9,128
	San Bernardino Community College District GO, Prere.	5.000%	8/15/25	5,000	5,466
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	125	136
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	220	240
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	255	278
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	370	404
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	475	518
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	665	725
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/24	4,005	4,269
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	15,420	16,809

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	13,900	15,469
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	9,670	10,941
[4]	San Bernardino County CA (Medical Center Financing Project) COP	5.500%	8/1/22	4,590	4,622
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	12,750	13,327
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/25	6,750	7,207
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	14,370	15,657
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	14,840	14,292
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/23	200	207
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/27	815	914
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/29	1,315	1,464
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/30	215	239
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/31	2,365	2,618
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/32	2,735	3,023
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/33	815	900
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/34	3,055	3,368
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/35	1,635	1,801
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/36	1,525	1,678
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/37	1,070	1,177
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,255	1,376
	San Diego CA Unified School District GO	5.000%	7/1/22	1,580	1,585
	San Diego CA Unified School District GO	4.000%	7/1/25	2,500	2,638
	San Diego CA Unified School District GO	5.000%	7/1/25	1,695	1,839
	San Diego CA Unified School District GO	5.000%	7/1/26	5,590	6,074
	San Diego CA Unified School District GO	0.000%	7/1/28	5,925	4,961
	San Diego CA Unified School District GO	5.000%	7/1/28	6,555	7,098
	San Diego CA Unified School District GO	5.000%	7/1/28	725	785
	San Diego CA Unified School District GO	0.000%	7/1/29	1,250	1,005
	San Diego CA Unified School District GO	0.000%	7/1/29	3,250	2,625
	San Diego CA Unified School District GO	5.000%	7/1/29	750	810
	San Diego CA Unified School District GO	5.000%	7/1/29	3,330	3,676
	San Diego CA Unified School District GO	0.000%	7/1/30	2,010	1,551
	San Diego CA Unified School District GO	0.000%	7/1/30	2,570	1,999
	San Diego CA Unified School District GO	0.000%	7/1/30	2,330	1,812
	San Diego CA Unified School District GO	0.000%	7/1/30	9,725	7,564
	San Diego CA Unified School District GO	0.000%	7/1/31	2,300	1,700
	San Diego CA Unified School District GO	5.000%	7/1/31	1,200	1,295
	San Diego CA Unified School District GO	5.000%	7/1/31	3,000	3,345
	San Diego CA Unified School District GO	0.000%	7/1/32	2,000	1,415
	San Diego CA Unified School District GO	4.000%	7/1/32	1,000	1,034
	San Diego CA Unified School District GO	4.000%	7/1/33	2,000	2,063
	San Diego CA Unified School District GO	5.000%	7/1/33	4,565	5,062
	San Diego CA Unified School District GO	0.000%	7/1/34	2,600	1,711
	San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,087
	San Diego CA Unified School District GO	4.000%	7/1/34	2,025	2,119
	San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,213
	San Diego CA Unified School District GO	4.000%	7/1/35	3,390	3,537
	San Diego CA Unified School District GO	4.000%	7/1/35	2,000	2,132
	San Diego CA Unified School District GO	4.000%	7/1/36	1,640	1,724
	San Diego CA Unified School District GO	4.000%	7/1/36	2,145	2,254
	San Diego CA Unified School District GO	4.000%	7/1/36	3,000	3,172
	San Diego CA Unified School District GO	3.000%	7/1/37	4,000	3,753
	San Diego CA Unified School District GO	4.000%	7/1/37	1,735	1,821
	San Diego CA Unified School District GO	4.000%	7/1/37	1,585	1,664
	San Diego CA Unified School District GO	3.000%	7/1/38	6,095	5,682
	San Diego CA Unified School District GO	4.000%	7/1/38	1,805	1,886
	San Diego CA Unified School District GO	4.000%	7/1/39	1,570	1,638
	San Diego CA Unified School District GO	4.000%	7/1/39	2,030	2,118
	San Diego CA Unified School District GO	5.000%	7/1/41	50	55
	San Diego CA Unified School District GO, ETM	0.000%	7/1/26	4,925	4,466
	San Diego CA Unified School District GO, ETM	0.000%	7/1/26	3,500	3,187
	San Diego CA Unified School District GO, ETM	0.000%	7/1/27	5,470	4,816
	San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,370	1,209
	San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,690	1,499
	San Diego CA Unified School District GO, ETM	0.000%	7/1/28	1,115	951
	San Diego CA Unified School District GO, ETM	0.000%	7/1/28	960	818
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	625	500
	San Diego CA Unified School District GO, Prere.	5.000%	7/1/23	7,610	7,891
	San Diego CA Unified School District GO, Prere.	5.000%	7/1/23	8,985	9,316
	San Diego CA Unified School District GO, Prere.	5.000%	7/1/23	5,125	5,314

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego Community College District GO, Prere.	5.000%	8/1/22	4,100	4,126
San Diego Community College District GO, Prere.	5.000%	8/1/23	1,000	1,039
San Diego Community College District GO, Prere.	5.000%	8/1/23	2,150	2,235
San Diego Community College District GO, Prere.	4.000%	8/1/26	17,215	18,556
San Diego County CA COP	5.000%	10/15/25	5,305	5,670
San Diego County CA COP	5.000%	10/15/26	2,590	2,766
San Diego County CA COP	5.000%	10/15/27	2,000	2,132
San Diego County CA COP	5.000%	10/15/28	1,400	1,490
San Diego County CA COP	5.000%	10/15/29	2,010	2,138
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	425	431
San Diego County CA Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	1,710	1,762
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	805	860
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,395	1,524
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,650	2,882
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,690	2,922
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	1,660	1,716
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	3,780	3,909
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	380	393
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	1,265	1,336
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	7,115	7,514
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	145	153
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,079
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	300	324
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	200	220
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	1,935	2,126
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	5,310	5,834
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	400	439
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	360	401
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	2,035	2,267
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	5,465	6,088
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	400	446
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	475	524
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	1,140	1,278
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	5,570	6,244
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	335	376
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	310	340
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,755	3,116
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	380	430
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	590	645
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	780	876
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,600	1,791
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	345	391
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	925	1,059
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	5,012
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,000	1,089
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	360	406
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,550	1,739
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,670	2,959
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,315	1,430
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	455	510
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	800	908
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,870	2,063
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,010	1,097
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,925	3,222
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,085
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	2,765	2,998
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	410	456
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	5,800	6,383
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,500	1,560
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,600	1,680
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,690	1,831
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	560	623
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,905	1,978
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,850	3,163
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	585	649
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,625	1,822
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	3,035	3,362
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	615	681
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	6,025	6,604

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	650	719
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	4,115	4,552
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/41	1,430	1,491
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/33	1,030	1,216
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/34	1,000	1,178
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/36	1,000	1,170
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	3,665	4,266
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/39	4,590	5,333
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/40	4,265	4,947
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	200	218
	San Diego County Water Authority Water Revenue	5.000%	5/1/26	2,090	2,321
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	3,000	3,441
	San Diego County Water Authority Water Revenue	5.000%	5/1/29	3,100	3,611
	San Diego County Water Authority Water Revenue	5.000%	5/1/30	2,200	2,599
	San Diego County Water Authority Water Revenue	5.000%	5/1/31	1,585	1,893
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/33	500	582
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/35	1,110	1,285
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/37	3,360	3,760
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/38	2,350	2,470
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/40	3,365	3,513
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/33	500	580
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/37	1,000	1,154
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/38	1,000	1,152
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/39	2,565	2,951
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/41	1,630	1,869
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/34	5,000	5,485
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/35	5,205	5,704
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/36	5,000	5,468
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/22	3,230	3,251
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/39	150	164
	San Diego Public Facilities Financing Authority Water Revenue, Prere.	5.000%	8/1/22	2,000	2,013
	San Diego Public Facilities Financing Authority Water Revenue, Prere.	5.000%	8/1/22	4,190	4,216
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	1,040	1,049
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	1,055	1,098
[1]	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	9/1/26	3,665	3,292
	San Dieguito School Facilities Financing Authority Special Tax Revenue	5.000%	3/1/32	1,000	1,125
	San Dieguito Union High School District GO	4.000%	8/1/32	1,065	1,111
	San Dieguito Union High School District GO	4.000%	8/1/35	1,855	1,922
	San Dieguito Union High School District GO	3.000%	8/1/37	1,000	947
	San Dieguito Union High School District GO	3.000%	8/1/38	4,000	3,704
	San Dieguito Union High School District GO	3.000%	8/1/39	1,220	1,122
	San Dieguito Union High School District GO	3.000%	8/1/40	1,235	1,128
	San Dieguito Union High School District GO	3.000%	8/1/41	1,250	1,134
	San Dieguito Union High School District GO, Prere.	4.000%	8/1/23	1,750	1,799
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/28	1,685	1,827
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	6,595	6,816
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,005	4,292
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	1,625	1,739
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	2,985	3,083
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/39	2,500	1,955
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/40	2,000	1,545
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/41	3,585	2,738
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/27	5,765	6,251
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/28	2,510	2,718
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/30	675	729
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/34	1,615	1,690
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/36	3,170	3,289
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/37	2,510	2,602
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/38	3,045	3,146
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/39	2,240	2,312
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	290	291
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	690	692
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	755	757
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	780	782
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	1,885	1,891
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	2,045	2,051
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/29	3,035	3,299
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	8,085	8,198
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/30	6,225	6,705

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	8,405	8,463
	San Francisco CA City & County COP	5.000%	4/1/27	13,095	14,283
	San Francisco CA City & County COP	4.000%	4/1/28	2,015	2,190
	San Francisco CA City & County COP	5.000%	4/1/28	465	507
	San Francisco CA City & County COP	4.000%	4/1/29	2,095	2,268
	San Francisco CA City & County COP	4.000%	4/1/30	2,180	2,339
	San Francisco CA City & County COP	4.000%	4/1/31	2,265	2,423
	San Francisco CA City & County COP	4.000%	4/1/31	1,915	2,027
	San Francisco CA City & County COP	3.000%	10/1/31	6,075	6,122
	San Francisco CA City & County COP	4.000%	4/1/32	2,355	2,495
	San Francisco CA City & County COP	4.000%	4/1/33	2,450	2,591
	San Francisco CA City & County COP	4.000%	4/1/35	9,870	10,030
	San Francisco CA City & County COP	4.000%	4/1/36	10,665	10,795
	San Francisco CA City & County COP	4.000%	4/1/37	8,590	8,892
	San Francisco CA City & County COP	4.000%	4/1/38	4,935	5,092
	San Francisco CA City & County COP	4.000%	4/1/39	3,215	3,350
	San Francisco CA City & County COP	4.000%	4/1/40	3,420	3,548
	San Francisco CA City & County COP	4.000%	4/1/41	3,000	3,079
	San Francisco CA City & County COP	4.000%	4/1/41	3,640	3,772
	San Francisco CA City & County COP	4.000%	4/1/42	6,500	6,664
[9]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/26	400	406
[9]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/31	375	374
[9]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/36	2,100	2,052
	San Francisco CA City & County GO	5.000%	6/15/23	2,220	2,224
	San Francisco CA City & County GO	5.000%	6/15/23	4,070	4,077
	San Francisco CA City & County GO	5.000%	6/15/24	2,335	2,339
	San Francisco CA City & County GO	5.000%	6/15/24	4,270	4,277
	San Francisco CA City & County GO	5.000%	6/15/25	4,485	4,492
	San Francisco CA City & County GO	5.000%	6/15/26	3,570	3,973
	San Francisco CA City & County GO	5.000%	6/15/27	1,680	1,909
	San Francisco CA City & County GO	4.000%	6/15/28	4,190	4,262
	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,153
	San Francisco CA City & County GO	4.000%	6/15/29	7,130	7,346
	San Francisco CA City & County GO	5.000%	6/15/30	4,360	5,166
	San Francisco CA City & County GO	2.000%	6/15/31	1,815	1,636
	San Francisco CA City & County GO	5.000%	6/15/31	2,715	3,260
	San Francisco CA City & County GO	2.000%	6/15/32	4,110	3,646
	San Francisco CA City & County GO	4.000%	6/15/32	5,460	5,825
	San Francisco CA City & County GO	5.000%	6/15/32	3,250	3,954
	San Francisco CA City & County GO	2.000%	6/15/33	4,775	4,174
	San Francisco CA City & County GO	4.000%	6/15/33	8,160	8,344
	San Francisco CA City & County GO	4.000%	6/15/33	200	213
	San Francisco CA City & County GO	5.000%	6/15/33	3,625	4,385
	San Francisco CA City & County GO	3.000%	6/15/34	100	99
	San Francisco CA City & County GO	4.000%	6/15/34	275	292
	San Francisco CA City & County GO	3.000%	6/15/35	500	496
	San Francisco CA City & County GO	4.000%	6/15/35	200	212
	San Francisco CA City & County GO	4.000%	6/15/37	1,145	1,217
	San Francisco CA City & County GO	3.500%	6/15/38	1,000	1,007
	San Francisco CA City & County GO	4.000%	6/15/40	2,000	2,091
	San Francisco CA City & County GO	4.000%	6/15/41	2,000	2,088
	San Francisco CA City & County GO	4.000%	6/15/42	4,500	4,691
	San Francisco CA City & County GO	4.000%	6/15/42	3,270	3,409
[9,10]	San Francisco CA City & County Local or Guaranteed Housing Revenue TOB VRDO	1.190%	6/2/22	25,000	25,000
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/22	945	960
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/23	1,425	1,491
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	6,035	6,520
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	7,755	8,366
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	5,410	5,825
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	2,640	2,818
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	3,830	4,089
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	1,830	1,954
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	12,685	13,637
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	3,300	3,523
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	4,025	4,297
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	1,925	2,055
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	3,660	3,859
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	7,655	8,476
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	2,015	2,246

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	8,145	8,998
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	1,100	1,178
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,470	3,723
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,650	3,916
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,835	4,115
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,230	4,538
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,450	4,774
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,680	5,021
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,500	2,682
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	5,000	5,365
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,000	4,292
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	5,090	5,461
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,025	2,173
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,130	2,285
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,240	2,403
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	1,520	1,631
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	35	38
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	100	107
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	25	27
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/24	5,775	5,975
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	1,700	1,791
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	3,245	3,418
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/25	3,625	3,787
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	2,110	2,271
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	6,180	6,653
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/27	2,040	2,237
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	2,220	2,425
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	1,885	2,050
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	7,240	8,319
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	5,000	5,706
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	100	108
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	635	685
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	4,150	4,706
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	2,750	3,201
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	10,125	11,424
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	5,510	6,373
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	2,000	2,303
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	5,000	5,747
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	9,090	10,165
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	2,000	2,296
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/37	7,750	8,104
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,800	12,062
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/38	8,125	8,482
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	10,000	11,152
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	5,875	6,123

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,720	1,790
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, ETM	5.000%	5/1/23	3,335	3,439
	San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/27	1,000	1,079
	San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/31	1,000	1,075
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/40	2,725	2,854
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	25,000	23,562
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	5,865	6,401
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	1,795	1,959
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	1,885	2,053
[7]	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/30	4,815	5,703
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	7,000	7,598
[7]	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	4,000	4,792
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	3,000	3,255
[7]	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	3,750	4,536
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	9,495	10,290
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,550	3,986
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	125	140
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	9,980	10,802
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	3,135	3,511
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	4,790	5,358
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	860	912
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	400	434
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	1,585	1,754
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/32	1,000	1,096
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/33	660	723
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/34	660	722
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	900	984
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/36	625	681
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/24	305	323
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/25	400	434
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/26	510	564
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/27	500	553
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/28	885	978
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/29	755	832
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/30	605	665
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/31	935	1,026
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/32	860	943
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/33	750	821
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/34	555	607
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/35	620	678
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/36	780	850
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/22	125	126
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/23	120	124
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	135	143
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	440	466
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/25	240	254
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	140	148
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	500	553
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/29	460	486

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/31	400	422
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	525	554
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	450	493
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/33	670	734
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	225	237
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	700	766
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/35	400	437
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/36	350	382
	San Francisco Community College District GO	5.000%	6/15/25	3,045	3,296
	San Francisco Community College District GO	5.000%	6/15/29	760	877
	San Francisco Community College District GO	5.000%	6/15/31	500	582
	San Francisco Community College District GO	5.000%	6/15/32	805	935
	San Francisco Community College District GO	4.000%	6/15/33	630	664
	San Francisco Community College District GO	4.000%	6/15/34	595	621
	San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	1,585	1,627
	San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	1,060	1,088
	San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	2,170	2,228
	San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	3,025	3,105
	San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/24	1,640	1,731
	San Francisco Unified School District GO	5.000%	6/15/24	1,100	1,167
	San Francisco Unified School District GO	5.000%	6/15/27	6,475	6,851
	San Francisco Unified School District GO	5.000%	6/15/28	10,170	10,750
	San Francisco Unified School District GO	4.000%	6/15/33	3,140	3,326
	San Francisco Unified School District GO	4.000%	6/15/35	2,010	2,112
	San Francisco Unified School District GO	4.000%	6/15/36	2,540	2,652
	San Francisco Unified School District GO	3.000%	6/15/38	11,120	10,798
	San Francisco Unified School District GO	5.000%	6/15/38	4,000	4,588
	San Francisco Unified School District GO	3.000%	6/15/39	9,000	8,484
	San Francisco Unified School District GO	5.000%	6/15/39	2,065	2,365
	San Francisco Unified School District GO	3.000%	6/15/40	9,000	8,294
[1]	San Jacinto Unified School District COP	5.000%	9/1/23	470	489
[1]	San Jacinto Unified School District COP	5.000%	9/1/24	985	1,049
[1]	San Jacinto Unified School District COP	5.000%	9/1/29	1,255	1,459
[1]	San Jacinto Unified School District COP	5.000%	9/1/31	1,385	1,619
[1]	San Jacinto Unified School District COP	5.000%	9/1/33	1,525	1,772
[1]	San Jacinto Unified School District COP	5.000%	9/1/35	1,685	1,951
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/33	7,115	7,842
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/36	4,725	5,349
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/38	3,385	3,821
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	2,645	2,974
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	1,485	1,635
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	5,750	6,315
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	7,140	6,912
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/27	100	86
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/31	50	36
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	1,160	796
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/33	2,500	2,783
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	50	31
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	5,455	5,595
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	7,945	8,143
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/35	120	71
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/35	1,730	1,770
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/36	1,415	1,445
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/37	435	443
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/38	610	620
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/39	315	320
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/40	485	491
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/23	16,000	15,867
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	14,750	13,992
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	12,510	13,455
	San Joaquin Regional Rail Commission COP	5.000%	5/1/23	210	216
	San Joaquin Regional Rail Commission COP	5.000%	5/1/24	230	243

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Joaquin Regional Rail Commission COP	5.000%	5/1/25	200	216
	San Joaquin Regional Rail Commission COP	5.000%	5/1/26	200	220
	San Joaquin Regional Rail Commission COP	5.000%	5/1/27	170	191
	San Joaquin Regional Rail Commission COP	5.000%	5/1/28	225	256
	San Joaquin Regional Rail Commission COP	5.000%	5/1/29	275	316
	San Joaquin Regional Rail Commission COP	5.000%	5/1/30	375	436
	San Joaquin Regional Rail Commission COP	5.000%	5/1/31	700	819
	San Joaquin Regional Rail Commission COP	5.000%	5/1/32	725	845
	San Joaquin Regional Rail Commission COP	5.000%	5/1/33	760	884
	San Joaquin Regional Rail Commission COP	5.000%	5/1/34	765	888
	San Joaquin Regional Rail Commission COP	4.000%	5/1/35	370	383
	San Joaquin Regional Rail Commission COP	4.000%	5/1/36	375	387
	San Joaquin Regional Rail Commission COP	4.000%	5/1/37	510	526
	San Joaquin Regional Rail Commission COP	4.000%	5/1/38	620	639
	San Joaquin Regional Rail Commission COP	4.000%	5/1/39	500	516
	San Joaquin Regional Rail Commission COP	4.000%	5/1/40	1,275	1,302
	San Jose Evergreen Community College District GO	4.000%	9/1/29	600	652
	San Jose Evergreen Community College District GO	4.000%	9/1/30	700	753
	San Jose Evergreen Community College District GO	4.000%	9/1/31	700	751
	San Jose Evergreen Community College District GO	4.000%	9/1/32	985	1,047
	San Jose Evergreen Community College District GO	4.000%	9/1/33	850	902
	San Jose Evergreen Community College District GO	3.000%	9/1/37	2,250	2,168
	San Jose Evergreen Community College District GO	3.000%	9/1/38	2,325	2,170
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	1,000	1,068
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22	3,500	3,522
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	5,000	5,307
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	3,650	4,044
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/27	2,455	2,771
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/29	320	359
	San Jose Unified School District GO	5.000%	8/1/22	500	503
	San Jose Unified School District GO	5.000%	8/1/26	775	861
	San Jose Unified School District GO	5.000%	8/1/27	780	883
[4]	San Jose Unified School District GO	0.000%	8/1/29	2,500	2,022
[1]	San Juan Unified School District GO	0.000%	8/1/25	10,000	9,296
[1]	San Juan Unified School District GO	0.000%	8/1/26	12,215	11,047
	San Juan Unified School District GO	3.000%	8/1/27	3,375	3,478
	San Juan Unified School District GO	3.000%	8/1/27	6,670	6,873
	San Juan Unified School District GO	4.000%	8/1/28	1,765	1,918
	San Juan Unified School District GO	4.000%	8/1/29	1,030	1,115
	San Juan Unified School District GO	4.000%	8/1/30	700	753
	San Juan Unified School District GO	4.000%	8/1/31	3,250	3,406
	San Juan Unified School District GO	4.000%	8/1/31	1,000	1,069
	San Juan Unified School District GO	4.000%	8/1/32	1,270	1,349
	San Juan Unified School District GO	3.000%	8/1/36	2,630	2,505
	San Juan Unified School District GO	2.375%	8/1/40	2,000	1,627
[2]	San Leandro Unified School District GO	4.000%	8/1/27	150	161
[2]	San Leandro Unified School District GO	4.000%	8/1/28	200	217
[2]	San Leandro Unified School District GO	4.000%	8/1/29	375	404
[2]	San Leandro Unified School District GO	4.000%	8/1/30	355	380
[2]	San Leandro Unified School District GO	4.000%	8/1/31	415	440
[2]	San Leandro Unified School District GO	4.000%	8/1/32	525	551
[2]	San Leandro Unified School District GO	4.000%	8/1/33	400	417
[2]	San Leandro Unified School District GO	4.000%	8/1/34	670	693
[2]	San Leandro Unified School District GO	4.000%	8/1/34	1,200	1,253
[2]	San Leandro Unified School District GO	4.000%	8/1/35	275	283
[2]	San Leandro Unified School District GO	4.000%	8/1/35	1,325	1,374
[2]	San Leandro Unified School District GO	4.000%	8/1/36	1,230	1,258
[2]	San Leandro Unified School District GO	4.000%	8/1/37	905	925
[2]	San Leandro Unified School District GO	4.000%	8/1/38	810	828
[2]	San Leandro Unified School District GO	4.000%	8/1/39	400	409
	San Lorenzo Unified School District GO	4.000%	8/1/34	375	396
	San Lorenzo Unified School District GO	4.000%	8/1/36	300	313
	San Lorenzo Unified School District GO	4.000%	8/1/38	550	572
	San Lorenzo Unified School District GO	4.000%	8/1/39	1,000	1,038
	San Lorenzo Unified School District GO	4.000%	8/1/40	565	584
[2]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	855	877
[2]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	970	995
[2]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	500	513
[2]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	1,070	1,098

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	600	615
[2]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	2,790	2,862
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	3.000%	9/1/23	130	131
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/28	155	161
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/30	120	121
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/32	100	101
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/33	100	100
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/36	325	325
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/39	660	654
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/41	150	145
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/25	800	869
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/26	635	705
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/27	600	678
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/28	890	1,000
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/30	750	834
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/31	1,060	1,173
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/32	850	939
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/33	1,135	1,253
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/35	1,000	1,101
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/36	1,325	1,459
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/37	1,750	1,926
	San Marcos Unified School District GO	0.000%	8/1/25	2,300	2,128
	San Marcos Unified School District GO	0.000%	8/1/30	2,000	1,565
	San Marcos Unified School District GO	5.000%	8/1/30	4,050	4,536
	San Marcos Unified School District GO	0.000%	8/1/31	2,000	1,502
	San Marcos Unified School District GO	5.000%	8/1/31	3,625	4,048
	San Marcos Unified School District GO	0.000%	8/1/32	2,500	1,801
	San Marcos Unified School District GO	4.000%	8/1/32	300	316
	San Marcos Unified School District GO	5.000%	8/1/34	3,565	3,951
	San Marcos Unified School District GO	5.000%	8/1/35	4,040	4,468
	San Marcos Unified School District GO	5.000%	8/1/36	3,375	3,726
[4]	San Mateo County Community College District GO	0.000%	9/1/22	5,675	5,658
[4]	San Mateo County Community College District GO	0.000%	9/1/24	2,825	2,694
[4]	San Mateo County Community College District GO	0.000%	9/1/30	5,760	4,556
	San Mateo County Community College District GO	4.000%	9/1/34	2,670	2,839
	San Mateo County Transit District Sales Tax Revenue	4.000%	6/1/22	600	600
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/22	805	805
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/31	1,365	1,474
	San Mateo Foster CA City School District GO, Prere.	4.000%	8/1/25	1,580	1,677
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/38	600	623
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/39	600	622
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/40	550	568
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/34	920	1,055
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/35	1,535	1,626
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/36	1,505	1,716
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/37	2,750	2,888
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/39	1,275	1,331
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	7/15/22	1,335	1,341
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	7/15/23	1,630	1,691
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/32	4,500	4,692
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/33	5,000	5,207
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/37	4,755	4,503
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/38	4,900	4,540
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/39	5,045	4,641
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/23	1,210	1,252
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/27	2,000	2,116
[1]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/35	4,875	5,479
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/36	6,075	6,814
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/37	6,435	7,204
	San Mateo Union High School District GO	4.000%	9/1/33	3,540	3,700
	San Mateo Union High School District GO	4.000%	9/1/33	1,950	2,038
	San Mateo Union High School District GO	4.000%	9/1/35	1,585	1,654
	San Mateo Union High School District GO, Prere.	0.000%	9/1/23	2,725	2,564
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	1,315	1,368
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	725	754
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	1,285	1,338
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	715	744
	San Mateo Union High School District GO, Prere.	4.000%	9/1/25	3,155	3,354
[1]	San Pablo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	11/1/42	3,815	4,004

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/22	1,000	1,001
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/23	1,250	1,291
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/27	1,770	1,872
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28	1,860	1,966
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/30	2,275	2,399
[4]	San Rafael CA City High School District GO	0.000%	8/1/25	410	378
[4]	San Rafael CA City High School District GO	0.000%	8/1/26	3,315	2,969
[4]	San Rafael CA City High School District GO	0.000%	8/1/29	6,505	5,232
	San Rafael CA City High School District GO	4.000%	8/1/35	1,075	1,139
	San Rafael CA City High School District GO	4.000%	8/1/36	1,200	1,262
	San Rafael CA City High School District GO	3.000%	8/1/38	1,200	1,111
	San Rafael CA City High School District GO	3.000%	8/1/39	1,000	920
	San Rafael CA City High School District GO	3.000%	8/1/40	1,450	1,325
[4]	San Rafael City Elementary School District GO	0.000%	8/1/25	1,765	1,626
[4]	San Rafael City Elementary School District GO	0.000%	8/1/29	3,025	2,424
	San Rafael City Elementary School District GO	3.000%	8/1/34	325	322
	San Rafael City Elementary School District GO	3.000%	8/1/37	825	805
	San Ramon CA COP	4.000%	6/1/37	1,225	1,269
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/25	1,020	946
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/27	1,700	1,473
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/28	1,800	1,500
[2]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/25	1,520	1,632
[2]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/26	1,595	1,713
[2]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/27	1,670	1,791
	San Ramon Valley CA Unified School District GO, Prere.	4.000%	8/1/23	1,225	1,259
	San Ramon Valley CA Unified School District GO, Prere.	4.000%	8/1/23	1,225	1,259
	San Ramon Valley CA Unified School District GO, Prere.	4.000%	8/1/25	2,000	2,123
	San Ramon Valley Fire Protection District COP	4.000%	8/1/22	85	85
	San Ramon Valley Fire Protection District COP	4.000%	8/1/23	100	103
	San Ramon Valley Fire Protection District COP	4.000%	8/1/24	115	120
	San Ramon Valley Fire Protection District COP	4.000%	8/1/25	100	106
	San Ramon Valley Fire Protection District COP	4.000%	8/1/26	100	107
	San Ramon Valley Fire Protection District COP	4.000%	8/1/27	100	108
	San Ramon Valley Fire Protection District COP	4.000%	8/1/28	115	125
	San Ramon Valley Fire Protection District COP	4.000%	8/1/29	100	109
	San Ramon Valley Fire Protection District COP	4.000%	8/1/30	105	115
	San Ramon Valley Fire Protection District COP	4.000%	8/1/31	200	219
	San Ramon Valley Fire Protection District COP	4.000%	8/1/32	125	135
	San Ramon Valley Fire Protection District COP	4.000%	8/1/33	150	162
	San Ramon Valley Fire Protection District COP	4.000%	8/1/34	260	279
	San Ramon Valley Fire Protection District COP	4.000%	8/1/36	530	561
	San Ramon Valley Fire Protection District COP	4.000%	8/1/37	300	317
	San Ramon Valley Fire Protection District COP	2.250%	8/1/38	290	237
	San Ramon Valley Fire Protection District COP	2.375%	8/1/39	870	716
	San Ramon Valley Fire Protection District COP	4.000%	8/1/40	300	313
[2]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	9/1/22	100	101
[2]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	9/1/22	200	202
[2]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	9/1/22	200	202
[2]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	9/1/22	320	323
[4]	San Ysidro School District GO	0.000%	8/1/26	4,770	4,187
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/33	435	511
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/38	2,000	2,313
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/41	6,780	7,804
[2]	Sanger Unified School District GO	3.000%	8/1/35	680	667
[2]	Sanger Unified School District GO	3.000%	8/1/36	750	730
[2]	Sanger Unified School District GO	3.000%	8/1/37	820	776
[2]	Sanger Unified School District GO	4.000%	8/1/37	330	340
[2]	Sanger Unified School District GO	3.000%	8/1/39	375	345
[2]	Sanger Unified School District GO	4.000%	8/1/39	330	341
[2]	Sanger Unified School District GO	4.000%	8/1/40	250	258
[2]	Sanger Unified School District GO	4.000%	8/1/41	325	336
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	5.000%	8/1/22	100	101
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	5.000%	8/1/24	130	138
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	5.000%	8/1/26	200	222
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	5.000%	8/1/27	250	283
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/28	275	296
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/29	350	374
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/30	500	532
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/31	510	540

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/32	500	526
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/33	880	925
[1]	Santa Ana Unified School District (Capital Appreciation-Financing Project) COP	0.000%	4/1/32	1,750	1,219
[4]	Santa Ana Unified School District GO	0.000%	8/1/31	4,020	2,938
	Santa Barbara Unified School District GO	4.000%	8/1/30	875	931
	Santa Barbara Unified School District GO	4.000%	8/1/30	300	319
	Santa Clara CA Electric Power & Light Revenue, Prere.	4.000%	1/1/23	4,720	4,788
	Santa Clara CA Electric Power & Light Revenue, Prere.	4.000%	1/1/23	5,200	5,275
	Santa Clara CA Electric Power & Light Revenue, Prere.	4.000%	1/1/23	5,230	5,306
	Santa Clara County CA GO	3.500%	8/1/38	160	160
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/25	6,510	7,043
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/26	6,800	7,360
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/33	7,500	7,740
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,000	1,913
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	2,000	1,903
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,000	1,892
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	2,000	1,872
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	2,000	1,847
	Santa Clara Unified School District GO	5.000%	7/1/22	2,060	2,066
	Santa Clara Unified School District GO	5.000%	7/1/25	3,595	3,815
	Santa Clara Unified School District GO	4.000%	7/1/29	6,650	7,022
	Santa Clara Unified School District GO	4.000%	7/1/29	8,235	8,695
	Santa Clara Unified School District GO	4.000%	7/1/30	8,800	9,265
	Santa Clara Unified School District GO	3.000%	7/1/31	4,460	4,484
	Santa Clara Unified School District GO	3.000%	7/1/32	4,770	4,771
	Santa Clara Unified School District GO	3.000%	7/1/33	1,610	1,606
	Santa Clara Unified School District GO	3.000%	7/1/34	5,430	5,396
	Santa Clara Unified School District GO	3.000%	7/1/36	3,650	3,552
	Santa Clara Valley Water District COP	5.000%	6/1/22	550	550
[4]	Santa Clarita Community College District GO	0.000%	8/1/28	400	333
[1]	Santa Clarita Community College District GO	0.000%	8/1/29	3,030	2,433
[1]	Santa Clarita Community College District GO	0.000%	8/1/30	1,860	1,435
	Santa Clarita Community College District GO	3.000%	8/1/33	350	347
	Santa Clarita Community College District GO	3.000%	8/1/37	800	780
	Santa Clarita Community College District GO	3.000%	8/1/38	750	728
	Santa Clarita Community College District GO	3.000%	8/1/39	900	848
	Santa Clarita Community College District GO	3.000%	8/1/40	800	737
	Santa Clarita Community College District GO, Prere.	5.000%	8/1/22	5,450	5,485
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/31	375	378
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/32	340	340
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.000%	6/1/34	435	372
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.125%	6/1/35	445	383
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.250%	6/1/36	250	216
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.375%	6/1/38	400	341
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.500%	6/1/41	555	458
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	4.000%	6/1/33	365	393
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/36	800	779
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/39	900	828
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/40	700	640
	Santa Monica CA Water Revenue	3.000%	8/1/38	1,535	1,444
	Santa Monica CA Water Revenue	3.000%	8/1/39	2,565	2,398
	Santa Monica CA Water Revenue	3.000%	8/1/40	2,575	2,392
	Santa Monica CA Water Revenue	3.000%	8/1/41	1,775	1,639
	Santa Monica Community College District GO	0.000%	8/1/24	4,510	4,287
	Santa Monica Community College District GO	0.000%	8/1/26	11,025	9,889
	Santa Monica Community College District GO	5.000%	8/1/30	500	569
	Santa Monica Community College District GO	5.000%	8/1/31	600	680
	Santa Monica Community College District GO	5.000%	8/1/32	535	605
	Santa Monica Community College District GO	4.000%	8/1/33	500	530
	Santa Monica Community College District GO	4.000%	8/1/34	655	691
	Santa Monica Community College District GO, Prere.	4.000%	8/1/24	2,000	2,090
	Santa Monica Community College District GO, Prere.	4.000%	8/1/24	2,565	2,680
	Santa Monica Community College District GO, Prere.	4.000%	8/1/24	3,510	3,668
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	5.000%	7/1/33	1,925	2,267
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/38	2,365	2,497
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/41	665	696
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/28	100	108
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/29	150	162
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/30	220	236

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/32	350	371
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/34	500	527
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/36	345	360
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/37	620	646
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/38	520	540
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/39	750	778
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/41	400	413
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/42	500	515
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/30	250	280
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/31	350	390
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/32	250	278
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/33	250	277
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/34	315	349
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/35	350	387
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/36	430	446
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/37	465	482
	Santa Monica-Malibu Unified School District GO, Prere.	4.000%	8/1/25	1,600	1,699
	Santa Monica-Malibu Unified School District GO, Prere.	4.000%	8/1/25	1,150	1,221
	Santa Monica-Malibu Unified School District GO, Prere.	4.000%	8/1/25	160	170
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/22	1,165	1,176
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/25	815	888
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/26	920	1,024
[1,3]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/28	11,095	9,227
[2]	Santa Rosa Elementary School District GO	4.000%	8/1/36	750	789
[2]	Santa Rosa Elementary School District GO	4.000%	8/1/38	915	957
[2]	Santa Rosa Elementary School District GO	4.000%	8/1/42	1,000	1,036
[1]	Santa Rosa High School District GO	5.000%	8/1/28	500	553
[1]	Santa Rosa High School District GO	5.000%	8/1/30	800	882
[1]	Santa Rosa High School District GO	5.000%	8/1/32	1,095	1,206
[1]	Santa Rosa High School District GO	5.000%	8/1/34	990	1,089
[2]	Santa Rosa High School District GO	4.000%	8/1/35	1,520	1,610
[1]	Santa Rosa High School District GO	5.000%	8/1/35	750	824
[2]	Santa Rosa High School District GO	4.000%	8/1/37	425	446
[2]	Santa Rosa High School District GO	4.000%	8/1/40	1,105	1,148
[2]	Santa Rosa High School District GO	4.000%	8/1/41	1,000	1,038
[2]	Santa Rosa High School District GO	4.000%	8/1/42	1,000	1,036
	Santee CDC Successor Agency Tax Allocation Revenue	5.000%	8/1/22	570	573
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/22	100	101
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/24	180	187
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/26	690	728
[2]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/30	500	542
[2]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	600	646
[2]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/40	700	731
[2]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/41	275	287
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/36	2,375	2,297
	Shasta-Tehama-Trinity Joint Community College District GO	5.000%	8/1/31	300	335
	Shasta-Tehama-Trinity Joint Community College District GO	5.000%	8/1/32	275	306
	Shasta-Tehama-Trinity Joint Community College District GO	4.000%	8/1/36	700	727
	Shasta-Tehama-Trinity Joint Community College District GO	4.000%	8/1/37	1,000	1,037
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	230	230
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	260	266
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	480	494
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	290	300
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	300	313
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	660	732
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	630	706
	Silicon Valley Clean Water Sewer Revenue, Prere.	5.000%	8/1/25	1,000	1,092
	Silicon Valley Clean Water Sewer Revenue, Prere.	5.000%	8/1/25	1,000	1,092
	Simi Valley Unified School District GO	5.000%	8/1/22	1,500	1,510
	Simi Valley Unified School District GO	5.000%	8/1/24	3,455	3,674
[1]	Simi Valley Unified School District GO	0.000%	8/1/26	3,030	2,703
	Simi Valley Unified School District GO	5.000%	8/1/26	2,025	2,252
[1]	Simi Valley Unified School District GO	0.000%	8/1/27	2,950	2,548
[1]	Simi Valley Unified School District GO	0.000%	8/1/28	4,785	3,983
	Simi Valley Unified School District GO	4.000%	8/1/32	200	211
	Simi Valley Unified School District GO	4.000%	8/1/33	190	200
	Simi Valley Unified School District GO	3.000%	8/1/34	320	317
	Simi Valley Unified School District GO	3.000%	8/1/35	525	515
	Simi Valley Unified School District GO	3.000%	8/1/36	750	734

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Simi Valley Unified School District GO	4.000%	8/1/36	1,240	1,287
	Simi Valley Unified School District GO	3.000%	8/1/37	500	488
	Simi Valley Unified School District GO	4.000%	8/1/37	1,320	1,369
	Simi Valley Unified School District GO	4.000%	8/1/38	350	362
	Simi Valley Unified School District GO	4.000%	8/1/39	365	377
[1]	Snowline Joint Unified School District COP	3.000%	9/1/34	400	398
	Solana Beach School District Special Tax Revenue	5.000%	9/1/29	2,115	2,134
	Solano Irrigation District COP	4.000%	8/1/41	3,935	4,019
	Sonoma County Junior College District GO	3.000%	8/1/39	1,055	988
	Sonoma County Transportation Authority Sales Tax Revenue	5.000%	12/1/22	2,520	2,566
	Sonoma Valley Unified School District GO	5.000%	8/1/25	1,250	1,365
	Sonoma Valley Unified School District GO	4.000%	8/1/41	200	207
	South Bay Union School District/San Diego County BAN GO	0.000%	8/1/22	2,250	2,244
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/31	10	12
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/31	310	356
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/32	15	18
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/32	485	555
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/33	30	35
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/33	905	1,033
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/34	45	53
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/34	1,300	1,480
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/37	75	88
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/37	2,165	2,456
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/38	90	105
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/38	2,540	2,873
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/23	1,000	1,039
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/25	1,250	1,284
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects at Orange)	5.000%	6/1/29	870	998
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects at Orange)	5.000%	6/1/31	365	425
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects at Orange)	5.000%	6/1/33	500	577
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/33	355	377
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/37	550	565
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/38	870	891
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/40	700	712
	South San Francisco Unified School District GO	4.000%	9/1/33	6,340	6,549
	South San Francisco Unified School District GO, Prere.	5.000%	9/1/25	150	164
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	6,790	7,285
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/37	1,800	1,900
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/31	4,245	4,575
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/33	11,695	12,598
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/34	5,000	5,383
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/35	5,000	5,378
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,245	4,822
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/26	320	355
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/27	350	396
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/28	585	672
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/29	480	559
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/30	400	473
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/31	375	441
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/32	520	608
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/33	840	980
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/39	1,305	1,369
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	652
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/26	700	776
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/27	1,135	1,283
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/28	3,875	4,449
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/29	2,000	2,331
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/30	1,740	2,056
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/31	1,665	1,959
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/32	1,445	1,690
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/33	1,230	1,435
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	2,600	3,007
[10]	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	0.620%	6/1/22	5,700	5,700
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/22	500	507
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/23	5,540	5,744
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/24	5,000	5,276

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/25	7,025	7,533
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/26	4,255	4,627
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	2,425	2,648
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/29	395	434
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	8,055	9,028
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/22	900	906
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/26	750	816
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/27	1,460	1,588
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/29	1,500	1,622
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/31	1,470	1,589
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/32	2,410	2,605
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/33	2,325	2,512
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/34	4,825	5,209
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/35	2,840	3,063
	Southwestern Community College District GO	5.000%	8/1/29	1,000	1,103
	Southwestern Community College District GO	5.000%	8/1/29	300	338
	Southwestern Community College District GO	5.000%	8/1/30	300	336
	Southwestern Community College District GO	4.000%	8/1/31	300	318
	Southwestern Community College District GO	4.000%	8/1/32	1,000	1,043
	Southwestern Community College District GO	4.000%	8/1/32	250	263
	Southwestern Community College District GO	4.000%	8/1/33	300	315
	Southwestern Community College District GO	4.000%	8/1/33	250	271
	Southwestern Community College District GO	4.000%	8/1/34	1,760	1,828
	Southwestern Community College District GO	4.000%	8/1/35	1,500	1,554
	Southwestern Community College District GO	4.000%	8/1/35	350	376
	Southwestern Community College District GO	4.000%	8/1/36	1,200	1,247
	Southwestern Community College District GO	4.000%	8/1/36	1,360	1,423
	Southwestern Community College District GO	4.000%	8/1/37	730	762
	Southwestern Community College District GO	4.000%	8/1/37	400	425
	Southwestern Community College District GO	3.000%	8/1/38	900	833
	Southwestern Community College District GO	4.000%	8/1/38	1,750	1,809
	Southwestern Community College District GO	4.000%	8/1/38	1,110	1,154
	Southwestern Community College District GO	4.000%	8/1/39	1,745	1,812
	Southwestern Community College District GO	4.000%	8/1/40	1,890	1,955
	Southwestern Community College District GO, ETM	0.000%	8/1/24	750	718
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	1,090	1,010
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,782
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,707
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,535	2,064
[8]	St. Helena Unified School District GO, 4.000% coupon rate effective 8/1/23	0.000%	8/1/27	4,550	4,615
	State Center Community College District GO	5.000%	8/1/27	675	766
	State Center Community College District GO	4.000%	8/1/34	1,000	1,047
	State Center Community College District GO	4.000%	8/1/36	1,045	1,085
	State Center Community College District GO	4.000%	8/1/37	1,025	1,063
	State Center Community College District GO	3.000%	8/1/40	5,000	4,567
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/23	725	757
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	900	958
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	1,000	1,088
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,110
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,200	2,486
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,815	2,076
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	1,560	1,787
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,765	2,020
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,635	1,857
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,290	1,461
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	1,590	1,799
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	1,550	1,748
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/37	1,730	1,769
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/22	1,000	1,009
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/23	1,015	1,057
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/24	1,000	1,063
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/25	1,250	1,330
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/26	1,375	1,462
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/27	1,250	1,327
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/28	2,215	2,351
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/29	1,055	1,120
[2]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/22	950	957
[2]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/23	660	679
[2]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/24	1,090	1,133

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/25	1,100	1,158
[2]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/26	1,170	1,245
	Stockton Public Financing Authority Water Revenue (Delta Water Supply Project), Prere.	6.125%	10/1/23	1,000	1,059
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,965	2,174
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,500	1,657
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,890	3,170
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,070	2,268
	Stockton Unified School District GO	5.000%	8/1/22	2,650	2,667
[1]	Stockton Unified School District GO	5.000%	7/1/23	1,110	1,113
	Stockton Unified School District GO	5.000%	8/1/23	2,055	2,134
[1]	Stockton Unified School District GO	5.000%	7/1/24	1,570	1,574
[2]	Stockton Unified School District GO	5.000%	8/1/24	100	106
[1]	Stockton Unified School District GO	0.000%	8/1/27	740	636
[2]	Stockton Unified School District GO	5.000%	8/1/27	225	255
[2]	Stockton Unified School District GO	5.000%	8/1/28	1,000	1,060
[2]	Stockton Unified School District GO	5.000%	8/1/28	885	1,015
[2]	Stockton Unified School District GO	5.000%	8/1/29	600	636
[2]	Stockton Unified School District GO	5.000%	8/1/29	805	920
[1]	Stockton Unified School District GO	4.000%	8/1/30	1,960	2,015
[2]	Stockton Unified School District GO	5.000%	8/1/30	1,555	1,649
[2]	Stockton Unified School District GO	5.000%	8/1/30	130	148
[2]	Stockton Unified School District GO	5.000%	8/1/31	1,875	1,988
[2]	Stockton Unified School District GO	5.000%	8/1/32	2,060	2,182
[1]	Stockton Unified School District GO	0.000%	8/1/33	635	429
[2]	Stockton Unified School District GO	5.000%	8/1/33	2,250	2,379
[2]	Stockton Unified School District GO	3.250%	8/1/34	630	634
[1]	Stockton Unified School District GO	4.000%	8/1/34	4,250	4,587
[2]	Stockton Unified School District GO	5.000%	8/1/34	2,105	2,222
[1]	Stockton Unified School District GO	4.000%	8/1/35	3,000	3,220
[1]	Stockton Unified School District GO	4.000%	8/1/36	2,000	2,128
[1]	Stockton Unified School District GO	4.000%	8/1/37	2,250	2,390
[1]	Stockton Unified School District GO	4.000%	8/1/38	1,145	1,209
[1]	Stockton Unified School District GO	4.000%	8/1/39	2,620	2,762
[1]	Stockton Unified School District GO	4.000%	8/1/40	2,600	2,726
[1]	Stockton Unified School District GO	3.000%	8/1/41	1,000	908
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/23	1,110	1,156
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/25	1,000	1,064
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/26	1,275	1,358
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/27	1,360	1,448
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/28	1,280	1,363
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/29	2,255	2,395
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/30	1,000	1,062
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/37	1,925	2,030
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/38	3,015	3,163
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/39	2,000	2,095
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/40	1,325	1,381
[1]	Sweetwater Union High School District GO	0.000%	8/1/23	1,575	1,531
	Sweetwater Union High School District GO	3.000%	8/1/23	815	821
[2]	Sweetwater Union High School District GO	5.000%	8/1/23	1,090	1,127
	Sweetwater Union High School District GO	3.000%	8/1/24	425	429
[2]	Sweetwater Union High School District GO	5.000%	8/1/24	1,140	1,204
	Sweetwater Union High School District GO	3.000%	8/1/25	455	459
	Sweetwater Union High School District GO	4.000%	8/1/27	250	260
[2]	Sweetwater Union High School District GO	5.000%	8/1/27	7,000	7,408
[2]	Sweetwater Union High School District GO	5.000%	8/1/28	8,000	8,466
	Sweetwater Union High School District GO	5.000%	8/1/31	625	678
	Sweetwater Union High School District GO	5.000%	8/1/35	5,000	5,409
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/25	330	357
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/26	175	194
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/27	200	221
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/28	405	446
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/29	495	544
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/30	490	537
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/31	180	197
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/32	215	235
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/33	225	246
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/34	245	267
[2]	Tahoe-Truckee Unified School District COP	4.000%	6/1/35	515	533
[2]	Tahoe-Truckee Unified School District COP	4.000%	6/1/36	255	263

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tahoe-Truckee Unified School District GO	5.000%	8/1/26	330	367
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/22	800	814
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/23	1,395	1,457
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24	1,720	1,828
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25	1,795	1,944
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/26	1,450	1,598
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/27	1,000	1,118
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28	555	625
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29	500	562
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/30	535	599
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/31	1,000	1,118
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/32	785	876
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/33	1,650	1,838
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/34	1,705	1,897
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/35	2,620	2,912
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/36	2,765	3,071
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/37	2,350	2,604
[2]	Temecula Valley Unified School District GO, Prere.	4.300%	8/1/24	2,000	2,101
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	0.450%	6/1/30	150	150
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,710	1,897
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,840	3,156
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,520	3,890
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/35	3,020	3,066
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,000	1,013
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,320	2,346
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/38	300	303
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,500	2,519
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/39	1,000	1,086
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/40	765	770
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,000	1,000
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,000	2,055
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,000	2,082
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,190	3,423
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,000	2,172
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,920	2,105
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,659
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,655	4,035
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,101
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,000	2,197
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,000	3,283
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,091
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/37	1,000	1,090
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/38	2,000	2,175
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/22	120	120
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/23	145	145
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/24	165	164
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/25	185	190
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/26	210	217
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/27	235	243
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/28	265	274
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/29	295	304
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/30	325	330
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/35	2,155	2,162
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/40	3,215	3,137
[1]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/23	400	415
[1]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	400	425
[1]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	960	1,042
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/25	600	651
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/26	600	664
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/27	615	692
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/28	720	821
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/29	665	768
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/30	500	580
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/31	600	694
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/32	500	575
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/33	500	574
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/34	600	687
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/35	700	798
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/37	1,000	1,131

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/38	1,000	1,125
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/39	1,000	1,119
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/40	1,165	1,298
[1]	Tulare CA Sewer Revenue	4.000%	11/15/36	1,500	1,535
[1]	Tulare CA Sewer Revenue	4.000%	11/15/37	1,000	1,023
[1]	Tulare CA Sewer Revenue	4.000%	11/15/38	1,250	1,279
[1]	Tulare CA Sewer Revenue	4.000%	11/15/39	1,390	1,423
[1]	Tulare CA Sewer Revenue	4.000%	11/15/40	1,200	1,226
[1]	Tulare CA Sewer Revenue	4.000%	11/15/41	1,000	1,019
[2]	Tulare Local Health Care District GO	4.000%	8/1/22	400	402
[2]	Tulare Local Health Care District GO	4.000%	8/1/23	720	737
[2]	Tulare Local Health Care District GO	4.000%	8/1/24	405	420
[2]	Tulare Local Health Care District GO	4.000%	8/1/25	455	478
[2]	Tulare Local Health Care District GO	4.000%	8/1/26	515	547
[2]	Tulare Local Health Care District GO	4.000%	8/1/27	580	622
[2]	Tulare Local Health Care District GO	4.000%	8/1/28	435	470
[2]	Tulare Local Health Care District GO	4.000%	8/1/29	735	798
[2]	Tulare Local Health Care District GO	4.000%	8/1/30	1,320	1,432
[2]	Tulare Local Health Care District GO	4.000%	8/1/32	1,380	1,466
[2]	Tulare Local Health Care District GO	4.000%	8/1/33	2,050	2,155
[2]	Tulare Local Health Care District GO	4.000%	8/1/34	2,325	2,428
[2]	Tulare Local Health Care District GO	4.000%	8/1/39	4,945	5,077
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/36	2,270	2,482
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/37	5,615	6,123
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	1,950	2,116
	Turlock Unified School District GO	3.000%	8/1/34	1,095	1,083
	Turlock Unified School District GO	3.000%	8/1/35	1,175	1,153
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/22	1,390	1,401
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/23	750	779
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/24	1,000	1,055
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/25	2,820	3,033
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/26	2,300	2,468
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/27	3,915	4,189
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/29	3,640	3,881
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/30	3,500	3,726
[1]	Twin Rivers Unified School District GO	5.000%	8/1/22	515	518
[1]	Twin Rivers Unified School District GO	5.000%	8/1/22	625	629
[4]	Ukiah CA Unified School District GO	0.000%	8/1/25	3,175	2,922
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/31	1,820	1,971
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/32	1,360	1,473
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/33	3,000	3,246
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/35	1,250	1,351
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/36	1,000	1,081
[4]	Union Elementary School District GO	0.000%	9/1/29	1,335	1,070
	Union Elementary School District GO	0.000%	9/1/29	110	88
[4]	Union Elementary School District GO	0.000%	9/1/29	8,280	6,635
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/32	800	867
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	1,030	1,111
	United Water Conservation District COP	5.000%	10/1/27	700	795
	United Water Conservation District COP	5.000%	10/1/28	740	853
	United Water Conservation District COP	5.000%	10/1/29	785	913
	United Water Conservation District COP	5.000%	10/1/30	835	983
	United Water Conservation District COP	5.000%	10/1/31	855	1,003
	United Water Conservation District COP	5.000%	10/1/32	875	1,024
	United Water Conservation District COP	4.000%	10/1/33	1,070	1,154
	United Water Conservation District COP	4.000%	10/1/34	1,110	1,191
	United Water Conservation District COP	4.000%	10/1/35	1,160	1,238
	United Water Conservation District COP	4.000%	10/1/36	935	990
	United Water Conservation District COP	4.000%	10/1/37	980	1,036
	United Water Conservation District COP	4.000%	10/1/38	1,010	1,062
	United Water Conservation District COP	4.000%	10/1/39	1,055	1,108
	United Water Conservation District COP	4.000%	10/1/40	625	653
	University of California College & University Revenue	5.000%	5/15/24	690	731
	University of California College & University Revenue	5.000%	5/15/24	2,000	2,120
	University of California College & University Revenue	5.000%	5/15/25	1,250	1,356
	University of California College & University Revenue	5.000%	5/15/27	7,075	7,660
	University of California College & University Revenue	4.000%	5/15/28	7,110	7,713
	University of California College & University Revenue	5.000%	5/15/28	9,265	10,001
	University of California College & University Revenue	5.000%	5/15/28	7,110	7,666

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California College & University Revenue	5.000%	5/15/28	3,000	3,441
University of California College & University Revenue	5.000%	5/15/29	8,250	9,610
University of California College & University Revenue	4.000%	5/15/30	7,535	8,093
University of California College & University Revenue	4.000%	5/15/31	5,270	5,614
University of California College & University Revenue	5.000%	5/15/31	2,315	2,488
University of California College & University Revenue	5.000%	5/15/31	15,095	16,848
University of California College & University Revenue	5.000%	5/15/32	3,250	3,692
University of California College & University Revenue	5.250%	5/15/32	3,140	3,329
University of California College & University Revenue	4.000%	5/15/33	17,715	18,625
University of California College & University Revenue	5.000%	5/15/33	6,760	7,665
University of California College & University Revenue	5.000%	5/15/33	12,095	13,436
University of California College & University Revenue	5.000%	5/15/33	5,025	5,519
University of California College & University Revenue	5.000%	5/15/33	6,995	7,524
University of California College & University Revenue	4.000%	5/15/34	10,620	11,125
University of California College & University Revenue	5.000%	5/15/34	12,800	14,175
University of California College & University Revenue	5.000%	5/15/34	3,955	4,339
University of California College & University Revenue	5.000%	5/15/34	6,395	7,094
University of California College & University Revenue	5.000%	5/15/34	1,525	1,723
University of California College & University Revenue	4.000%	5/15/35	5,790	6,046
University of California College & University Revenue	5.000%	5/15/35	11,290	12,480
University of California College & University Revenue	5.000%	5/15/35	2,060	2,257
University of California College & University Revenue	5.000%	5/15/35	5,160	5,714
University of California College & University Revenue	5.000%	5/15/35	4,210	4,746
University of California College & University Revenue	5.000%	5/15/35	625	717
University of California College & University Revenue	5.000%	5/15/35	6,420	7,694
University of California College & University Revenue	4.000%	5/15/36	5,150	5,482
University of California College & University Revenue	5.000%	5/15/36	5,425	5,933
University of California College & University Revenue	5.000%	5/15/36	4,295	4,833
University of California College & University Revenue	5.000%	5/15/36	15,040	16,598
University of California College & University Revenue	5.000%	5/15/36	1,250	1,430
University of California College & University Revenue	5.000%	5/15/36	3,050	3,547
University of California College & University Revenue	5.000%	5/15/37	5,240	5,872
University of California College & University Revenue	5.000%	5/15/37	9,530	10,517
University of California College & University Revenue	5.000%	5/15/37	11,710	12,923
University of California College & University Revenue	5.000%	5/15/37	14,620	16,417
University of California College & University Revenue	5.000%	5/15/37	375	409
University of California College & University Revenue	5.000%	5/15/37	9,665	11,512
University of California College & University Revenue	5.000%	5/15/38	5,065	5,662
University of California College & University Revenue	5.000%	5/15/38	19,090	21,386
University of California College & University Revenue	5.000%	5/15/38	4,355	4,959
University of California College & University Revenue	5.000%	5/15/38	10,065	11,639
University of California College & University Revenue	5.000%	5/15/39	2,345	2,663
University of California College & University Revenue	5.000%	5/15/39	10,000	11,529
University of California College & University Revenue	4.000%	5/15/40	3,000	3,154
University of California College & University Revenue	5.000%	5/15/40	135	153
University of California College & University Revenue	5.000%	5/15/40	3,000	3,541
University of California College & University Revenue	5.000%	5/15/41	4,000	4,714
University of California College & University Revenue	4.000%	5/15/30	7,705	8,275
University of California College & University Revenue PUT	5.000%	5/15/23	50,595	52,160
University of California College & University Revenue VRDO	0.500%	6/1/22	2,695	2,695
University of California College & University Revenue, Prere.	5.000%	5/15/23	650	671
University of California College & University Revenue, Prere.	5.000%	5/15/23	4,695	4,846
University of California College & University Revenue, Prere.	5.250%	5/15/24	1,860	1,982
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	6,010	6,354
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	10,000	10,490
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	9,635	10,237
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	5,015	5,488
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	8,440	9,184
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	12,105	13,156
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	2,000	2,348
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	14,000	15,123
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	1,250	1,465
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	5,800	6,261
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,000	2,342
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.500%	5/15/36	10,000	10,404
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	3,000	3,505
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	3,000	3,499
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	3,000	3,495
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	4,500	5,232

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	7,735	8,985
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	10,135	11,763
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	8,170	9,469
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	3,250	3,366
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.550%	6/1/22	2,550	2,550
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	14,940	15,434
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	5,000	5,165
	Upland CA COP	5.000%	1/1/23	900	917
	Upland CA COP	5.000%	1/1/25	1,060	1,124
	Upland CA COP	5.000%	1/1/26	500	540
	Upland CA COP	5.000%	1/1/27	2,215	2,416
	Upland CA COP	5.000%	1/1/28	2,030	2,235
	Upland CA COP	5.000%	1/1/29	835	911
	Upland CA COP	5.000%	1/1/30	1,455	1,582
	Upland CA COP	5.000%	1/1/31	1,465	1,585
	Upland CA COP	5.000%	1/1/33	1,710	1,834
	Upland CA COP	5.000%	1/1/34	1,500	1,606
	Upland CA COP	4.000%	1/1/35	2,025	2,026
	Upland CA COP	4.000%	1/1/36	1,000	1,000
	Upland Community Facilities District Special Tax Revenue	5.000%	9/1/31	1,110	1,117
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/36	435	488
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/37	420	471
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/38	800	895
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/39	1,000	1,117
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/40	1,000	1,116
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/22	710	715
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/23	375	390
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/24	275	293
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	4.000%	8/1/25	615	653
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	4.000%	8/1/26	710	765
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	545	609
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	1,235	1,380
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/22	600	605
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/23	865	899
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/24	1,325	1,406
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/25	1,390	1,472
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/26	1,460	1,546
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/27	1,200	1,270
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/28	1,200	1,269
	Vacaville Unified School District GO	4.000%	8/1/34	100	105
	Vacaville Unified School District GO	4.000%	8/1/35	200	209
	Vacaville Unified School District GO	4.000%	8/1/36	300	312
	Vacaville Unified School District GO	4.000%	8/1/37	300	311
	Vacaville Unified School District GO	4.000%	8/1/39	500	514
	Vacaville Unified School District GO	4.000%	8/1/40	500	511
[1]	Val Verde Unified School District COP	5.000%	3/1/25	250	269
[1]	Val Verde Unified School District COP	5.000%	3/1/26	260	286
[1]	Val Verde Unified School District COP	5.000%	3/1/27	275	309
[1]	Val Verde Unified School District COP	5.000%	3/1/28	280	319
[1]	Val Verde Unified School District COP	5.000%	3/1/29	450	511
[1]	Val Verde Unified School District COP	5.000%	3/1/30	850	961
[1]	Val Verde Unified School District COP	5.000%	3/1/31	1,015	1,144
[2]	Val Verde Unified School District GO	3.000%	8/1/22	250	251
[2]	Val Verde Unified School District GO	4.000%	8/1/22	500	502
[2]	Val Verde Unified School District GO	4.000%	8/1/23	450	462
[2]	Val Verde Unified School District GO	4.000%	8/1/27	120	129
[2]	Val Verde Unified School District GO	4.000%	8/1/28	115	125
[2]	Val Verde Unified School District GO	3.000%	8/1/30	220	224
[2]	Val Verde Unified School District GO	4.000%	8/1/30	125	134
[2]	Val Verde Unified School District GO	4.000%	8/1/31	100	106
[2]	Val Verde Unified School District GO	4.000%	8/1/33	300	313
[2]	Val Verde Unified School District GO	4.000%	8/1/33	140	146
[2]	Val Verde Unified School District GO	4.000%	8/1/35	250	257
[2]	Val Verde Unified School District GO	4.000%	8/1/36	150	153
[2]	Val Verde Unified School District GO	4.000%	8/1/37	200	204
[2]	Val Verde Unified School District GO	4.000%	8/1/37	250	256
[2]	Val Verde Unified School District GO	4.000%	8/1/38	275	281
[2]	Val Verde Unified School District GO	4.000%	8/1/39	300	307
[1]	Val Verde Unified School District GO	4.000%	8/1/39	1,000	1,032

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Val Verde Unified School District GO	4.000%	8/1/40	225	230
[2]	Val Verde Unified School District GO	4.000%	8/1/40	250	256
[2]	Vallejo CA Water Revenue	4.000%	5/1/28	250	270
[2]	Vallejo CA Water Revenue	4.000%	5/1/29	150	163
[2]	Vallejo CA Water Revenue	4.000%	5/1/30	150	164
[2]	Vallejo CA Water Revenue	4.000%	5/1/31	200	220
[2]	Vallejo CA Water Revenue	4.000%	5/1/32	175	191
[2]	Vallejo CA Water Revenue	4.000%	5/1/33	150	161
[2]	Vallejo CA Water Revenue	4.000%	5/1/34	250	260
[2]	Vallejo CA Water Revenue	4.000%	5/1/35	250	259
[2]	Vallejo CA Water Revenue	4.000%	5/1/36	240	247
[2]	Vallejo CA Water Revenue	4.000%	5/1/37	400	412
[2]	Vallejo CA Water Revenue	4.000%	5/1/38	500	515
[2]	Vallejo CA Water Revenue	4.000%	5/1/39	650	670
[2]	Vallejo CA Water Revenue	4.000%	5/1/40	350	357
[2]	Vallejo CA Water Revenue	4.000%	5/1/41	500	510
[2]	Vallejo City Unified School District GO	3.000%	8/1/34	1,215	1,184
[2]	Vallejo City Unified School District GO	3.000%	8/1/35	1,315	1,277
[2]	Vallejo City Unified School District GO	3.000%	8/1/36	1,420	1,351
	Ventura County Community College District GO	0.000%	8/1/28	15,000	12,602
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,200	1,219
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,000	1,015
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,250	1,269
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	2,000	2,031
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/23	565	577
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/23	410	421
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/23	520	536
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/24	650	676
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	235	245
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/24	570	597
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	740	781
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/25	630	668
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	825	877
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	555	595
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/26	600	646
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	690	744
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	665	721
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,000	1,090
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	810	887
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	1,525	1,674
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	500	549
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/29	1,605	1,776
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/30	1,685	1,867
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/31	1,000	1,102
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	1,220	1,365
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,000	1,095
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,285	1,432
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/34	1,000	1,092
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/35	725	790
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/37	1,600	1,736
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/40	740	804
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/29	425	469
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/30	425	473
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/31	475	531
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/32	435	488
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/35	1,475	1,629
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/37	2,015	2,215
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/35	5,990	6,446
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	335	338
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	400	416
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	585	622
	Vista Unified School District GO	4.000%	8/1/35	1,210	1,281
	Vista Unified School District GO	3.000%	8/1/38	1,645	1,525
	Vista Unified School District GO	3.000%	8/1/39	1,300	1,198
	Vista Unified School District GO, Prere.	5.000%	8/1/22	5,000	5,032
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/33	2,755	3,185
[4]	Washington CA Unified School District/Yolo County GO	0.000%	8/1/27	3,440	2,998
	Washington Township Health Care District GO	5.000%	8/1/23	170	176
	Washington Township Health Care District GO	4.000%	8/1/24	625	649

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Township Health Care District GO	5.000%	8/1/25	1,425	1,542
	Washington Township Health Care District GO	5.000%	8/1/26	1,395	1,535
	Washington Township Health Care District GO	4.000%	8/1/27	1,055	1,116
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	540	541
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	725	727
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	615	617
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	413
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	570	589
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	875	904
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	385	398
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	750	788
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	610	641
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	670	704
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	650	670
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	829
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	829
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	450	482
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	900	960
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	785	854
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,270	1,382
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	765	832
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	430	472
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	930	1,021
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	755	834
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	439
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	750	838
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,005	1,087
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,165	1,260
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	755	853
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	446
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,540	1,661
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	765	851
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,310	1,471
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/31	815	809
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.750%	7/1/31	100	101
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	375	417
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,665	1,538
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	1,000	1,016
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,340	2,497
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	500	553
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	1,870	1,733
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,975	3,170
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/34	2,425	2,262
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,995	3,008
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	650	653
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/35	100	93
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	625	625
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	1,430	1,239
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,060	2,061
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	550
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	750	644
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,250	1,063
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.250%	7/1/38	25	23
	West Basin CA Municipal Water District Water Revenue, ETM	5.000%	8/1/22	2,010	2,023
[1]	West Contra Costa Unified School District GO	4.000%	8/1/24	300	312
[1]	West Contra Costa Unified School District GO	4.000%	8/1/24	300	312
[1]	West Contra Costa Unified School District GO	4.000%	8/1/25	265	279
[1]	West Contra Costa Unified School District GO	4.000%	8/1/25	250	263
[1]	West Contra Costa Unified School District GO	4.000%	8/1/26	415	442
[1]	West Contra Costa Unified School District GO	4.000%	8/1/26	400	426
	West Contra Costa Unified School District GO	6.000%	8/1/26	5,000	5,744
[11]	West Contra Costa Unified School District GO	0.000%	8/1/27	785	678
[1]	West Contra Costa Unified School District GO	4.000%	8/1/27	350	377
[1]	West Contra Costa Unified School District GO	4.000%	8/1/27	445	479
[4]	West Contra Costa Unified School District GO	0.000%	8/1/28	6,400	5,312
[1]	West Contra Costa Unified School District GO	4.000%	8/1/28	440	477
[1]	West Contra Costa Unified School District GO	4.000%	8/1/28	500	542
[1]	West Contra Costa Unified School District GO	0.000%	8/1/29	2,000	1,605
[1]	West Contra Costa Unified School District GO	4.000%	8/1/29	620	675

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	West Contra Costa Unified School District GO	4.000%	8/1/29	605	658
[4]	West Contra Costa Unified School District GO	0.000%	8/1/30	6,235	4,792
[1]	West Contra Costa Unified School District GO	4.000%	8/1/30	630	688
[1]	West Contra Costa Unified School District GO	4.000%	8/1/30	670	732
	West Contra Costa Unified School District GO	5.000%	8/1/30	3,425	3,619
[1]	West Contra Costa Unified School District GO	4.000%	8/1/31	1,000	1,077
[1]	West Contra Costa Unified School District GO	4.000%	8/1/31	850	916
	West Contra Costa Unified School District GO	5.000%	8/1/31	5,690	6,012
[1]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,350	1,351
[1]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,695	1,696
	West Contra Costa Unified School District GO	5.000%	8/1/32	1,825	1,970
[11]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,650	1,802
[4]	West Contra Costa Unified School District GO	0.000%	8/1/33	1,000	676
[1,13]	West Contra Costa Unified School District GO	0.000%	8/1/33	6,000	4,079
[1]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,000	998
[1]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,265	1,262
	West Contra Costa Unified School District GO	5.000%	8/1/33	3,265	3,446
	West Contra Costa Unified School District GO	5.000%	8/1/33	915	988
	West Contra Costa Unified School District GO	5.000%	8/1/33	1,020	1,101
[4]	West Contra Costa Unified School District GO	0.000%	8/1/34	245	158
[1]	West Contra Costa Unified School District GO	3.000%	8/1/34	565	562
[1]	West Contra Costa Unified School District GO	3.000%	8/1/34	1,800	1,790
	West Contra Costa Unified School District GO	5.000%	8/1/34	2,010	2,168
	West Contra Costa Unified School District GO	5.000%	8/1/34	1,070	1,154
	West Contra Costa Unified School District GO	5.000%	8/1/35	1,400	1,508
	West Contra Costa Unified School District GO	5.000%	8/1/35	1,000	1,077
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	910	885
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	750	710
[1]	West Contra Costa Unified School District GO	3.000%	8/1/38	660	611
[1]	West Contra Costa Unified School District GO	3.000%	8/1/38	700	648
[1]	West Contra Costa Unified School District GO	3.000%	8/1/39	665	612
[1]	West Contra Costa Unified School District GO	3.000%	8/1/39	700	644
[1]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	639
[1]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	639
	West Contra Costa Unified School District GO	5.000%	8/1/40	255	273
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/33	390	423
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/35	760	815
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/37	660	701
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/38	1,095	1,156
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/40	1,495	1,566
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,550	1,621
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/37	475	450
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/38	930	862
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/39	2,020	1,845
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/40	1,060	953
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/42	3,640	3,197
	West Sonoma County Union High School District GO	5.000%	8/1/34	200	226
	West Sonoma County Union High School District GO	5.000%	8/1/37	500	561
	West Sonoma County Union High School District GO	5.000%	8/1/40	1,020	1,141
	West Valley-Mission Community College District GO	5.000%	8/1/31	200	217
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	1,335	1,549
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	3,100	3,577
[1]	Western Placer Unified School District COP	3.000%	8/1/23	600	608
	Western Placer Unified School District GO	5.000%	8/1/28	200	221
	Western Placer Unified School District GO	5.000%	8/1/29	200	221
	Western Placer Unified School District GO	5.000%	8/1/30	380	419
[2]	Western Placer Unified School District GO	4.000%	8/1/31	885	937
[2]	Western Placer Unified School District GO	4.000%	8/1/31	755	799
	Western Placer Unified School District GO	5.000%	8/1/31	565	623
[2]	Western Placer Unified School District GO	4.000%	8/1/32	920	968
[2]	Western Placer Unified School District GO	4.000%	8/1/34	990	1,037
[2]	Western Placer Unified School District GO	4.000%	8/1/34	545	571
[2]	Western Placer Unified School District GO	4.000%	8/1/35	1,025	1,070
[2]	Western Placer Unified School District GO	4.000%	8/1/35	630	658
[2]	Western Placer Unified School District GO	4.000%	8/1/36	1,070	1,111
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/22	340	342
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/23	125	128
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/24	385	400
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/25	300	316

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/26	450	480
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/27	450	485
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/28	235	254
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/29	400	435
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/30	410	449
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/31	225	245
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/32	300	326
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/33	415	444
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/34	500	518
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/35	300	310
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/36	550	566
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/37	500	514
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/38	530	545
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/40	1,160	1,183
[1]	Westlands Water District Water Revenue, ETM	5.000%	9/1/22	765	772
[1]	Westlands Water District Water Revenue, Prere.	5.000%	9/1/22	1,000	1,009
[1]	Westlands Water District Water Revenue, Prere.	5.000%	9/1/22	1,250	1,262
	Whittier Union High School District GO	4.000%	8/1/41	1,000	1,038
[1]	William S Hart Union High School District GO	0.000%	9/1/29	10	8
	William S Hart Union High School District GO	0.000%	8/1/33	570	395
	William S Hart Union High School District GO, Prere.	5.000%	9/1/22	1,835	1,852
	William S Hart Union High School District GO, Prere.	5.000%	9/1/22	1,085	1,095
	Yuba Community College District GO	3.000%	8/1/28	1,000	1,020
	Yuba Community College District GO	3.000%	8/1/29	2,000	2,024
					15,367,433
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	625	627
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	2,115	2,167
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	5,035	5,257
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	4,450	4,625
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,450	1,554
	Guam Government Waterworks Authority Water Revenue, Prere.	5.250%	7/1/23	4,000	4,148
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	397
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/22	160	162
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	1,675	1,579
	Guam Miscellaneous Taxes Revenue, ETM	5.000%	11/15/22	1,340	1,362
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/22	1,605	1,621
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,810	1,892
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,470	1,526
[7]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,495	1,639
[7]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,960	2,147
[7]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	1,600	1,753
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	1,750	1,842
					34,298
Puerto Rico (0.7%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	1,451	1,470
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	1,836	1,687
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	4,088	4,301
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	9,568	10,436
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	13,690	15,121
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	6,734	7,613
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	1,505	891
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	446	436
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	1,963	1,893
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	2,767	2,575
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	7,802	6,495
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	11,159	8,493
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,871	1,970
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	35,395	35,351
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	5,930	5,923
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	5,000	5,052
					109,707
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/25	180	185
	Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/26	455	469

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/27	680	702
				1,356
Total Tax-Exempt Municipal Bonds (Cost $15,959,512)				15,512,794
Total Investments (100.0%) (Cost $15,959,512)				15,512,794
Other Assets and Liabilities—Net (0.0%)				(1,733)
Net Assets (100%)				15,511,061
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Securities with a value of $3,677,000 have been segregated as initial margin for open futures contracts.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2022.
8	Step bond.
9	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, the aggregate value was $255,334,000, representing 1.6% of net assets.
10	Scheduled principal and interest payments are guaranteed by bank letter of credit.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
13	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
14	Non-income-producing security—security in default.
3M—3-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

California Intermediate-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2022	990	111,824	(443)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2022	(684)	(87,883)	673
Ultra Long U.S. Treasury Bond	September 2022	(157)	(24,453)	551
				1,224
				781

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $15,959,512)	15,512,794
Investment in Vanguard	573
Receivables for Investment Securities Sold	32,789
Receivables for Accrued Income	155,375
Receivables for Capital Shares Issued	58,565
Variation Margin Receivable—Futures Contracts	1,037
Other Assets	174
Total Assets	15,761,307
Liabilities
Due to Custodian	12,551
Payables for Investment Securities Purchased	180,091
Payables for Capital Shares Redeemed	49,665
Payables for Distributions	7,283
Payables to Vanguard	656
Total Liabilities	250,246
Net Assets	15,511,061
At May 31, 2022, net assets consisted of:

Paid-in Capital	16,001,923
Total Distributable Earnings (Loss)	(490,862)
Net Assets	15,511,061

Investor Shares—Net Assets
Applicable to 130,715,907 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,476,529
Net Asset Value Per Share—Investor Shares	$11.30

Admiral Shares—Net Assets
Applicable to 1,242,465,062 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,034,532
Net Asset Value Per Share—Admiral Shares	$11.30

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2022
($000)
Investment Income
Income
Interest	198,998
Total Income	198,998
Expenses
The Vanguard Group—Note B
Investment Advisory Services	554
Management and Administrative— Investor Shares	1,260
Management and Administrative— Admiral Shares	6,179
Marketing and Distribution— Investor Shares	94
Marketing and Distribution— Admiral Shares	430
Custodian Fees	34
Shareholders’ Reports—Investor Shares	11
Shareholders’ Reports—Admiral Shares	35
Trustees’ Fees and Expenses	4
Other Expenses	7
Total Expenses	8,608
Net Investment Income	190,390
Realized Net Gain (Loss)
Investment Securities Sold	(51,691)
Futures Contracts	10,695
Realized Net Gain (Loss)	(40,996)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,379,845)
Futures Contracts	2,454
Change in Unrealized Appreciation (Depreciation)	(1,377,391)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,227,997)

Statement of Changes in Net Assets

	Six Months Ended May 31, 2022	Year Ended November 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	190,390	388,940
Realized Net Gain (Loss)	(40,996)	12,929
Change in Unrealized Appreciation (Depreciation)	(1,377,391)	(188,628)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,227,997)	213,241
Distributions
Investor Shares	(18,349)	(40,074)
Admiral Shares	(181,404)	(381,141)
Total Distributions	(199,753)	(421,215)
Capital Share Transactions
Investor Shares	(224,422)	70,704
Admiral Shares	(2,117,619)	1,462,876
Net Increase (Decrease) from Capital Share Transactions	(2,342,041)	1,533,580
Total Increase (Decrease)	(3,769,791)	1,325,606
Net Assets
Beginning of Period	19,280,852	17,955,246
End of Period	15,511,061	19,280,852

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.22	$12.35	$12.08	$11.51	$11.70	$11.42
Investment Operations
Net Investment Income[1]	.122	.246	.274	.298	.305	.303
Net Realized and Unrealized Gain (Loss) on Investments	(.914)	(.108)	.268	.570	(.189)	.278
Total from Investment Operations	(.792)	.138	.542	.868	.116	.581
Distributions
Dividends from Net Investment Income	(.122)	(.246)	(.272)	(.298)	(.306)	(.301)
Distributions from Realized Capital Gains	(.006)	(.022)	—	—	—	—
Total Distributions	(.128)	(.268)	(.272)	(.298)	(.306)	(.301)
Net Asset Value, End of Period	$11.30	$12.22	$12.35	$12.08	$11.51	$11.70
Total Return[2]	-6.51%	1.13%	4.54%	7.61%	1.00%	5.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,477	$1,837	$1,786	$1,791	$1,514	$1,673
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.09%	2.00%	2.25%	2.50%	2.63%	2.58%
Portfolio Turnover Rate	14%	19%	20%	9%	16%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.22	$12.35	$12.08	$11.51	$11.70	$11.42
Investment Operations
Net Investment Income[1]	.126	.255	.283	.307	.314	.314
Net Realized and Unrealized Gain (Loss) on Investments	(.913)	(.107)	.269	.571	(.189)	.279
Total from Investment Operations	(.787)	.148	.552	.878	.125	.593
Distributions
Dividends from Net Investment Income	(.127)	(.256)	(.282)	(.308)	(.315)	(.313)
Distributions from Realized Capital Gains	(.006)	(.022)	—	—	—	—
Total Distributions	(.133)	(.278)	(.282)	(.308)	(.315)	(.313)
Net Asset Value, End of Period	$11.30	$12.22	$12.35	$12.08	$11.51	$11.70
Total Return[2]	-6.47%	1.21%	4.62%	7.69%	1.08%	5.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,035	$17,444	$16,169	$14,620	$11,894	$11,240
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.17%	2.08%	2.32%	2.58%	2.71%	2.68%
Portfolio Turnover Rate	14%	19%	20%	9%	16%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the

California Intermediate-Term Tax-Exempt Fund
committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2022, the fund had contributed to Vanguard capital in the amount of $573,000, representing less than 0.01% of the fund’s net assets and 0.23% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

California Intermediate-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	15,512,794	—	15,512,794
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,224	—	—	1,224
Liabilities
Futures Contracts[1]	443	—	—	443
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of May 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,966,338
Gross Unrealized Appreciation	130,035
Gross Unrealized Depreciation	(582,798)
Net Unrealized Appreciation (Depreciation)	(452,763)
E.	During the six months ended May 31, 2022, the fund purchased $2,404,759,000 of investment securities and sold $4,882,222,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2022, such purchases were $589,855,000 and sales were $796,430,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2022		Year Ended November 30, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	179,092	15,303	501,263	40,747
Issued in Lieu of Cash Distributions	16,431	1,410	36,476	2,970
Redeemed	(419,945)	(36,313)	(467,035)	(38,030)
Net Increase (Decrease)—Investor Shares	(224,422)	(19,600)	70,704	5,687
Admiral Shares
Issued	2,563,255	222,619	3,542,127	288,062
Issued in Lieu of Cash Distributions	133,471	11,449	286,786	23,356
Redeemed	(4,814,345)	(419,364)	(2,366,037)	(192,671)
Net Increase (Decrease)—Admiral Shares	(2,117,619)	(185,296)	1,462,876	118,747
At May 31, 2022, one shareholder was a record or beneficial owner of 28% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.	Management has determined that no events or transactions occurred subsequent to May 31, 2022, that would require recognition or disclosure in these financial statements.

California Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of May 31, 2022
Under 1 Year	7.9%
1 - 3 Years	1.1
3 - 5 Years	1.5
5 - 10 Years	8.8
10 - 20 Years	43.1
20 - 30 Years	32.4
Over 30 Years	5.2
The table reflects the fund’s investments, except for short-term investments and derivatives.

California Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.9%)
California (99.5%)
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	1,000	1,003
	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, Prere.	5.000%	7/1/22	7,565	7,589
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/32	1,000	1,113
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,500	1,590
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	30,375	22,512
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	1,060	1,120
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,210	1,277
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	2,145	2,167
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	6,745	7,113
[1]	Alameda County CA Unified School District GO	0.000%	8/1/24	3,510	3,347
[1]	Alameda County CA Unified School District GO	0.000%	8/1/29	5,000	4,078
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	1,525	1,564
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	1,725	1,861
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	1,400	1,508
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	1,500	1,614
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/45	2,595	2,772
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/45	5,800	6,195
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/50	2,870	3,053
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project), Prere.	5.000%	10/1/25	1,550	1,694
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	2,260	2,513
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/33	1,850	2,091
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	1,500	1,650
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	4,500	4,956
	Antelope Valley Community College District GO	3.000%	8/1/50	3,000	2,556
[4,5]	Antioch CA Unified School District GO TOB VRDO	0.850%	6/2/22	10,230	10,230
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	8,085	8,503
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	5,665	5,940
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	15,000	10,933
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	15,000	14,895
[6]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/34	2,925	3,354
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/49	4,000	4,370
	Berkeley Unified School District GO	2.000%	8/1/39	400	307
[4,5]	Beverly Hills CA Public Financing Authority Water Revenue TOB VRDO	0.820%	6/2/22	4,580	4,580
[7]	Beverly Hills Unified School District CA GO	3.000%	8/1/38	6,560	6,089
	Beverly Hills Unified School District CA GO	3.000%	8/1/40	2,660	2,428
[1]	Brentwood Infrastructure Financing Authority Special Assesment Revenue	5.000%	9/2/28	2,130	2,264
	Butte-Glenn Community College District GO	4.000%	8/1/48	1,475	1,492
[3]	Cabrillo Community College District GO	0.000%	5/1/26	4,085	3,538
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	12/1/27	12,675	13,088
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/31	28,595	29,600
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	8,025	8,163
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	2,000	2,023
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/53	6,600	6,660
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	9,045	8,885
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	1,750	1,499
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	4,750	4,441
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	2,000	1,516
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	500	551
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/36	825	839
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	1,003
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,066
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	585	618
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/50	2,000	2,093
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,710	1,560
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	25	27
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/25	160	174
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/26	40	44
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/33	250	271

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	800	888
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	1,130	1,219
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/38	2,250	2,420
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	4,755	5,917
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/39	6,035	6,427
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	6,645	8,547
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	300	325
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/42	225	246
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	3,810	4,839
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/44	3,000	3,199
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/45	6,500	6,895
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	4,000	5,106
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/45	1,425	1,526
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	10,455	13,364
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/46	300	326
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/48	1,290	1,370
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/53	8,000	8,597
[4,5]	California Educational Facilities Authority College & University Revenue TOB VRDO	0.790%	6/2/22	3,300	3,300
	California Educational Facilities Authority College & University Revenue, Prere.	5.250%	6/1/22	1,125	1,125
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/45	1,190	1,234
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/55	2,110	2,161
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/57	400	408
	California GO	5.000%	4/1/30	1,075	1,270
	California GO	5.000%	4/1/30	1,235	1,459
	California GO	5.000%	8/1/30	3,250	3,587
	California GO	5.000%	10/1/30	4,000	4,758
	California GO	5.000%	4/1/31	5,820	6,969
	California GO	5.000%	4/1/31	5,000	5,987
	California GO	5.000%	8/1/31	14,040	15,730
	California GO	5.000%	9/1/31	8,390	9,265
	California GO	5.000%	11/1/31	5,050	5,683
	California GO	5.000%	12/1/31	1,000	1,098
	California GO	5.000%	3/1/32	2,300	2,701
	California GO	5.000%	4/1/32	2,500	3,022
	California GO	5.000%	4/1/32	1,715	2,073
	California GO	4.000%	8/1/32	10,025	10,501
	California GO	5.000%	8/1/32	2,000	2,238
[1]	California GO	5.250%	8/1/32	12,550	15,317
	California GO	5.000%	9/1/32	2,810	3,101
	California GO	5.000%	10/1/32	7,510	8,744
	California GO	5.000%	10/1/32	5,000	5,946
	California GO	5.000%	12/1/32	500	549
	California GO	5.000%	3/1/33	4,620	5,399
	California GO	5.000%	4/1/33	10,500	12,113
	California GO	5.000%	4/1/33	1,200	1,261
	California GO	5.000%	4/1/33	1,145	1,381
	California GO	5.000%	8/1/33	4,500	4,954
	California GO	5.000%	8/1/33	2,635	2,793
	California GO	3.000%	10/1/33	1,000	985
	California GO	5.000%	10/1/33	4,000	4,258
	California GO	5.000%	9/1/34	3,165	3,488
	California GO	5.000%	9/1/34	1,505	1,658
	California GO	3.000%	10/1/34	4,540	4,440
	California GO	4.000%	10/1/34	3,845	4,131
	California GO	3.000%	11/1/34	1,000	978
	California GO	4.000%	11/1/34	4,620	5,008
	California GO	5.000%	12/1/34	16,700	19,694
	California GO	5.000%	3/1/35	8,690	10,074
	California GO	5.000%	4/1/35	1,250	1,416
	California GO	4.000%	8/1/35	10,000	10,399
	California GO	3.000%	9/1/35	380	370
	California GO	4.000%	9/1/35	10,865	11,306
	California GO	5.000%	9/1/35	3,265	3,594
	California GO	5.000%	10/1/35	7,500	8,184
	California GO	3.000%	11/1/35	670	653
	California GO	5.000%	11/1/35	3,750	4,192
	California GO	5.000%	12/1/35	250	293
	California GO	4.000%	3/1/36	15,985	17,066
	California GO	5.000%	4/1/36	6,250	6,561

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	4.000%	8/1/36	400	415
	California GO	4.000%	10/1/36	3,635	3,908
	California GO	5.000%	11/1/36	10,000	11,323
	California GO	5.000%	12/1/36	8,130	9,516
	California GO	5.000%	4/1/37	9,250	9,703
	California GO	5.000%	4/1/37	3,890	4,640
	California GO	4.000%	10/1/37	2,060	2,212
	California GO	4.000%	10/1/37	1,000	1,074
	California GO	5.000%	10/1/37	8,300	9,829
	California GO	5.000%	11/1/37	15,340	17,359
	California GO	4.000%	11/1/38	1,100	1,176
	California GO	4.000%	10/1/39	5,435	5,758
	California GO	5.000%	11/1/39	10,000	11,253
	California GO	4.000%	3/1/40	2,400	2,546
	California GO	5.000%	9/1/41	16,275	19,013
	California GO	4.000%	10/1/41	4,770	5,087
	California GO	5.000%	10/1/41	3,000	3,485
	California GO	4.000%	4/1/42	1,500	1,603
	California GO	5.000%	4/1/42	2,700	2,973
	California GO	5.000%	4/1/42	5,000	5,874
	California GO	5.000%	3/1/45	215	228
	California GO	5.000%	4/1/45	2,835	3,174
	California GO	5.000%	8/1/46	10,460	11,289
	California GO	5.000%	9/1/46	775	838
	California GO	5.000%	4/1/47	2,000	2,319
	California GO	5.000%	10/1/47	1,040	1,115
	California GO	5.000%	11/1/47	5,000	5,469
	California GO	5.000%	10/1/48	22,050	24,419
[4,5]	California GO TOB VRDO	0.820%	6/2/22	2,220	2,220
[4,5]	California GO TOB VRDO	0.820%	6/2/22	2,395	2,395
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,064
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,500	3,527
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,435	1,576
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,444
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	860	896
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,100	1,168
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	750	830
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,295	1,408
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	675	702
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,465	2,515
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	645	694
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,100	5,515
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,000	1,008
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	3,000	2,788
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	1,000	1,006
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,660	1,701
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	6,310	5,809
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	1,000	1,004
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	3,420	3,537
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,990	3,629
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	475	511
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	4,695	4,721
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	2,500	2,688
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	4,050	3,650
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	6,000	6,276
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	1,899
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	10,000	11,398
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,485	1,295
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	1,350	1,369
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	7,745	8,188
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	11,405	11,562
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	5,300	5,511
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,500	1,608
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	1,190	1,193
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	3,500	3,517
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	1,270	1,343
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	7,000	7,453
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	5,000	4,102
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	12,850	13,507

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	18,110	18,422
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	210	211
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	21,110	22,437
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	11,190	11,893
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/49	5,760	5,622
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/49	15,630	16,192
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/50	1,400	1,515
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/51	12,565	10,989
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	22,840	25,641
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/54	2,000	2,110
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/55	2,300	2,471
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/55	7,000	7,402
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/56	23,705	25,169
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	2,000	2,000
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	5,000	5,000
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	5,000	5,039
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	100	101
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/26	40	45
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	11,027	11,030
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	2,763	2,796
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	10,914	11,143
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	15,824	15,165
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	9,955	9,282
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	1,698	1,537
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/45	1,315	1,304
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/46	1,700	1,692
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/50	1,730	1,692
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/51	1,750	1,728
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/55	1,860	1,811
[4]	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	1/1/56	4,530	4,359
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/56	2,550	2,477
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/52	5,000	5,479
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	4.000%	5/15/36	100	103
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	4.000%	5/15/40	5,405	5,528
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	2,000	1,877
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	1,810	1,974
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/28	1,220	1,354
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/29	1,290	1,425
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	620	648
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/41	6,100	6,352
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	11,775	9,853
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	17,400	15,403
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/34	5,000	5,494
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	225	247
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	625	677
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,125	1,216
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	750	819
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	2,000	2,094
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	250	272
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,355	1,388
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,800	1,957
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/41	5,000	5,199
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/42	2,500	2,558
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/42	1,625	1,653
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/43	3,000	3,217
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/44	1,500	1,517
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/33	2,220	2,404
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/34	1,340	1,450
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,800	1,957
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	390	424
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	275	300
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	2,465	2,652
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,910	3,154
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	775	823
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,775	1,874
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	915	944
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,800	1,886

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/41	6,975	7,310
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	6,180	6,381
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,500	2,582
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	1,800	1,835
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	1,720	1,427
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	9,300	9,791
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	5,000	4,858
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	5,200	5,339
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	200	205
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	3,860	3,982
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	7,060	6,972
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,250	2,367
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	4.000%	5/15/40	6,500	6,611
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/47	3,000	3,233
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/37	930	1,025
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	40	43
	California Municipal Finance Authority Industrial Revenue VRDO	0.550%	6/1/22	6,550	6,550
	California Municipal Finance Authority Industrial Revenue VRDO	0.550%	6/1/22	1,340	1,340
[2]	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/46	5,125	5,494
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	7,995	7,257
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	1,480	1,538
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/46	3,750	3,659
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/48	5,000	4,710
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/50	2,580	2,614
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	2,000	1,511
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/52	3,725	3,886
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	1,600	1,181
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/42	1,000	985
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,040	2,012
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/34	4,560	4,682
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	1,500	1,535
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,250	1,412
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	5,585	6,017
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/47	3,365	3,471
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	10,000	2,524
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	250	265
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	1,000	1,061
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	275	289
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/36	1,180	1,225
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/45	825	837
[4]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/48	675	609
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/49	2,000	2,047
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/49	150	158
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/50	2,120	2,146
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/50	1,200	1,261
[4]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	800	690
[4]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	5,000	4,205
[4]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/51	800	764
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/52	3,175	3,182
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/55	1,235	1,243
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/59	4,165	4,356
[4]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	1,300	1,074
[4]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	5,000	4,037
[4]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/61	2,275	2,118
[4]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/48	3,025	3,136
[4]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/51	1,500	1,236
[4]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/61	3,675	2,901
[4]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/50	6,835	6,467
[4]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/55	5,375	4,986
[4]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	50	54
[4]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	25	27
[4]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	120	131
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/34	475	496
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/35	975	1,011
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/36	530	546
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/37	1,000	1,028
	California School Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/36	1,480	1,393
[2,4,5]	California State Municipal Finance Authority Student Housing Local or Guaranteed Housing Revenue TOB VRDO	0.910%	6/2/22	5,295	5,295
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	4,000	4,721

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/31	1,000	1,112
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/31	2,500	2,780
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	4,000	4,767
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	3,000	3,577
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	2,000	2,374
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	4,000	4,737
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	5,000	5,904
	California State Public Works Board Lease (Abatement) Revenue	4.500%	9/1/35	4,000	4,123
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	4,000	4,717
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/40	14,095	14,972
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/41	14,660	15,545
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/34	1,300	1,329
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/38	2,370	2,421
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	4.000%	5/1/41	4,120	4,347
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/30	6,000	6,317
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/33	2,220	2,318
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/37	655	691
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/37	1,115	1,185
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/38	1,000	1,054
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/40	1,000	1,057
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.625%	11/1/45	4,145	3,277
[6]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	575	657
[6]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/36	1,115	1,268
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/36	3,365	3,589
[6]	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	1,330	1,379
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	1,000	1,063
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/39	6,720	7,132
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	5,750	6,707
	California State University College & University Revenue	5.000%	11/1/32	6,610	7,248
	California State University College & University Revenue	4.000%	11/1/36	300	319
	California State University College & University Revenue	3.000%	11/1/37	2,215	2,096
	California State University College & University Revenue	5.000%	11/1/37	5,025	5,722
	California State University College & University Revenue	3.000%	11/1/38	2,280	2,127
	California State University College & University Revenue	5.000%	11/1/38	4,015	4,564
	California State University College & University Revenue	5.000%	11/1/38	660	722
	California State University College & University Revenue	5.000%	11/1/41	10,450	11,316
	California State University College & University Revenue	5.000%	11/1/43	5,275	5,657
	California State University College & University Revenue	5.000%	11/1/45	5,000	5,383
	California State University College & University Revenue	5.000%	11/1/47	6,430	6,966
	California State University College & University Revenue	5.000%	11/1/48	6,945	7,679
	California State University College & University Revenue	5.000%	11/1/50	6,000	6,625
	California State University College & University Revenue PUT	1.600%	11/1/26	3,500	3,333
	California State University College & University Revenue, Prere.	5.000%	11/1/24	120	128
	California State University College & University Revenue, Prere.	5.000%	11/1/24	75	80
	California State University College & University Revenue, Prere.	5.000%	11/1/24	140	150
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/35	9,005	8,830
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/51	7,085	7,189
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	100	109
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	4,745	5,046
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	190	204
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,350	1,465
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	1,270	1,282
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	880	942
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	3,225	3,450
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,480	1,582
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	2,335	2,384
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,020	1,089
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,045	998
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,130	1,205
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	110	111
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/42	1,445	1,455
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/45	4,315	4,524
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	7,085	7,017
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/45	2,150	2,126
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	2,750	2,783
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	2,035	2,140
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	1,800	1,901
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.375%	1/1/48	200	203
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,300	5,585

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/48	3,020	3,219
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	1,070	877
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	1,580	1,580
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	3,000	3,148
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/53	3,450	3,665
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/57	3,775	4,010
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	1,000	974
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	2,300	2,259
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/43	1,500	1,612
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/48	7,000	7,481
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	4,925	5,123
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	2,650	2,898
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.620%	6/1/22	2,700	2,700
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.700%	6/1/22	9,100	9,100
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	11,000	11,087
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.625%	12/1/23	4,000	4,223
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,131
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,500	3,708
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,500	2,635
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	4,055	4,150
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	4,220	4,275
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	4,445	4,649
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/41	4,385	4,432
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/46	2,000	2,000
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	9,000	6,973
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	725	663
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	4,000	3,027
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/50	1,300	1,216
[6]	Campbell CA GO	5.000%	9/1/47	1,000	1,145
[6]	Campbell Union School District GO	4.000%	8/1/48	4,630	4,728
	Carlsbad Unified School District GO	4.000%	5/1/32	575	604
	Carlsbad Unified School District GO	4.000%	5/1/33	685	719
	Carlsbad Unified School District GO	4.000%	5/1/34	695	727
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/34	1,500	1,574
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/30	300	320
	Centinela Valley Union High School District GO, Prere.	6.000%	8/1/23	3,000	3,148
	Central School District GO	5.000%	8/1/47	3,350	3,614
	Central School District GO	4.000%	8/1/48	3,945	3,997
[2]	Ceres Unified School District GO	5.000%	8/1/51	5,000	5,402
	Cerritos Community College District GO	0.000%	8/1/34	4,000	2,669
	Cerritos Community College District GO	0.000%	8/1/35	1,730	1,106
	Cerritos Community College District GO, Prere.	5.000%	8/1/22	7,000	7,045
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	2,000	2,072
	Chabot-Las Positas Community College District GO	4.000%	8/1/42	705	724
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	1,535	1,556
	Chaffey Joint Union High School District GO	5.250%	8/1/47	3,080	3,358
	Chico Unified School District GO	4.000%	8/1/35	1,880	1,932
	Chico Unified School District GO	4.000%	8/1/44	1,750	1,801
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/46	1,000	942
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/51	1,250	1,163
	Chino Valley Unified School District GO	5.000%	8/1/55	15,000	16,906
[1]	Chula Vista Elementary School COP	2.000%	9/1/46	5,710	3,834
[1]	Chula Vista Elementary School COP	2.000%	9/1/51	3,400	2,156
	Chula Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/25	2,130	2,252
	Chula Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/26	1,175	1,256
	Cloverdale Unified School District GO	4.000%	8/1/49	5,000	5,060
[1]	Cloverdale Unified School District GO	4.000%	8/1/50	3,575	3,614
[2]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,000	1,101
[2]	Clovis CA Sewer Revenue	5.000%	8/1/38	2,250	2,470
[4]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	4,975	4,051
[4]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/56	5,000	3,542
[2]	Coachella Valley Unified School District GO	5.000%	8/1/46	10,000	10,720
	College of the Sequoias Tulare Area Improvement District No. 3 GO	4.000%	8/1/46	2,245	2,288
[2]	Colton Joint Unified School District GO	4.000%	8/1/32	1,340	1,398
[2]	Compton CA Unified School District COP	5.000%	6/1/30	300	332

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Compton CA Unified School District COP	4.000%	6/1/37	520	530
[1]	Conejo Valley Unified School District GO	0.000%	8/1/29	2,000	1,516
[1]	Conejo Valley Unified School District GO	0.000%	8/1/30	1,865	1,338
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/41	1,500	1,569
	Corona-Norco Unified School District GO	4.000%	8/1/49	3,000	3,036
	Covina-Valley Unified School District GO	5.000%	8/1/46	4,500	4,965
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	3,100	2,338
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	9/1/56	8,120	6,153
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	1,000	757
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/57	6,475	5,039
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/57	5,000	3,854
[4,5]	Culver City CA Unified School District GO TOB VRDO	0.670%	6/1/22	850	850
	Cupertino Union School District GO	4.000%	8/1/40	300	307
[1]	Downey Unified School District GO	2.000%	8/1/42	450	343
	Dublin CA Special Tax Revenue	4.000%	9/1/45	850	806
	Dublin CA Special Tax Revenue	4.000%	9/1/51	865	804
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/37	520	558
[6]	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/42	700	824
[6]	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/45	1,250	1,462
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	300	329
[6]	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/47	3,280	3,824
[6]	East Bay Municipal Utility District Water System Water Revenue	5.250%	6/1/52	2,500	2,953
[1]	East Side Union High School District GO	3.000%	8/1/30	2,000	2,013
[1]	East Side Union High School District GO	3.000%	8/1/31	2,000	2,009
[1]	East Side Union High School District GO	3.000%	8/1/32	1,500	1,500
[1]	East Side Union High School District GO	3.000%	8/1/33	1,500	1,489
[1]	East Side Union High School District GO	3.000%	8/1/35	5,995	5,883
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/37	1,115	1,177
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/46	675	719
	Eastern Municipal Water District Financing Authority Water Revenue, Prere.	4.000%	7/1/26	205	219
	Eastern Municipal Water District Financing Authority Water Revenue, Prere.	4.000%	7/1/26	145	155
	Eastern Municipal Water District Water Revenue	5.000%	7/1/39	2,030	2,214
	Eastern Municipal Water District Water Revenue VRDO	0.550%	6/1/22	515	515
	El Camino Community College District Foundation GO	5.000%	8/1/48	6,550	7,237
	El Camino Healthcare District GO	4.000%	8/1/34	5,000	5,134
	El Dorado Irrigation District COP	4.000%	3/1/45	5,000	5,129
	El Monte Union High School District GO	0.000%	6/1/44	2,340	974
	El Monte Union High School District GO	0.000%	6/1/45	2,250	894
	El Monte Union High School District GO	0.000%	6/1/46	2,000	759
	El Segundo Unified School District GO	3.125%	8/1/48	4,530	4,067
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/34	500	599
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/35	325	388
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/36	435	517
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/37	480	512
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/38	475	504
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/39	950	1,006
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/40	990	1,042
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/41	1,030	1,212
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/42	580	681
[4,5]	Elk Grove Unified School District GO TOB VRDO	0.660%	6/1/22	5,410	5,410
	Encinitas CA Special Tax Revenue, Prere.	5.000%	9/1/22	965	974
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,000	1,891
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/52	4,355	4,026
	Fairfield-Suisun Unified School District GO	2.000%	8/1/33	4,890	4,261
[8]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	4,760	4,158
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/33	530	569
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/38	845	904
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/46	420	395
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/48	1,675	1,776
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/50	540	499
	Fontana CA Special Tax Revenue	4.000%	9/1/45	750	712
	Fontana CA Special Tax Revenue	4.000%	9/1/50	1,005	940
[2]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/41	2,830	2,965
[2]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/46	4,330	4,436
[2]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/51	4,935	5,015
[9]	Foothill-De Anza Community College District GO	0.000%	8/1/22	3,850	3,842
[9]	Foothill-De Anza Community College District GO	0.000%	8/1/25	2,390	2,220
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/36	3,000	1,876
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,108

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	948
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/42	485	505
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	2,309	2,320
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	9,500	9,484
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	3,675	3,271
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/53	615	592
[10]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.850% coupon rate effective 1/15/24	0.000%	1/15/42	9,000	10,080
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	5.750%	1/15/24	100	106
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	6,675	7,121
	Franklin-Mckinley School District GO	4.000%	8/1/35	100	105
	Franklin-Mckinley School District GO	4.000%	8/1/36	100	105
	Franklin-Mckinley School District GO	4.000%	8/1/37	205	214
	Franklin-Mckinley School District GO	4.000%	8/1/39	245	254
	Franklin-Mckinley School District GO	4.000%	8/1/40	415	429
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/35	1,150	1,260
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/46	1,540	1,570
	Fresno Unified School District GO	2.000%	8/1/29	2,305	2,186
	Fresno Unified School District GO	2.000%	8/1/30	2,435	2,270
	Fresno Unified School District GO	4.000%	8/1/30	150	163
	Fresno Unified School District GO	2.000%	8/1/31	1,565	1,432
	Fresno Unified School District GO	4.000%	8/1/31	450	472
	Fresno Unified School District GO	4.000%	8/1/31	150	163
	Fresno Unified School District GO	2.000%	8/1/32	2,705	2,431
	Fresno Unified School District GO	4.000%	8/1/32	550	574
	Fresno Unified School District GO	4.000%	8/1/32	175	187
	Fresno Unified School District GO	4.000%	8/1/33	750	781
	Fresno Unified School District GO	4.000%	8/1/33	400	428
	Fresno Unified School District GO	4.000%	8/1/34	800	831
	Fresno Unified School District GO	4.000%	8/1/35	850	881
	Fresno Unified School District GO	4.000%	8/1/36	1,000	1,031
	Fresno Unified School District GO	4.000%	8/1/45	2,500	2,560
	Fresno Unified School District GO	4.000%	8/1/46	140	142
[4,5]	Gilroy CA Public Facilities Financing Authority Wastewater Lease (Non-Terminable) Revenue TOB VRDO	0.850%	6/2/22	11,555	11,555
	Gilroy Unified School District GO	4.000%	8/1/32	350	372
	Gilroy Unified School District GO	4.000%	8/1/33	1,155	1,203
	Gilroy Unified School District GO	4.000%	8/1/36	1,000	1,031
	Gilroy Unified School District GO	4.000%	8/1/36	400	418
	Gilroy Unified School District GO	4.000%	8/1/37	450	470
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/28	10,045	8,647
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	2,370	2,750
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	1,365	1,584
	Grossmont Healthcare District GO	4.000%	7/15/35	1,100	1,117
	Grossmont Union High School District GO	0.000%	8/1/30	6,555	4,998
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	10,935	11,111
[1]	Hacienda La Puente County CA Unified School District COP	4.000%	6/1/45	6,000	6,107
	Hacienda La Puente County CA Unified School District GO	5.250%	8/1/42	1,030	1,139
[1]	Hanford Joint Union High School District (School Financing Project) COP	4.000%	6/1/45	1,600	1,614
	Hartnell CA Community College District GO	4.000%	8/1/33	200	212
	Hartnell CA Community College District GO	4.000%	8/1/34	225	238
	Hartnell CA Community College District GO	4.000%	8/1/35	300	315
	Hartnell CA Community College District GO	4.000%	8/1/47	5,165	5,236
[2]	Hayward Unified School District GO	5.000%	8/1/33	1,335	1,502
[2]	Hayward Unified School District GO	5.000%	8/1/34	1,000	1,123
[1]	Hayward Unified School District GO	4.000%	8/1/42	500	509
[2]	Hayward Unified School District GO	4.000%	8/1/43	3,000	3,072
[2]	Hayward Unified School District GO	5.000%	8/1/44	1,045	1,152
[2]	Hayward Unified School District GO	4.000%	8/1/46	2,250	2,312
[2]	Hayward Unified School District GO	4.000%	8/1/48	4,050	4,124
[1]	Hayward Unified School District GO	4.000%	8/1/50	10,000	10,192
[2]	Hayward Unified School District GO	4.000%	8/1/50	5,870	6,010
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/39	1,100	1,140
[1]	Hemet Unified School District GO	3.000%	8/1/37	1,790	1,682
[1]	Hemet Unified School District GO	3.000%	8/1/39	2,070	1,904
[2]	Imperial Community College District GO	0.000%	8/1/30	2,125	1,611
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/32	2,765	3,032
	Imperial Irrigation District Electric System Electric Power & Light Revenue	3.000%	11/1/33	1,000	992
[2]	Imperial Unified School District GO	5.250%	8/1/43	6,000	6,602
[1,4]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/46	1,000	1,022
[1,4]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/51	1,465	1,497

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/32	1,000	1,108
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/34	1,125	1,242
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/38	500	547
[2]	Inglewood Unified School District GO	4.000%	8/1/26	250	264
[2]	Inglewood Unified School District GO	5.000%	8/1/31	500	557
[2]	Inglewood Unified School District GO	5.000%	8/1/32	420	467
[2]	Inglewood Unified School District GO	4.000%	8/1/36	500	508
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/51	6,470	7,062
[5]	Irvine CA VRDO	0.520%	6/1/22	12,987	12,987
[5]	Irvine CA VRDO	0.620%	6/1/22	6,794	6,794
[5]	Irvine Ranch Water District Special Assessment Revenue VRDO	0.620%	6/1/22	3,900	3,900
	Irvine Unified School District GO	2.250%	9/1/50	3,000	2,083
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/37	265	282
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/40	350	347
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/42	400	423
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/47	1,000	1,051
[2]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/49	1,110	1,131
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/51	1,000	1,048
[2]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/54	2,750	2,799
[2]	Jefferson Union High School District COP	4.000%	8/1/45	1,455	1,484
[2]	Jefferson Union High School District COP	4.000%	8/1/50	6,950	7,090
	Jefferson Union High School District GO	4.000%	8/1/45	1,250	1,274
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	610	627
	Jurupa Unified School District GO	4.000%	8/1/43	8,000	8,254
	Jurupa Unified School District Special Tax Revenue	4.500%	9/1/52	7,935	7,810
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/46	1,650	1,678
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/51	5,250	5,320
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/37	500	499
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/42	500	483
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/52	1,400	1,305
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	1,010	1,107
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,255	1,372
	Las Lomitas Elementary School District GO	3.000%	7/1/34	570	567
	Las Lomitas Elementary School District GO	3.000%	7/1/35	450	444
	Las Lomitas Elementary School District GO	3.000%	7/1/36	500	487
	Las Lomitas Elementary School District GO	3.000%	7/1/37	800	758
[9]	Las Virgenes Unified School District GO	0.000%	9/1/26	6,160	5,494
	Liberty Union High School District GO	4.000%	8/1/33	250	265
	Liberty Union High School District GO	4.000%	8/1/34	250	264
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/32	3,215	3,612
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/34	2,000	2,245
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/31	330	345
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/33	400	417
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/47	10,000	10,184
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	1,000	994
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	375	373
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	1,000	985
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	520	512
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	730	710
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,730	1,602
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	925	824
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/42	1,980	1,722
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/32	1,640	1,846
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/29	1,275	1,410
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	1,575	1,787
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	3,520	4,215
[11]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.430%	2.376%	11/15/26	1,800	1,767
[3]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/26	7,570	8,033
[3]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/31	4,715	5,445
[1,6]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/28	250	282
[1,6]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/29	250	284
[1,6]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/30	305	349
[1,6]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/31	430	496
[1,6]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/32	220	255
[1,6]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/33	240	275

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,6]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/34	375	428
	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/40	4,440	4,450
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/39	1,535	1,640
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/42	2,315	2,467
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/47	5,105	5,507
	Long Beach Community College District GO	0.000%	8/1/34	2,830	1,841
	Long Beach Community College District GO	4.000%	8/1/45	2,000	2,042
	Long Beach Community College District GO	4.000%	8/1/49	4,400	4,453
	Long Beach Unified School District GO	0.000%	8/1/26	1,870	1,659
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	2,681
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,075	1,134
[2]	Los Angeles CA Unified School District COP	5.000%	10/1/30	450	527
[2]	Los Angeles CA Unified School District COP	4.000%	10/1/32	735	792
[2]	Los Angeles CA Unified School District COP	2.250%	10/1/34	560	479
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	5,291
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,685	1,783
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/30	2,820	3,176
	Los Angeles CA Unified School District GO	3.000%	1/1/34	4,780	4,693
	Los Angeles CA Unified School District GO	4.000%	7/1/36	4,000	4,229
	Los Angeles CA Unified School District GO	4.000%	7/1/36	6,000	6,398
	Los Angeles CA Unified School District GO	4.000%	7/1/37	5,000	5,269
	Los Angeles CA Unified School District GO	4.000%	7/1/37	2,500	2,656
	Los Angeles CA Unified School District GO	4.000%	7/1/38	4,370	4,626
	Los Angeles CA Unified School District GO	4.000%	7/1/39	2,505	2,627
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,725	2,843
	Los Angeles CA Unified School District GO	4.000%	7/1/40	3,000	3,130
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,765	2,904
	Los Angeles CA Unified School District GO	4.000%	7/1/41	2,500	2,621
	Los Angeles CA Unified School District GO	4.000%	7/1/44	5,000	5,161
	Los Angeles CA Unified School District GO	2.625%	7/1/46	1,950	1,537
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,010	1,119
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	3,250	3,597
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	5,000	5,372
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,500	2,764
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	1,660	1,834
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	2,100	2,318
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/39	150	165
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	10,000	11,058
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	6,735	7,520
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	9,805	9,936
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,340	2,574
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	1,700	1,893
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	3,305	3,683
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,525	1,625
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,585
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	3,750	4,233
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	4,225	4,459
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,580	3,965
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,950	6,701
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,000	3,306
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	15,245	17,029
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	2,000	2,132
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/39	2,500	2,640
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	3,180	3,339
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/41	2,500	2,621
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	3,250	3,378
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	1,160	1,243
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/49	5,035	5,632
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/37	2,750	2,768
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/42	5,940	5,978
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	1,210	1,419
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	860	1,020
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	1,250	1,477
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,250	2,650
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	4.000%	12/1/37	1,800	1,916
	Los Angeles County Sanitation Districts Financing Authority Lease Revenue	5.000%	10/1/30	1,500	1,791
	Los Angeles County Sanitation Districts Financing Authority Lease Revenue	5.000%	10/1/31	1,500	1,808
	Los Angeles County Sanitation Districts Financing Authority Lease Revenue	5.000%	10/1/32	1,375	1,672
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	4,000	4,330

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,000	1,098
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,135	2,407
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	4,240	4,486
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,150	2,420
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,100	2,364
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	1,700	1,934
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	7,500	7,860
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	5,905	6,706
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	5,065	5,300
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,000	2,180
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	2,500	2,793
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	10,000	10,404
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	5,020	5,550
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,000	1,199
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	1,205	1,442
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	1,430	1,708
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	1,000	1,193
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	2,110	2,512
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	10,730	12,384
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,000	1,185
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	8,070	9,279
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	4,250	4,887
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	5,185	6,029
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	4,675	5,331
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	3,025	3,437
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	5,035	5,721
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	2,600	2,750
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	3,500	3,699
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	1,700	1,891
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	5,000	5,011
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	4,345	4,828
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,835	1,984
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,980	2,163
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	2,500	2,845
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.250%	7/1/39	1,110	1,224
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	2,045	2,204
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	350	385
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	200	215
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	380	415
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/46	160	171
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	7,000	7,594
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.520%	6/1/22	11,000	11,000
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.540%	6/1/22	36,300	36,300
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.550%	6/1/22	19,450	19,450
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	5,000	5,727
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	5,075	5,733
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	9,020	10,169
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	3,790	4,118
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,765	5,223
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	5,000	5,942
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,995	5,011
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	5,005	5,017
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	4,675	5,121
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,640	1,828
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	770	772
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	775	777
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	2,500	2,736
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	1,000	1,113
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	5,000	5,922
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,935	2,241
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	6,000	7,097
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	4,580	4,928
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	6,000	7,087
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	6,750	7,550
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	5,000	5,891
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	1,860	1,994
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	2,500	2,680
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	3,000	3,335
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	7,500	7,632

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.550%	6/1/22	1,800	1,800
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	3,000	3,317
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,465	2,719
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	5,200	5,428
	Los Rios Community College District GO	3.000%	8/1/31	2,000	2,012
	Los Rios Community College District GO	3.000%	8/1/32	2,900	2,901
	Los Rios Community College District GO	3.000%	8/1/33	1,750	1,737
	Los Rios Community College District GO	3.000%	8/1/34	2,750	2,721
	Los Rios Community College District GO	4.000%	8/1/34	4,555	4,770
	Los Rios Community College District GO	3.000%	8/1/35	1,450	1,423
[9]	Madera Unified School District GO	0.000%	8/1/28	2,680	2,239
	Madera Unified School District GO	4.000%	8/1/43	1,625	1,673
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/34	500	521
	Marina Coast Water District Water Revenue	5.000%	6/1/37	4,085	4,377
[1]	Martinez Unified School District GO	4.000%	8/1/51	8,605	8,715
	Menifee CA Special Tax Revenue	4.000%	9/1/37	500	499
	Menifee CA Special Tax Revenue	4.000%	9/1/51	1,430	1,333
[1]	Menifee Union School District GO	3.000%	8/1/38	1,500	1,389
	Menifee Union School District Special Tax Revenue	4.000%	9/1/45	875	830
	Menifee Union School District Special Tax Revenue	4.000%	9/1/51	1,825	1,693
	Mesa Water District COP	4.000%	3/15/40	325	340
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/33	6,000	6,016
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/34	5,590	6,085
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	4,500	4,814
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,020	11,541
	Metropolitan Water District of Southern California Water Revenue VRDO	0.550%	6/1/22	20,500	20,500
	Metropolitan Water District of Southern California Water Revenue VRDO	0.550%	6/1/22	13,110	13,110
	Milpitas Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	9/1/30	4,125	4,464
	Modesto Elementary School District GO	3.000%	8/1/39	280	256
[3]	Modesto Irrigation District Electric Power & Light Revenue, ETM	6.500%	10/1/22	1,190	1,210
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/40	6,610	7,084
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/31	1,675	1,871
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	1,605	1,722
	Mount San Antonio Community College District GO	5.000%	8/1/39	1,000	1,134
	Mount San Antonio Community College District GO	4.000%	8/1/49	5,200	5,272
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/43	2,000	2,040
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/45	4,000	4,056
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/50	6,670	6,727
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/34	710	767
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/35	740	795
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/36	500	532
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/37	525	554
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/38	810	850
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/39	1,725	1,792
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/40	1,795	1,847
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/41	1,710	1,750
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/46	3,115	3,122
	Mountain View Los Altos CA Union High School District GO	1.500%	8/1/32	1,730	1,471
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	7,000	8,928
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	500	638
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	3,200	4,081
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	4,195	5,367
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	4,785	6,122
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	1,170	1,497
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/31	1,353	1,578
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/32	1,331	1,549
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/33	1,550	1,800
	Napa Valley Community College District GO	4.000%	8/1/33	2,500	2,593
	Napa Valley Community College District GO	4.000%	8/1/34	2,000	2,069
[1]	Napa Valley Unified School District GO	4.000%	8/1/34	1,630	1,693
	Napa Valley Unified School District GO	5.000%	8/1/41	500	544
	Napa Valley Unified School District GO	5.000%	8/1/44	100	108
[2]	New Haven Unified School District GO	5.000%	8/1/28	2,000	2,121
	New Haven Unified School District GO	4.000%	8/1/36	500	522
	New Haven Unified School District GO	4.000%	8/1/37	70	73
	New Haven Unified School District GO	4.000%	8/1/39	420	436
	Newport Mesa Unified School District GO	0.000%	8/1/35	4,000	2,565
	Newport Mesa Unified School District GO	0.000%	8/1/36	1,000	612
	Newport Mesa Unified School District GO	0.000%	8/1/37	2,000	1,172

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Newport Mesa Unified School District GO	0.000%	8/1/38	1,000	560
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/49	1,300	1,318
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/42	3,430	3,675
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	50	53
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.250%	12/1/42	3,250	3,654
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.500%	12/1/47	4,425	5,054
	North Orange County CA Community College District GO	3.000%	8/1/38	1,000	926
	North Orange County CA Community College District GO	3.000%	8/1/39	1,000	921
	North Orange County CA Community College District GO	3.000%	8/1/40	1,000	916
	Northeastern School District/York County GO	3.250%	8/1/35	100	100
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	5,000	5,105
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/30	2,640	3,119
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/31	3,000	3,590
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/37	3,610	3,935
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/38	1,900	2,068
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/44	4,320	4,712
	Norwalk-La Mirada Unified School District GO	4.000%	8/1/47	5,105	5,175
[4,5]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.820%	6/2/22	10,000	10,000
[4,5]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.860%	6/2/22	10,000	10,000
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	900	974
	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	780	855
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/33	3,450	3,576
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/34	2,545	2,620
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/35	1,000	1,025
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/35	5,375	6,313
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	4,750	4,898
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	2,520	2,775
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/39	1,140	1,176
[1]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	2,000	1,816
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	1,205	1,231
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	1,325	1,353
[12]	Oceanside CA Unified School District GO	0.000%	8/1/25	5,180	4,796
[12]	Oceanside CA Unified School District GO, ETM	0.000%	8/1/25	755	704
[12]	Oceanside CA Unified School District GO, ETM	0.000%	8/1/25	615	573
[12]	Oceanside CA Unified School District GO, ETM	0.000%	8/1/25	315	294
	Orange County Water District Water Revenue	4.000%	8/15/34	650	697
[2]	Oxnard School District GO	5.000%	8/1/41	1,110	1,212
	Oxnard Union High School District GO	5.000%	8/1/45	1,000	1,108
	Palm Desert CA Special Assesment Revenue	4.000%	9/2/31	800	808
	Palm Desert CA Special Assesment Revenue	4.000%	9/2/37	1,200	1,198
[4,5]	Palo Alto CA COP TOB VRDO	0.850%	6/2/22	12,825	12,825
	Palo Alto CA Special Assesment Revenue	4.250%	9/2/22	200	201
	Palomar Community College District GO	0.000%	8/1/24	5,125	4,864
	Palomar Community College District GO	5.000%	8/1/34	1,000	1,108
	Palomar Health GO	4.000%	8/1/32	4,140	4,280
[12]	Palomar Health GO	0.000%	8/1/33	4,100	2,700
	Palomar Health GO	4.000%	8/1/33	4,560	4,687
	Palomar Health GO	5.000%	8/1/34	1,100	1,196
	Palomar Health GO	4.000%	8/1/35	4,270	4,356
	Palomar Health GO	0.000%	8/1/36	5,025	2,804
	Palomar Health GO	4.000%	8/1/36	5,085	5,166
[1]	Palomar Health GO	0.000%	8/1/38	390	203
[12]	Palomar Health GO	7.000%	8/1/38	205	246
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	5,000	5,250
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	3,000	3,170
[1]	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	4,000	4,272
[9]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	3,000	2,601
	Peninsula Corridor Joint Powers Board Sales Tax Revenue	5.000%	6/1/39	5,070	5,904
	Peninsula Corridor Joint Powers Board Sales Tax Revenue	5.000%	6/1/40	5,325	6,191
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/22	4,125	4,116
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/24	1,000	951
[1]	Pittsburg Unified School District GO	4.000%	8/1/46	875	886
[1]	Pittsburg Unified School District GO	4.000%	8/1/51	1,000	1,013
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	1,000	973
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,250	1,183
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	4,100	3,797
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/39	2,040	1,075

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	4,000	3,678
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/46	2,500	2,548
[2]	Pomona Unified School District GO	3.000%	8/1/48	1,000	859
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/39	3,000	3,054
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/45	625	637
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/50	1,000	1,020
	Poway Unified School District GO	0.000%	8/1/33	990	686
	Poway Unified School District GO	0.000%	8/1/33	5,010	3,470
	Poway Unified School District GO	0.000%	8/1/34	8,130	5,405
	Poway Unified School District GO	0.000%	8/1/46	10,000	3,640
	Poway Unified School District GO	0.000%	8/1/51	10,000	2,894
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/28	2,325	2,575
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	3,410	3,770
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,740	1,922
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/33	1,720	1,863
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/38	1,145	1,187
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/43	2,290	2,366
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/50	2,250	2,281
[2,6]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/35	1,155	1,295
[2,6]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/36	1,255	1,400
[2,6]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/37	2,705	2,997
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/46	585	550
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/50	500	463
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/29	1,800	1,908
	Ravenswood CA City School District GO	4.000%	8/1/46	2,740	2,793
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/29	1,000	1,088
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/31	600	653
[4,5]	Redwood City Public Facility & Infrastructure Authority Lease (Abatement) Revenue TOB VRDO	0.850%	6/2/22	10,400	10,400
[3]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/26	3,445	3,083
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/36	1,295	1,362
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/30	1,000	1,135
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/32	1,000	1,129
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/33	2,105	2,372
	Riverside CA Sewer Revenue	5.000%	8/1/33	3,660	4,136
	Riverside Community College District GO	3.000%	8/1/34	580	577
	Riverside Community College District GO	3.000%	8/1/37	1,100	1,041
	Riverside Community College District GO	3.000%	8/1/40	3,750	3,426
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/44	10,090	10,318
[4,5]	Riverside County Public Financing Authority Lease (Abatement) Revenue TOB VRDO	0.850%	6/2/22	7,500	7,500
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/32	820	915
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/37	1,750	1,770
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/41	2,000	2,161
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	2,320	2,344
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	6,710	2,881
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	2,975	1,215
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	7,500	2,910
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/47	5,455	5,409
	Riverside County Transportation Commission Highway Revenue, Prere.	5.750%	6/1/23	2,000	2,083
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/38	3,500	3,826
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	1,440	1,453
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	1,795	1,812
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	1,880	1,898
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	1,375	1,388
	Riverside Unified School District GO	4.000%	8/1/32	2,250	2,369
	Riverside Unified School District GO	4.000%	8/1/33	1,350	1,419
	Riverside Unified School District GO	3.000%	8/1/36	800	755
	Riverside Unified School District GO	3.000%	8/1/37	1,800	1,691
[1]	Robla CA School District GO	5.000%	8/1/44	2,170	2,367
	Romoland School District Special Tax Revenue	4.000%	9/1/50	2,365	2,238
	Roseville CA Electric System Intergovernmental Agreement Revenue	4.000%	2/1/37	7,480	7,735
	Roseville CA Special Tax Revenue	5.000%	9/1/37	1,250	1,301
	Roseville CA Special Tax Revenue	4.000%	9/1/45	450	427
	Roseville CA Special Tax Revenue	4.000%	9/1/46	520	489
	Roseville CA Special Tax Revenue	4.000%	9/1/46	2,915	2,746
	Roseville CA Special Tax Revenue	4.000%	9/1/46	1,000	942
	Roseville CA Special Tax Revenue	4.000%	9/1/50	1,000	931
	Roseville CA Special Tax Revenue	4.000%	9/1/51	710	655
	Roseville CA Special Tax Revenue	4.000%	9/1/51	2,750	2,551

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Roseville CA Special Tax Revenue	4.000%	9/1/51	1,500	1,392
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	2,500	2,724
	Ross Valley Public Financing Authority Sewer Revenue	5.000%	1/1/39	500	530
	Ross Valley Public Financing Authority Sewer Revenue	5.000%	1/1/43	1,190	1,258
[2]	Sacramento Area Flood Control Agency Special Assesment Revenue	5.000%	10/1/39	1,900	2,012
[2]	Sacramento Area Flood Control Agency Special Assesment Revenue	5.000%	10/1/44	2,000	2,110
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/44	2,250	2,291
[4,5]	Sacramento CA Municipal Utility District Electric Power & Light Revenue TOB VRDO	0.850%	6/2/22	7,500	7,500
	Sacramento CA Special Tax Revenue	4.000%	9/1/50	1,500	1,396
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/36	2,245	2,491
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	9,160	10,029
[9]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	3,000	2,259
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	500	553
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	1,817
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,275	1,402
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	2,000	2,180
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,520	2,768
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,000	2,178
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	1,330	1,456
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	9,765	10,393
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	5,420	5,769
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/34	7,000	6,920
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/32	1,000	1,081
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/35	4,920	5,192
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/32	1,195	1,204
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/33	1,450	1,461
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	2,000	2,272
	Salinas Union High School District GO	4.000%	8/1/45	4,000	4,096
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/31	1,000	1,132
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/32	1,365	1,542
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/34	2,360	2,658
[1]	San Bernardino City Unified School District GO	0.000%	8/1/35	5,900	3,658
[1]	San Bernardino City Unified School District GO	0.000%	8/1/36	5,000	2,966
[1]	San Bernardino City Unified School District GO	4.000%	8/1/42	4,545	4,604
	San Bernardino Community College District GO	0.000%	8/1/44	20,000	8,387
	San Bernardino Community College District GO	0.000%	8/1/48	12,770	4,560
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	145	158
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	1,250	1,204
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	5,130	5,585
	San Diego CA Unified School District GO	0.000%	7/1/29	8,150	6,583
	San Diego CA Unified School District GO	0.000%	7/1/30	1,500	1,167
	San Diego CA Unified School District GO	0.000%	7/1/31	1,500	1,121
	San Diego CA Unified School District GO	0.000%	7/1/32	1,110	796
	San Diego CA Unified School District GO	0.000%	7/1/34	3,550	2,294
	San Diego CA Unified School District GO	0.000%	7/1/38	4,890	2,681
	San Diego CA Unified School District GO	5.000%	7/1/40	1,540	1,648
	San Diego CA Unified School District GO	5.000%	7/1/41	50	55
	San Diego CA Unified School District GO	0.000%	7/1/49	1,000	328
	San Diego CA Unified School District GO	4.000%	7/1/49	4,560	4,622
	San Diego Community College District GO	0.000%	8/1/36	8,000	5,024
	San Diego Community College District GO	0.000%	8/1/38	3,510	2,038
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,100	1,219
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,020	1,125
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,520	1,673
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,530	1,701
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,554
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,523
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	2,325	2,572
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	5,740	6,185
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	10,000	10,991
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	9,700	9,872
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	5,500	6,022
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue, Prere.	3.500%	7/1/23	125	128
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	1,540	1,691
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/36	210	230
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	5,000	5,806
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	2,000	2,311
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	5,050	5,544
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/39	150	164

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/45	10,000	10,343
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/35	3,800	3,964
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/35	250	259
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	2,500	2,535
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	2,500	2,517
	San Francisco CA City & County COP	4.000%	4/1/33	5,040	5,154
	San Francisco CA City & County COP	4.000%	4/1/40	3,225	3,330
	San Francisco CA City & County COP	4.000%	4/1/41	2,705	2,777
	San Francisco CA City & County COP	4.000%	4/1/41	3,355	3,460
	San Francisco CA City & County COP	4.000%	4/1/42	2,200	2,255
[4]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/51	1,700	1,543
	San Francisco CA City & County GO	4.000%	6/15/34	8,485	8,671
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	2,040	2,167
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	2,430	2,568
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	1,015	1,073
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	5,000	5,524
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	4,010	4,293
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	8,000	8,225
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	1,500	1,717
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	2,500	2,743
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	10	11
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	1,030	1,116
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	1,000	1,080
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	3,145	3,531
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	31,755	33,852
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	245	265
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	4,700	5,109
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	6,605	7,260
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	6,495	7,353
	San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/32	1,305	1,403
	San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/33	1,370	1,472
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/41	1,290	1,349
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/46	2,195	2,248
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,030	3,402
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	7,000	7,845
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	2,080	2,330
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/28	985	1,088
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/30	1,200	1,320
[9]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/41	950	1,024
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/37	850	924
[9]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/41	1,280	1,379
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/43	3,500	3,684
	San Francisco Community College District GO	4.000%	6/15/45	2,300	2,324
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	3,000	3,046
	San Francisco Unified School District GO	4.000%	6/15/33	3,155	3,342
	San Francisco Unified School District GO	4.000%	6/15/34	2,500	2,637
	San Francisco Unified School District GO	4.000%	6/15/35	2,000	2,102
	San Francisco Unified School District GO	3.000%	6/15/39	4,075	3,841
	San Francisco Unified School District GO	3.000%	6/15/40	4,525	4,170
	San Francisco Unified School District GO	5.000%	6/15/40	3,380	3,865
[1]	San Jacinto Unified School District COP	5.000%	9/1/40	1,075	1,228
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/37	7,000	7,671
[9]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	6,000	5,808
[9]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	6,515	6,042
[9]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	225	154
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	1,000	1,026
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	550	553
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	2,270	2,358
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/45	400	400
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	8,000	8,293
	San Jose CA GO	5.000%	9/1/49	5,400	6,070
	San Jose Evergreen Community College District GO	3.000%	9/1/34	1,300	1,293
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	4,100	4,534
	San Juan Unified School District GO	2.375%	8/1/41	15	12
[2]	San Leandro Unified School District GO	4.000%	8/1/35	450	463
[2]	San Leandro Unified School District GO	4.000%	8/1/37	850	869

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	San Leandro Unified School District GO	3.000%	8/1/43	500	443
	San Lorenzo Unified School District GO	4.000%	8/1/47	2,000	2,034
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/46	995	936
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/51	1,200	1,108
	San Luis Obispo County Community College District GO	5.000%	8/1/32	1,395	1,506
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/29	760	849
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/34	1,155	1,274
	San Marcos Unified School District GO	0.000%	8/1/32	2,600	1,873
	San Marcos Unified School District GO	4.000%	8/1/33	3,520	3,678
	San Marcos Unified School District GO	5.000%	8/1/35	5,000	5,529
	San Marcos Unified School District GO	5.000%	8/1/36	2,000	2,208
[5]	San Mateo County Transit District Sales Tax Revenue VRDO	0.520%	6/1/22	4,515	4,515
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/34	145	151
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/35	2,125	2,201
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	8,955	9,078
[10]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/46	3,280	2,482
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/29	1,780	1,877
	San Rafael City Elementary School District GO	4.500%	8/1/42	2,645	2,801
	San Rafael City Elementary School District GO	5.000%	8/1/43	2,550	2,791
	San Rafael City Elementary School District GO	4.000%	8/1/47	1,350	1,372
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	2,000	1,350
	San Ramon Valley Fire Protection District COP	4.000%	8/1/45	2,500	2,567
	San Ramon Valley Fire Protection District COP	4.000%	8/1/50	4,140	4,200
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/34	825	964
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/35	855	997
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/36	1,375	1,600
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/37	1,165	1,352
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/41	5,000	5,755
[2]	Sanger Unified School District GO	4.000%	8/1/55	2,150	2,200
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/41	2,000	2,056
[9]	Santa Ana Unified School District GO	0.000%	8/1/32	3,680	2,578
[1]	Santa Ana Unified School District GO	2.000%	8/1/46	5,755	3,957
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	2,050	1,003
	Santa Barbara Unified School District GO	4.000%	8/1/31	985	1,043
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,765	2,615
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	4/1/43	6,355	6,534
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/47	4,165	3,722
[5]	Santa Clara County Financing Authority Lease (Abatement) Revenue (Multiple Facilities Projects) VRDO	0.730%	6/1/22	7,945	7,945
	Santa Clara Unified School District GO	3.000%	7/1/31	1,395	1,403
	Santa Clara Unified School District GO	3.000%	7/1/31	4,460	4,484
	Santa Clara Unified School District GO	3.000%	7/1/32	1,490	1,490
	Santa Clara Unified School District GO	3.000%	7/1/34	1,705	1,694
	Santa Clara Unified School District GO	3.000%	7/1/37	2,955	2,854
	Santa Clarita Community College District GO	3.000%	8/1/36	750	734
	Santa Clarita Community College District GO	3.000%	8/1/41	950	870
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	4.000%	6/1/46	2,825	2,872
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	4.000%	6/1/35	495	527
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/37	850	805
	Santa Monica Community College District GO	4.000%	8/1/35	1,050	1,104
	Santa Monica Community College District GO	4.000%	8/1/36	1,250	1,306
	Santa Monica Community College District GO	4.000%	8/1/47	5,000	5,081
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.125%	7/1/46	5,500	4,059
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.250%	7/1/51	6,500	4,728
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/37	2,920	3,067
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/38	400	413
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/38	4,545	4,751
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/39	6,270	6,544
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/40	6,870	7,139
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/41	3,260	3,383
	Santa Paula CA Special Tax Revenue	4.000%	9/1/47	1,460	1,373
	Santa Paula CA Special Tax Revenue	4.000%	9/1/52	3,535	3,285
[2]	Santa Rosa Elementary School District GO	4.000%	8/1/34	455	484
[2]	Santa Rosa Elementary School District GO	4.000%	8/1/40	700	727
[1]	Santa Rosa High School District GO	5.000%	8/1/36	550	603
[1]	Santa Rosa High School District GO	5.000%	8/1/37	470	515
[2]	Santa Rosa High School District GO	4.000%	8/1/38	500	523
[1]	Santa Rosa High School District GO	5.000%	8/1/39	1,125	1,229
[2]	Santa Rosa High School District GO	4.000%	8/1/43	1,000	1,034
[1]	Santa Rosa High School District GO	5.000%	8/1/43	225	244

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/49	2,500	2,539
	Sierra Joint Community College District GO	4.000%	8/1/53	3,350	3,387
[1]	Simi Valley Unified School District GO	0.000%	8/1/32	1,720	1,225
	Simi Valley Unified School District GO	4.000%	8/1/35	1,245	1,300
	Simi Valley Unified School District GO	5.000%	8/1/44	1,000	1,093
	Simi Valley Unified School District GO	4.000%	8/1/50	10,000	10,113
	Solana Beach School District Special Tax Revenue	5.000%	9/1/32	995	1,004
	Solana Beach School District Special Tax Revenue	5.000%	9/1/35	2,495	2,516
	Sonoma Valley Unified School District GO	4.000%	8/1/40	1,000	1,034
	Sonoma Valley Unified School District GO	4.000%	8/1/44	1,060	1,087
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	40	47
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	1,260	1,414
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/34	200	212
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/35	200	211
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/36	350	367
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/37	250	262
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/38	1,080	1,002
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/39	1,110	1,022
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/40	1,105	1,011
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/38	1,320	1,387
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	652
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	1,120	1,295
[5]	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	0.620%	6/1/22	1,660	1,660
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	3,600	3,931
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	4,245	4,758
	Southern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	5.000%	6/1/48	15,240	15,888
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/41	8,260	8,837
	Southwestern Community College District GO	4.000%	8/1/34	375	393
	Southwestern Community College District GO	3.000%	8/1/39	900	828
	Southwestern Community College District GO	3.000%	8/1/40	1,250	1,138
	Southwestern Community College District GO	4.000%	8/1/47	7,940	8,049
	State Center Community College District GO	3.000%	8/1/40	4,660	4,257
	State Center Community College District GO	4.000%	8/1/42	2,315	2,377
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	1,550	1,768
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	2,000	2,250
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/37	1,015	1,038
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/29	1,000	1,062
	Stockton Public Financing Authority Water Revenue (Delta Water Supply Project), Prere.	6.250%	10/1/23	2,160	2,290
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/37	4,220	4,597
[1]	Stockton Unified School District GO	4.000%	8/1/34	1,300	1,403
[1]	Stockton Unified School District GO	4.000%	8/1/35	1,000	1,073
[1]	Stockton Unified School District GO	4.000%	8/1/36	1,000	1,064
[1]	Stockton Unified School District GO	4.000%	8/1/38	1,625	1,717
[1]	Stockton Unified School District GO	4.000%	8/1/39	1,000	1,054
[1]	Stockton Unified School District GO	4.000%	8/1/40	1,035	1,085
[1]	Stockton Unified School District GO	4.000%	8/1/45	5,000	5,149
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/31	1,225	1,299
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/32	1,250	1,325
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/33	1,280	1,357
	Sunnyvale CA School District GO	4.000%	9/1/35	140	150
	Sunnyvale CA School District GO	4.000%	9/1/36	250	267
	Sunnyvale CA School District GO	4.000%	9/1/37	270	287
	Sunnyvale CA School District GO	4.000%	9/1/38	500	528
	Sunnyvale CA School District GO	4.000%	9/1/40	700	730
	Sunnyvale CA School District GO	4.000%	9/1/42	700	728
	Sunnyvale CA School District GO	4.000%	9/1/44	600	620
	Sunnyvale CA School District GO	4.000%	9/1/50	3,500	3,552
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	4,425	4,487
[2]	Sweetwater Union High School District GO	5.000%	8/1/29	4,200	4,445
	Sweetwater Union High School District GO	5.000%	8/1/33	165	179
	Sweetwater Union High School District GO	5.000%	8/1/34	900	974
	Tahoe-Truckee Unified School District GO	5.000%	8/1/39	2,645	2,890
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/38	3,115	3,440
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/48	180	184
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,285	2,174
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/50	3,000	2,802
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/36	800	908
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/45	2,000	2,202
	Transbay Joint Powers Authority Tax Allocation Revenue	2.400%	10/1/49	470	433

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Tulare CA Sewer Revenue	5.000%	11/15/45	1,000	1,073
	Tulare County Transportation Authority Sales Tax Revenue	4.000%	2/1/34	1,540	1,565
[2]	Tulare Local Health Care District GO	4.000%	8/1/35	1,825	1,893
[2]	Tulare Local Health Care District GO	4.000%	8/1/39	3,275	3,363
[9]	Tulare Union High School District GO	0.000%	8/1/27	515	443
[9]	Tulare Union High School District GO	0.000%	8/1/28	1,250	1,035
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/46	1,765	1,904
	Tustin Community Facilities District Special Tax Revenue	5.000%	9/1/37	1,000	1,053
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/31	3,000	3,185
[13]	Ukiah CA Unified School District GO	0.000%	8/1/32	6,445	4,610
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/35	1,015	1,055
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/36	525	543
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/37	545	563
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/38	1,140	1,178
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/42	3,290	3,366
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/36	380	408
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/38	525	556
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/40	500	523
	United Water Conservation District COP	4.000%	10/1/45	1,635	1,680
	United Water Conservation District COP	4.000%	10/1/50	2,155	2,185
	University of California College & University Revenue	5.000%	5/15/31	2,130	2,342
	University of California College & University Revenue	5.000%	5/15/32	3,500	4,237
	University of California College & University Revenue	5.000%	5/15/33	1,000	1,111
	University of California College & University Revenue	4.000%	5/15/34	7,000	7,333
	University of California College & University Revenue	4.000%	5/15/34	4,900	5,037
	University of California College & University Revenue	5.000%	5/15/34	4,820	5,446
	University of California College & University Revenue	4.000%	5/15/35	5,000	5,221
	University of California College & University Revenue	5.000%	5/15/35	7,475	8,427
	University of California College & University Revenue	5.000%	5/15/35	7,500	8,989
	University of California College & University Revenue	5.000%	5/15/36	2,000	2,390
	University of California College & University Revenue	5.000%	5/15/37	3,535	3,901
	University of California College & University Revenue	5.000%	5/15/37	325	355
	University of California College & University Revenue	5.000%	5/15/37	1,750	2,084
	University of California College & University Revenue	4.000%	5/15/38	10,005	10,589
	University of California College & University Revenue	5.000%	5/15/38	1,750	2,077
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,182
	University of California College & University Revenue	4.000%	5/15/40	5,000	5,241
	University of California College & University Revenue	5.000%	5/15/40	5,495	5,860
	University of California College & University Revenue	5.000%	5/15/40	300	320
	University of California College & University Revenue	5.000%	5/15/40	1,000	1,180
	University of California College & University Revenue	5.000%	5/15/41	10,915	11,833
	University of California College & University Revenue	5.000%	5/15/41	1,000	1,178
	University of California College & University Revenue	5.000%	5/15/42	2,610	2,855
	University of California College & University Revenue	5.000%	5/15/42	3,000	3,527
	University of California College & University Revenue	5.000%	5/15/43	4,100	4,556
	University of California College & University Revenue	5.000%	5/15/43	185	205
	University of California College & University Revenue	5.000%	5/15/46	835	900
	University of California College & University Revenue	5.000%	5/15/46	18,235	20,939
	University of California College & University Revenue	5.000%	5/15/47	15,325	16,649
	University of California College & University Revenue	5.000%	5/15/47	9,040	9,838
	University of California College & University Revenue	5.000%	5/15/48	11,775	12,979
	University of California College & University Revenue	4.000%	5/15/50	3,500	3,601
	University of California College & University Revenue	4.000%	5/15/51	8,000	8,247
	University of California College & University Revenue	4.000%	5/15/51	9,000	9,250
	University of California College & University Revenue	5.000%	5/15/52	8,000	8,648
	University of California College & University Revenue	5.000%	5/15/58	800	877
[4,5]	University of California College & University Revenue TOB VRDO	0.820%	6/2/22	2,230	2,230
[4,5]	University of California College & University Revenue TOB VRDO	0.820%	6/2/22	2,250	2,250
[4,5]	University of California College & University Revenue TOB VRDO	0.820%	6/2/22	2,840	2,840
	University of California College & University Revenue VRDO	0.500%	6/1/22	29,200	29,200
	University of California College & University Revenue VRDO	0.500%	6/1/22	5,890	5,890
	University of California College & University Revenue VRDO	0.520%	6/1/22	2,000	2,000
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	1,895	2,045
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	1,000	1,163
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	3,000	3,485
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	10,715	11,512
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	4,000	4,642
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	1,550	1,796
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	15,690	17,803

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	7,355	7,521
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.500%	5/15/54	4,000	3,746
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.520%	6/1/22	5,400	5,400
	Upland CA COP	4.000%	1/1/42	5,635	5,628
	Upland CA COP	5.000%	1/1/47	5,060	5,323
	Vacaville Unified School District GO	4.000%	8/1/38	500	516
	Vacaville Unified School District GO	4.000%	8/1/42	1,000	1,018
[1]	Val Verde Unified School District COP	5.000%	3/1/32	750	843
[1]	Val Verde Unified School District COP	5.000%	3/1/33	1,000	1,123
[1]	Val Verde Unified School District COP	5.000%	3/1/35	2,445	2,732
[2]	Val Verde Unified School District GO	4.000%	8/1/46	1,700	1,723
[1]	Val Verde Unified School District GO	3.000%	8/1/47	2,310	1,964
	Vallecitos Water District COP	2.250%	8/1/46	2,140	1,543
	Vallecitos Water District Water Revenue	5.000%	7/1/33	1,110	1,197
	Vallecitos Water District Water Revenue	5.000%	7/1/35	750	807
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	865	951
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/36	750	815
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/33	500	557
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/34	605	669
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/39	1,110	1,216
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,970	2,133
[9]	Vista Unified School District GO	0.000%	8/1/28	7,425	6,200
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/34	3,100	3,278
	Walnut Valley Unified School District GO	0.000%	8/1/36	1,000	590
	Washington Township Health Care District GO	3.250%	8/1/32	385	385
	Washington Township Health Care District GO	5.500%	8/1/40	5,205	5,483
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	875	878
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	835	877
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,065	1,159
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,230	1,361
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	500	554
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,080	1,098
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,080	1,151
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/34	1,770	1,565
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,220	2,221
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	550
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,000	850
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	750	742
[9]	West Contra Costa Unified School District GO	0.000%	8/1/32	7,650	5,401
[1]	West Contra Costa Unified School District GO	3.000%	8/1/35	850	839
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,000	973
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	700	663
	West Contra Costa Unified School District GO	5.000%	8/1/40	3,050	3,269
[1]	West Contra Costa Unified School District GO	4.000%	8/1/49	2,000	2,028
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/36	535	569
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/39	1,435	1,512
[1]	West Sacramento Area Flood Control Agency Special Assesment Revenue	5.000%	9/1/40	2,050	2,201
[1]	West Sacramento Area Flood Control Agency Special Assesment Revenue	5.000%	9/1/45	2,715	2,902
	West Sonoma County Union High School District GO	5.000%	8/1/43	780	869
	West Sonoma County Union High School District GO	5.000%	8/1/46	1,000	1,107
	West Sonoma County Union High School District GO	5.000%	8/1/49	2,000	2,209
	West Valley-Mission Community College District GO	4.000%	8/1/33	1,400	1,503
[1]	Western Placer Unified School District COP	4.000%	8/1/41	2,150	2,177
[2]	Western Placer Unified School District GO	5.000%	8/1/42	6,350	6,944
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/43	1,120	1,142
[2]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/28	720	799
[2]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/29	1,000	1,108
	Whittier CA Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	6,250	6,430
					4,664,244
Guam (0.1%)
	Guam Income Tax Revenue	5.000%	12/1/31	1,000	1,077
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	670	608
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,000	1,051
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	650	687
					3,423
Puerto Rico (0.3%)
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	806	911
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	136	133

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth of Puerto Rico GO	4.000%	7/1/35	595	574
Commonwealth of Puerto Rico GO	4.000%	7/1/46	174	162
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	825	768
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,332	1,941
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	3,299	2,511
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,000	686
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	3,950	3,945
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	2,083	2,080
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	3,674	3,736
				17,447
Total Tax-Exempt Municipal Bonds (Cost $4,846,909)				4,685,114
Total Investments (99.9%) (Cost $4,846,909)				4,685,114
Other Assets and Liabilities—Net (0.1%)				2,418
Net Assets (100%)				4,687,532
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, the aggregate value was $222,597,000, representing 4.7% of net assets.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2022.
7	Securities with a value of $2,660,000 have been segregated as initial margin for open futures contracts.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Step bond.
11	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
12	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
13	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
3M—3-month.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
5-Year U.S. Treasury Note	September 2022	(2)	(226)	1
Long U.S. Treasury Bond	September 2022	(103)	(14,362)	197
Ultra 10-Year U.S. Treasury Note	September 2022	(318)	(40,858)	313
Ultra Long U.S. Treasury Bond	September 2022	(47)	(7,320)	161
				672

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $4,846,909)	4,685,114
Investment in Vanguard	170
Receivables for Investment Securities Sold	6,852
Receivables for Accrued Income	44,216
Receivables for Capital Shares Issued	19,197
Variation Margin Receivable—Futures Contracts	687
Other Assets	110
Total Assets	4,756,346
Liabilities
Payables for Investment Securities Purchased	58,282
Payables for Capital Shares Redeemed	7,190
Payables for Distributions	3,146
Payables to Vanguard	196
Total Liabilities	68,814
Net Assets	4,687,532
At May 31, 2022, net assets consisted of:

Paid-in Capital	4,872,061
Total Distributable Earnings (Loss)	(184,529)
Net Assets	4,687,532

Investor Shares—Net Assets
Applicable to 45,732,369 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	523,448
Net Asset Value Per Share—Investor Shares	$11.45

Admiral Shares—Net Assets
Applicable to 363,805,624 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,164,084
Net Asset Value Per Share—Admiral Shares	$11.45

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2022
($000)
Investment Income
Income
Interest	67,398
Total Income	67,398
Expenses
The Vanguard Group—Note B
Investment Advisory Services	165
Management and Administrative— Investor Shares	443
Management and Administrative— Admiral Shares	1,802
Marketing and Distribution— Investor Shares	34
Marketing and Distribution— Admiral Shares	112
Custodian Fees	13
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	14
Trustees’ Fees and Expenses	1
Other Expenses	8
Total Expenses	2,600
Net Investment Income	64,798
Realized Net Gain (Loss)
Investment Securities Sold	(23,950)
Futures Contracts	5,849
Realized Net Gain (Loss)	(18,101)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(530,949)
Futures Contracts	733
Change in Unrealized Appreciation (Depreciation)	(530,216)
Net Increase (Decrease) in Net Assets Resulting from Operations	(483,519)

Statement of Changes in Net Assets

	Six Months Ended May 31, 2022	Year Ended November 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	64,798	136,227
Realized Net Gain (Loss)	(18,101)	38,539
Change in Unrealized Appreciation (Depreciation)	(530,216)	(45,782)
Net Increase (Decrease) in Net Assets Resulting from Operations	(483,519)	128,984
Distributions
Investor Shares	(11,235)	(20,096)
Admiral Shares	(89,094)	(152,012)
Total Distributions	(100,329)	(172,108)
Capital Share Transactions
Investor Shares	(73,676)	10,027
Admiral Shares	(452,198)	312,616
Net Increase (Decrease) from Capital Share Transactions	(525,874)	322,643
Total Increase (Decrease)	(1,109,722)	279,519
Net Assets
Beginning of Period	5,797,254	5,517,735
End of Period	4,687,532	5,797,254

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.76	$12.86	$12.53	$11.79	$12.10	$11.66
Investment Operations
Net Investment Income[1]	.144	.297	.335	.371	.394	.396
Net Realized and Unrealized Gain (Loss) on Investments	(1.231)	(.017)	.327	.741	(.309)	.438
Total from Investment Operations	(1.087)	.280	.662	1.112	.085	.834
Distributions
Dividends from Net Investment Income	(.144)	(.297)	(.332)	(.372)	(.395)	(.394)
Distributions from Realized Capital Gains	(.079)	(.083)	—	—	—	—
Total Distributions	(.223)	(.380)	(.332)	(.372)	(.395)	(.394)
Net Asset Value, End of Period	$11.45	$12.76	$12.86	$12.53	$11.79	$12.10
Total Return[2]	-8.61%	2.22%	5.36%	9.54%	0.71%	7.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$523	$663	$659	$640	$479	$486
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.40%	2.32%	2.66%	3.02%	3.31%	3.29%
Portfolio Turnover Rate	37%	42%	27%	11%	15%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.76	$12.86	$12.53	$11.79	$12.10	$11.66
Investment Operations
Net Investment Income[1]	.149	.307	.345	.381	.404	.408
Net Realized and Unrealized Gain (Loss) on Investments	(1.231)	(.017)	.327	.741	(.310)	.438
Total from Investment Operations	(1.082)	.290	.672	1.122	.094	.846
Distributions
Dividends from Net Investment Income	(.149)	(.307)	(.342)	(.382)	(.404)	(.406)
Distributions from Realized Capital Gains	(.079)	(.083)	—	—	—	—
Total Distributions	(.228)	(.390)	(.342)	(.382)	(.404)	(.406)
Net Asset Value, End of Period	$11.45	$12.76	$12.86	$12.53	$11.79	$12.10
Total Return[2]	-8.57%	2.30%	5.44%	9.63%	0.80%	7.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,164	$5,134	$4,859	$4,371	$3,506	$3,419
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.48%	2.40%	2.73%	3.10%	3.39%	3.39%
Portfolio Turnover Rate	37%	42%	27%	11%	15%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the

California Long-Term Tax-Exempt Fund
committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2022, the fund had contributed to Vanguard capital in the amount of $170,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

California Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	4,685,114	—	4,685,114
Derivative Financial Instruments
Assets
Futures Contracts[1]	672	—	—	672
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of May 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,856,276
Gross Unrealized Appreciation	55,827
Gross Unrealized Depreciation	(226,317)
Net Unrealized Appreciation (Depreciation)	(170,490)
E.	During the six months ended May 31, 2022, the fund purchased $1,945,381,000 of investment securities and sold $2,649,749,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2022, such purchases were $672,854,000 and sales were $370,425,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2022		Year Ended November 30, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	56,639	4,701	203,347	15,885
Issued in Lieu of Cash Distributions	9,540	782	17,614	1,378
Redeemed	(139,855)	(11,742)	(210,934)	(16,511)
Net Increase (Decrease)—Investor Shares	(73,676)	(6,259)	10,027	752
Admiral Shares
Issued	484,687	41,151	903,586	70,652
Issued in Lieu of Cash Distributions	60,703	4,974	103,980	8,139
Redeemed	(997,588)	(84,612)	(694,950)	(54,426)
Net Increase (Decrease)—Admiral Shares	(452,198)	(38,487)	312,616	24,365
G.	Management has determined that no events or transactions occurred subsequent to May 31, 2022, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard California Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund, and Vanguard California Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard California Tax-Free Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
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Q752 072022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 25, 2022

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 25, 2022

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.